UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2014

Item 1. Reports to Stockholders

Fidelity Advisor®

Series Equity-Income Fund

and

Fidelity Advisor

Series Stock Selector Large Cap Value Fund

Semiannual Report

July 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor® Series Equity-Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Series Stock Selector Large Cap Value Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 to July 31, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Fidelity Advisor Series Equity-Income Fund	.66%
Actual		$ 1,000.00	$ 1,099.20	$ 3.44
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31
Fidelity Advisor Series Stock Selector Large Cap Value Fund	.74%
Actual		$ 1,000.00	$ 1,101.70	$ 3.86
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Series Equity-Income Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.7	4.1
JPMorgan Chase & Co.	4.3	4.2
Wells Fargo & Co.	3.3	3.1
General Electric Co.	3.1	3.1
Cisco Systems, Inc.	3.0	2.7
Exxon Mobil Corp.	2.9	3.8
MetLife, Inc.	2.7	3.0
Verizon Communications, Inc.	2.5	1.8
Johnson & Johnson	2.5	2.3
Procter & Gamble Co.	2.5	2.5
	31.5
Top Five Market Sectors as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.2	22.6
Energy	16.0	14.4
Information Technology	12.8	11.8
Consumer Staples	11.1	11.6
Industrials	8.5	8.8
Asset Allocation (% of fund's net assets)
As of July 31, 2014 *		As of January 31, 2014 **
Stocks 97.7%		Stocks 95.6%
Short-Term Investments and Net Other Assets (Liabilities) 2.3%		Short-Term Investments and Net Other Assets (Liabilities) 4.4%
* Foreign investments	2.9%	** Foreign investments	3.3%
* Written Options	0.0%	** Written Options	(0.1)%

Semiannual Report

Fidelity Advisor Series Equity-Income Fund

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.3%
Gentex Corp.	168,121	$ 4,858,697
Hotels, Restaurants & Leisure - 2.3%
Darden Restaurants, Inc.	194,108	9,074,549
McDonald's Corp.	222,327	21,023,241
Texas Roadhouse, Inc. Class A	97,007	2,413,534
Yum! Brands, Inc.	158,281	10,984,701
		43,496,025
Media - 2.0%
Comcast Corp. Class A	571,728	30,718,945
Sinclair Broadcast Group, Inc. Class A	225,401	7,282,706
		38,001,651
Multiline Retail - 2.7%
Kohl's Corp.	328,302	17,577,289
Target Corp.	554,997	33,072,271
		50,649,560
Specialty Retail - 1.0%
Abercrombie & Fitch Co. Class A	81,443	3,203,968
Foot Locker, Inc.	159,341	7,573,478
PetSmart, Inc.	49,100	3,345,674
Staples, Inc.	344,827	3,996,545
		18,119,665
TOTAL CONSUMER DISCRETIONARY		155,125,598
CONSUMER STAPLES - 11.1%
Beverages - 1.9%
Molson Coors Brewing Co. Class B	146,800	9,913,404
The Coca-Cola Co.	646,477	25,400,081
		35,313,485
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	167,387	12,781,671
Wal-Mart Stores, Inc.	109,442	8,052,742
Walgreen Co.	193,686	13,319,786
		34,154,199
Food Products - 1.1%
B&G Foods, Inc. Class A	51,655	1,449,956
Kellogg Co.	314,803	18,834,663
		20,284,619
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.5%
Procter & Gamble Co.	590,781	$ 45,679,187
Tobacco - 3.8%
Altria Group, Inc. (e)	596,838	24,231,623
Lorillard, Inc.	404,479	24,462,890
Philip Morris International, Inc.	186,031	15,256,402
Reynolds American, Inc.	140,729	7,859,715
		71,810,630
TOTAL CONSUMER STAPLES		207,242,120
ENERGY - 16.0%
Energy Equipment & Services - 1.6%
Ensco PLC Class A	136,145	6,895,744
National Oilwell Varco, Inc.	129,100	10,462,264
Noble Corp.	229,404	7,196,403
Schlumberger Ltd.	38,644	4,188,623
		28,743,034
Oil, Gas & Consumable Fuels - 14.4%
Access Midstream Partners LP	52,687	3,172,811
Anadarko Petroleum Corp.	96,659	10,328,014
Apache Corp.	209,095	21,465,693
Chevron Corp.	683,869	88,383,229
CONSOL Energy, Inc.	190,606	7,399,325
EV Energy Partners LP	160,339	5,878,028
Exxon Mobil Corp.	556,100	55,020,534
Foresight Energy LP	66,200	1,276,998
Hess Corp.	93,900	9,294,222
Holly Energy Partners LP	86,100	2,902,431
HollyFrontier Corp.	18,724	880,215
Imperial Oil Ltd.	21,800	1,118,641
Legacy Reserves LP	51,300	1,498,473
Markwest Energy Partners LP	171,247	11,953,041
Occidental Petroleum Corp.	132,039	12,901,531
Scorpio Tankers, Inc.	59,672	560,320
The Williams Companies, Inc.	614,300	34,787,809
Williams Partners LP	27,100	1,372,344
		270,193,659
TOTAL ENERGY		298,936,693
Common Stocks - continued
	Shares	Value
FINANCIALS - 25.2%
Banks - 11.8%
Bank of America Corp.	211,900	$ 3,231,475
CIT Group, Inc.	29,900	1,468,389
Citigroup, Inc.	275,700	13,484,487
Comerica, Inc.	141,400	7,106,764
FirstMerit Corp.	131,800	2,319,680
JPMorgan Chase & Co.	1,391,830	80,266,836
M&T Bank Corp.	223,970	27,212,355
PNC Financial Services Group, Inc.	39,500	3,261,120
U.S. Bancorp	469,921	19,750,780
Valley National Bancorp (d)	178,300	1,708,114
Wells Fargo & Co.	1,198,149	60,985,784
		220,795,784
Capital Markets - 5.0%
Apollo Global Management LLC Class A	123,497	3,243,031
Apollo Investment Corp.	931,900	7,911,831
Ares Capital Corp.	250,452	4,185,053
Ares Management LP	89,900	1,746,757
BlackRock, Inc. Class A (e)	18,214	5,550,352
Carlyle Group LP	71,300	2,379,994
Charles Schwab Corp.	161,064	4,469,526
Greenhill & Co., Inc.	22,491	1,029,413
Invesco Ltd.	103,300	3,887,179
KKR & Co. LP	852,028	19,528,482
Morgan Stanley	465,300	15,047,802
State Street Corp.	119,400	8,410,536
The Blackstone Group LP	482,300	15,761,564
		93,151,520
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. Class B (a)	72,838	9,136,070
TPG Specialty Lending, Inc.	94,600	1,832,402
		10,968,472
Insurance - 5.5%
ACE Ltd.	160,300	16,046,030
Allied World Assurance Co. Holdings Ltd.	38,100	1,371,981
MetLife, Inc.	969,551	50,998,383
Prudential Financial, Inc. (e)	167,192	14,540,688
The Chubb Corp.	126,970	11,009,569
The Travelers Companies, Inc.	105,668	9,463,626
		103,430,277
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 2.2%
American Capital Agency Corp.	396,773	$ 9,173,392
Annaly Capital Management, Inc.	795,500	8,830,050
CBL & Associates Properties, Inc.	212,100	3,966,270
Coresite Realty Corp.	48,333	1,578,556
First Potomac Realty Trust	279,515	3,686,803
Home Properties, Inc.	96,875	6,373,406
Piedmont Office Realty Trust, Inc. Class A	119,400	2,322,330
Retail Properties America, Inc.	105,000	1,580,250
Two Harbors Investment Corp.	314,500	3,217,335
Ventas, Inc.	21,200	1,346,200
		42,074,592
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	106,562	1,349,075
TOTAL FINANCIALS		471,769,720
HEALTH CARE - 7.1%
Biotechnology - 0.1%
Amgen, Inc.	24,200	3,082,838
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	137,124	10,241,792
Covidien PLC	47,600	4,117,876
DENTSPLY International, Inc.	60,600	2,813,052
Meridian Bioscience, Inc.	96,105	1,894,230
St. Jude Medical, Inc.	24,100	1,571,079
		20,638,029
Health Care Providers & Services - 1.0%
Aetna, Inc.	16,060	1,245,132
Quest Diagnostics, Inc.	96,435	5,892,179
UnitedHealth Group, Inc.	147,521	11,956,577
WellPoint, Inc.	36	3,953
		19,097,841
Pharmaceuticals - 4.9%
AbbVie, Inc.	31,700	1,659,178
Johnson & Johnson	463,993	46,441,059
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	420,053	$ 23,833,807
Pfizer, Inc.	672,436	19,298,913
		91,232,957
TOTAL HEALTH CARE		134,051,665
INDUSTRIALS - 8.5%
Aerospace & Defense - 0.5%
United Technologies Corp.	94,000	9,884,100
Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc.	111,343	7,511,199
United Parcel Service, Inc. Class B	325,400	31,593,086
		39,104,285
Commercial Services & Supplies - 1.2%
KAR Auction Services, Inc.	184,250	5,400,368
Republic Services, Inc.	459,200	17,417,456
		22,817,824
Electrical Equipment - 0.3%
Eaton Corp. PLC	34,600	2,350,032
Emerson Electric Co.	59,900	3,812,635
		6,162,667
Industrial Conglomerates - 3.1%
General Electric Co.	2,273,856	57,187,478
Machinery - 0.4%
Cummins, Inc.	22,300	3,108,397
Stanley Black & Decker, Inc.	56,677	4,956,404
		8,064,801
Professional Services - 0.1%
Acacia Research Corp.	89,806	1,532,090
Road & Rail - 0.6%
CSX Corp.	309,100	9,248,272
Union Pacific Corp.	29,800	2,929,638
		12,177,910
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Now, Inc.	32,275	$ 1,038,932
Watsco, Inc.	21,225	1,901,123
		2,940,055
TOTAL INDUSTRIALS		159,871,210
INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 3.4%
Cisco Systems, Inc.	2,265,059	57,147,439
QUALCOMM, Inc.	98,410	7,252,817
		64,400,256
Electronic Equipment & Components - 0.2%
TE Connectivity Ltd.	60,624	3,752,019
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	217,600	7,792,256
IT Services - 3.8%
Accenture PLC Class A	2,100	166,488
IBM Corp.	222,184	42,586,007
Paychex, Inc.	578,196	23,711,818
Xerox Corp.	314,213	4,166,464
		70,630,777
Semiconductors & Semiconductor Equipment - 2.3%
Applied Materials, Inc.	895,386	18,767,291
Broadcom Corp. Class A	660,095	25,255,235
		44,022,526
Software - 1.9%
CA Technologies, Inc.	294,500	8,505,160
Microsoft Corp.	627,400	27,078,584
		35,583,744
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	115,105	11,000,585
EMC Corp.	109,300	3,202,490
		14,203,075
TOTAL INFORMATION TECHNOLOGY		240,384,653
MATERIALS - 1.0%
Chemicals - 0.2%
Potash Corp. of Saskatchewan, Inc.	54,300	1,927,778
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Tronox Ltd. Class A	82,400	$ 2,186,896
Westlake Chem Partners LP (a)	3,600	109,260
		4,223,934
Metals & Mining - 0.8%
Commercial Metals Co.	213,125	3,674,275
Freeport-McMoRan Copper & Gold, Inc.	302,341	11,253,132
		14,927,407
TOTAL MATERIALS		19,151,341
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	646,391	23,005,056
Verizon Communications, Inc.	922,990	46,537,156
		69,542,212
UTILITIES - 4.0%
Electric Utilities - 4.0%
American Electric Power Co., Inc.	247,445	12,864,666
Duke Energy Corp.	116,500	8,403,145
Exelon Corp.	155,800	4,842,264
Hawaiian Electric Industries, Inc. (d)	180,198	4,256,277
Pinnacle West Capital Corp.	33,100	1,770,519
PPL Corp.	456,237	15,051,259
Southern Co.	491,534	21,278,507
Xcel Energy, Inc.	187,900	5,787,320
		74,253,957
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP	8,900	302,956
TOTAL UTILITIES		74,556,913
TOTAL COMMON STOCKS (Cost $1,625,807,335)		1,830,632,125
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	46,098,289	$ 46,098,289
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	6,226,050	6,226,050
TOTAL MONEY MARKET FUNDS (Cost $52,324,339)		52,324,339
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,678,131,674)		1,882,956,464
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(10,021,729)
NET ASSETS - 100%		$ 1,872,934,735
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium
Call Options
Altria Group, Inc.	9/20/14 - $43.00	3,019	$ 163,355	(46,795)
BlackRock, Inc. Class A	10/18/14 - $320.00	150	130,107	(81,000)
Prudential Financial, Inc.	9/20/14 - $95.00	800	117,925	(39,600)
TOTAL WRITTEN OPTIONS	$ 411,387	$ (167,395)
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $23,785,690.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,901
Fidelity Securities Lending Cash Central Fund	17,973
Total	$ 43,874
Other Information

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options (a)	$ -	$ (167,395)
Total Value of Derivatives	$ -	$ (167,395)
(a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Series Equity-Income Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,961,118) - See accompanying schedule: Unaffiliated issuers (cost $1,625,807,335)	$ 1,830,632,125
Fidelity Central Funds (cost $52,324,339)	52,324,339
Total Investments (cost $1,678,131,674)		$ 1,882,956,464
Receivable for investments sold		701,481
Receivable for fund shares sold		140,009
Dividends receivable		3,367,721
Distributions receivable from Fidelity Central Funds		14,484
Other affiliated receivables		14,238
Other receivables		16,131
Total assets		1,887,210,528

Liabilities
Payable for investments purchased	$ 5,081,995
Payable for fund shares redeemed	1,716,573
Accrued management fee	719,180
Written options, at value (premium received $411,387)	167,395
Other affiliated payables	325,326
Other payables and accrued expenses	39,274
Collateral on securities loaned, at value	6,226,050
Total liabilities		14,275,793

Net Assets		$ 1,872,934,735
Net Assets consist of:
Paid in capital		$ 1,629,216,268
Undistributed net investment income		6,576,803
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		32,072,882
Net unrealized appreciation (depreciation) on investments		205,068,782
Net Assets, for 145,597,998 shares outstanding		$ 1,872,934,735
Net Asset Value, offering price and redemption price per share ($1,872,934,735 ÷ 145,597,998 shares)		$ 12.86

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Series Equity-Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2014 (Unaudited)

Investment Income
Dividends		$ 29,659,316
Income from Fidelity Central Funds		43,874
Total income		29,703,190

Expenses
Management fee	$ 4,205,061
Transfer agent fees	1,645,858
Accounting and security lending fees	285,948
Custodian fees and expenses	20,200
Independent trustees' compensation	3,664
Audit	27,764
Legal	2,512
Miscellaneous	7,037
Total expenses before reductions	6,198,044
Expense reductions	(26,880)	6,171,164
Net investment income (loss)		23,532,026
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,752,658
Foreign currency transactions	(1,129)
Written options	1,611,159
Total net realized gain (loss)		33,362,688
Change in net unrealized appreciation (depreciation) on: Investment securities	118,945,302
Written options	147,146
Total change in net unrealized appreciation (depreciation)		119,092,448
Net gain (loss)		152,455,136
Net increase (decrease) in net assets resulting from operations		$ 175,987,162

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2014 (Unaudited)	Year ended January 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,532,026	$ 21,391,318
Net realized gain (loss)	33,362,688	35,281,331
Change in net unrealized appreciation (depreciation)	119,092,448	48,646,990
Net increase (decrease) in net assets resulting from operations	175,987,162	105,319,639
Distributions to shareholders from net investment income	(18,646,554)	(20,256,597)
Distributions to shareholders from net realized gain	(3,901,581)	(34,761,129)
Total distributions	(22,548,135)	(55,017,726)
Share transactions Proceeds from sales of shares	81,422,292	1,154,653,492
Reinvestment of distributions	22,548,135	55,017,726
Cost of shares redeemed	(155,247,808)	(195,212,286)
Net increase (decrease) in net assets resulting from share transactions	(51,277,381)	1,014,458,932
Total increase (decrease) in net assets	102,161,646	1,064,760,845

Net Assets
Beginning of period	1,770,773,089	706,012,244
End of period (including undistributed net investment income of $6,576,803 and undistributed net investment income of $1,691,331, respectively)	$ 1,872,934,735	$ 1,770,773,089
Other Information Shares
Sold	6,503,195	94,671,189
Issued in reinvestment of distributions	1,769,186	4,606,882
Redeemed	(12,288,623)	(16,287,927)
Net increase (decrease)	(4,016,242)	82,990,144

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 10.60	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.25	.03
Net realized and unrealized gain (loss)	1.01	1.49	.59
Total from investment operations	1.17	1.74	.62
Distributions from net investment income	(.13)	(.24)	(.02)
Distributions from net realized gain	(.03)	(.26)	-
Total distributions	(.15)I	(.50)	(.02)
Net asset value, end of period	$ 12.86	$ 11.84	$ 10.60
Total ReturnB, C	9.92%	16.44%	6.18%
Ratios to Average Net AssetsE,H
Expenses before reductions	.66%A	.68%	.75%A
Expenses net of fee waivers, if any	.66%A	.68%	.75%A
Expenses net of all reductions	.66%A	.68%	.68%A
Net investment income (loss)	2.52%A	2.15%	2.07%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,872,935	$ 1,770,773	$ 706,012
Portfolio turnover rateF	35%A	44%	34%J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to January 31, 2013.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.026 per share.

J Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Series Stock Selector Large Cap Value Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	5.3	4.8
Berkshire Hathaway, Inc. Class B	3.4	3.3
Wells Fargo & Co.	3.3	3.4
Pfizer, Inc.	2.5	0.6
General Electric Co.	2.3	3.3
Occidental Petroleum Corp.	2.1	2.5
Johnson & Johnson	2.0	1.6
Goldman Sachs Group, Inc.	2.0	2.0
U.S. Bancorp	1.9	1.9
AT&T, Inc.	1.8	1.3
	26.6
Top Five Market Sectors as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.5	26.8
Energy	13.6	14.1
Health Care	12.7	13.2
Industrials	10.1	9.4
Information Technology	9.2	8.9
Asset Allocation (% of fund's net assets)
As of July 31, 2014 *		As of January 31, 2014 **
	Stocks and Equity Futures 98.1%		Stocks and Equity Futures 96.4%
	Short-Term Investments and Net Other Assets (Liabilities) 1.9%		Short-Term Investments and Net Other Assets (Liabilities) 3.6%
* Foreign investments	8.4%	** Foreign investments	6.7%

Semiannual Report

Fidelity Advisor Series Stock Selector Large Cap Value Fund

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 1.0%
Delphi Automotive PLC	112,851	$ 7,538,447
TRW Automotive Holdings Corp. (a)	50,603	5,176,181
		12,714,628
Household Durables - 0.5%
Whirlpool Corp.	40,300	5,748,392
Media - 2.8%
CBS Corp. Class B	132,900	7,552,707
Liberty Media Corp. (a)	112,000	5,264,000
Liberty Media Corp. Class A (a)	56,000	2,634,800
Omnicom Group, Inc.	80,300	5,620,197
Time Warner, Inc.	74,300	6,168,386
Twenty-First Century Fox, Inc. Class A	223,360	7,076,045
		34,316,135
Multiline Retail - 1.5%
Macy's, Inc.	130,435	7,537,839
Target Corp.	177,219	10,560,480
		18,098,319
Specialty Retail - 0.4%
Staples, Inc.	417,249	4,835,916
TOTAL CONSUMER DISCRETIONARY		75,713,390
CONSUMER STAPLES - 6.7%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	101,153	6,830,862
Food & Staples Retailing - 2.2%
Wal-Mart Stores, Inc.	263,082	19,357,574
Walgreen Co.	121,375	8,346,959
		27,704,533
Food Products - 1.9%
Bunge Ltd.	130,766	10,309,591
Mondelez International, Inc.	104,943	3,777,948
The J.M. Smucker Co.	87,536	8,722,087
		22,809,626
Household Products - 1.3%
Procter & Gamble Co.	205,785	15,911,296
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.7%
Coty, Inc. Class A	528,438	$ 9,041,574
TOTAL CONSUMER STAPLES		82,297,891
ENERGY - 13.6%
Energy Equipment & Services - 0.8%
National Oilwell Varco, Inc.	131,475	10,654,734
Oil, Gas & Consumable Fuels - 12.8%
Anadarko Petroleum Corp.	156,600	16,732,710
Chevron Corp.	503,786	65,109,298
EOG Resources, Inc.	105,300	11,524,032
Imperial Oil Ltd.	198,300	10,175,526
Occidental Petroleum Corp.	268,482	26,233,376
Stone Energy Corp. (a)	152,600	5,806,430
Tesoro Corp.	347,500	21,385,150
		156,966,522
TOTAL ENERGY		167,621,256
FINANCIALS - 27.5%
Banks - 8.5%
Bank of America Corp.	347,700	5,302,425
CIT Group, Inc.	265,000	13,014,150
PNC Financial Services Group, Inc.	212,100	17,510,976
Popular, Inc. (a)	164,474	5,246,721
U.S. Bancorp	538,108	22,616,679
Wells Fargo & Co.	793,475	40,387,878
		104,078,829
Capital Markets - 4.2%
BlackRock, Inc. Class A	50,119	15,272,763
Goldman Sachs Group, Inc.	139,722	24,153,742
State Street Corp.	171,954	12,112,440
		51,538,945
Consumer Finance - 1.6%
Capital One Financial Corp.	256,986	20,440,666
Diversified Financial Services - 4.3%
Berkshire Hathaway, Inc. Class B (a)	335,239	42,049,028
The NASDAQ OMX Group, Inc.	268,101	11,311,181
		53,360,209
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 6.5%
ACE Ltd.	163,420	$ 16,358,342
AFLAC, Inc.	184,400	11,016,056
Axis Capital Holdings Ltd.	239,400	10,330,110
MetLife, Inc.	266,651	14,025,843
Reinsurance Group of America, Inc.	157,400	12,632,924
The Travelers Companies, Inc.	172,700	15,467,012
		79,830,287
Real Estate Investment Trusts - 1.5%
Annaly Capital Management, Inc.	504,635	5,601,449
Equity Residential (SBI)	43,350	2,802,578
General Growth Properties, Inc.	245,644	5,740,700
The Macerich Co.	59,179	3,847,227
		17,991,954
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (a)	368,171	11,354,394
TOTAL FINANCIALS		338,595,284
HEALTH CARE - 12.7%
Biotechnology - 0.5%
Cubist Pharmaceuticals, Inc.	102,598	6,248,218
Prothena Corp. PLC (a)	9	156
		6,248,374
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	887,800	11,346,084
St. Jude Medical, Inc.	96,269	6,275,776
		17,621,860
Health Care Providers & Services - 4.7%
Express Scripts Holding Co. (a)	232,700	16,207,555
HCA Holdings, Inc. (a)	175,600	11,468,436
McKesson Corp.	43,439	8,334,207
UnitedHealth Group, Inc.	208,300	16,882,715
WellPoint, Inc.	44,447	4,880,725
		57,773,638
Pharmaceuticals - 6.1%
Endo Health Solutions, Inc. (a)	90,667	6,081,942
Jazz Pharmaceuticals PLC (a)	93,768	13,102,203
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	242,605	$ 24,282,334
Pfizer, Inc.	1,093,538	31,384,541
		74,851,020
TOTAL HEALTH CARE		156,494,892
INDUSTRIALS - 10.1%
Aerospace & Defense - 2.0%
Textron, Inc.	197,440	7,180,893
Triumph Group, Inc.	78,800	4,991,980
United Technologies Corp.	117,700	12,376,155
		24,549,028
Air Freight & Logistics - 1.4%
FedEx Corp.	119,686	17,579,480
Airlines - 0.4%
JetBlue Airways Corp. (a)(d)	390,300	4,184,016
Construction & Engineering - 2.5%
AECOM Technology Corp. (a)	348,518	11,832,186
URS Corp.	335,103	19,191,349
		31,023,535
Industrial Conglomerates - 2.3%
General Electric Co.	1,094,249	27,520,362
Machinery - 0.6%
Caterpillar, Inc.	41,877	4,219,108
Deere & Co.	36,900	3,140,559
		7,359,667
Road & Rail - 0.9%
CSX Corp.	377,281	11,288,248
TOTAL INDUSTRIALS		123,504,336
INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 1.6%
Cisco Systems, Inc.	755,865	19,070,474
Electronic Equipment & Components - 0.4%
Jabil Circuit, Inc.	259,421	5,178,043
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.1%
Google, Inc. Class A (a)	6,800	$ 3,940,940
Yahoo!, Inc. (a)	272,952	9,774,411
		13,715,351
IT Services - 0.5%
Total System Services, Inc.	188,007	6,016,224
Semiconductors & Semiconductor Equipment - 2.1%
Broadcom Corp. Class A	512,349	19,602,473
Samsung Electronics Co. Ltd.	4,649	6,015,925
		25,618,398
Software - 2.1%
Microsoft Corp.	415,700	17,941,612
Symantec Corp.	347,495	8,221,732
		26,163,344
Technology Hardware, Storage & Peripherals - 1.4%
EMC Corp.	576,203	16,882,748
TOTAL INFORMATION TECHNOLOGY		112,644,582
MATERIALS - 3.3%
Chemicals - 2.6%
Agrium, Inc.	62,200	5,670,363
Axiall Corp.	110,794	4,745,307
Eastman Chemical Co.	103,400	8,145,852
LyondellBasell Industries NV Class A	67,051	7,124,169
Methanex Corp.	103,200	6,716,258
		32,401,949
Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc.	223,588	8,321,945
TOTAL MATERIALS		40,723,894
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	617,335	21,970,953
CenturyLink, Inc.	109,403	4,292,974
		26,263,927
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	71,100	$ 2,342,034
TOTAL TELECOMMUNICATION SERVICES		28,605,961
UTILITIES - 5.6%
Electric Utilities - 2.9%
Edison International	135,200	7,408,960
Exelon Corp.	192,800	5,992,224
ITC Holdings Corp.	161,410	5,826,901
NextEra Energy, Inc.	106,300	9,980,507
PPL Corp.	205,800	6,789,342
		35,997,934
Gas Utilities - 0.8%
Atmos Energy Corp.	103,269	4,989,958
National Fuel Gas Co.	76,700	5,285,397
		10,275,355
Independent Power Producers & Energy Traders - 0.3%
Dynegy, Inc. (a)	116,100	3,082,455
Multi-Utilities - 1.6%
CMS Energy Corp.	211,400	6,115,802
NiSource, Inc.	144,500	5,444,760
Sempra Energy	76,832	7,660,919
		19,221,481
TOTAL UTILITIES		68,577,225
TOTAL COMMON STOCKS (Cost $1,021,485,181)		1,194,778,711
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 8/21/14 to 10/30/14 (e) (Cost $169,994)	$ 170,000	169,997
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	35,474,283	$ 35,474,283
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	3,880,100	3,880,100
TOTAL MONEY MARKET FUNDS (Cost $39,354,383)		39,354,383
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,061,009,558)		1,234,303,091
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(4,942,271)
NET ASSETS - 100%		$ 1,229,360,820
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
111 ICE Russell 1000 Value Index Contracts (United States)	Sept. 2014	$ 10,791,420	$ (206,740)

The face value of futures purchased as a percentage of net assets is 0.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $169,997.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,720
Fidelity Securities Lending Cash Central Fund	13,221
Total	$ 33,941
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 75,713,390	$ 75,713,390	$ -	$ -
Consumer Staples	82,297,891	82,297,891	-	-
Energy	167,621,256	167,621,256	-	-
Financials	338,595,284	338,595,284	-	-
Health Care	156,494,892	156,494,892	-	-
Industrials	123,504,336	123,504,336	-	-
Information Technology	112,644,582	106,628,657	6,015,925	-
Materials	40,723,894	40,723,894	-	-
Telecommunication Services	28,605,961	28,605,961	-	-
Utilities	68,577,225	68,577,225	-	-
U.S. Government and Government Agency Obligations	169,997	-	169,997	-
Money Market Funds	39,354,383	39,354,383	-	-
Total Investments in Securities:	$ 1,234,303,091	$ 1,228,117,169	$ 6,185,922	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (206,740)	$ (206,740)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (206,740)
Total Value of Derivatives	$ -	$ (206,740)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Series Stock Selector Large Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,616,928) - See accompanying schedule: Unaffiliated issuers (cost $1,021,655,175)	$ 1,194,948,708
Fidelity Central Funds (cost $39,354,383)	39,354,383
Total Investments (cost $1,061,009,558)		$ 1,234,303,091
Cash		97,099
Receivable for investments sold		3,248,080
Receivable for fund shares sold		93,244
Dividends receivable		1,126,755
Distributions receivable from Fidelity Central Funds		4,737
Other receivables		8,461
Total assets		1,238,881,467

Liabilities
Payable for investments purchased	$ 3,487,154
Payable for fund shares redeemed	1,144,553
Accrued management fee	550,429
Payable for daily variation margin for derivative instruments	212,010
Other affiliated payables	214,295
Other payables and accrued expenses	32,106
Collateral on securities loaned, at value	3,880,100
Total liabilities		9,520,647

Net Assets		$ 1,229,360,820
Net Assets consist of:
Paid in capital		$ 1,000,328,514
Undistributed net investment income		7,714,828
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		48,230,731
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		173,086,747
Net Assets, for 93,251,602 shares outstanding		$ 1,229,360,820
Net Asset Value, offering price and redemption price per share ($1,229,360,820 ÷ 93,251,602 shares)		$ 13.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended July 31, 2014 (Unaudited)

Investment Income
Dividends		$ 12,181,487
Interest		94
Income from Fidelity Central Funds		33,941
Total income		12,215,522

Expenses
Management fee Basic fee	$ 3,354,590
Performance adjustment	(168,155)
Transfer agent fees	1,079,299
Accounting and security lending fees	196,847
Custodian fees and expenses	20,647
Independent trustees' compensation	2,383
Audit	22,610
Legal	1,658
Miscellaneous	6,248
Total expenses before reductions	4,516,127
Expense reductions	(15,433)	4,500,694
Net investment income (loss)		7,714,828
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	47,351,075
Foreign currency transactions	(4,239)
Futures contracts	1,035,238
Total net realized gain (loss)		48,382,074
Change in net unrealized appreciation (depreciation) on: Investment securities	61,044,205
Assets and liabilities in foreign currencies	(46)
Futures contracts	159,513
Total change in net unrealized appreciation (depreciation)		61,203,672
Net gain (loss)		109,585,746
Net increase (decrease) in net assets resulting from operations		$ 117,300,574

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Series Stock Selector Large Cap Value Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2014 (Unaudited)	Year ended January 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,714,828	$ 10,068,502
Net realized gain (loss)	48,382,074	53,614,867
Change in net unrealized appreciation (depreciation)	61,203,672	68,048,326
Net increase (decrease) in net assets resulting from operations	117,300,574	131,731,695
Distributions to shareholders from net investment income	-	(10,491,891)
Distributions to shareholders from net realized gain	(10,582,374)	(46,903,270)
Total distributions	(10,582,374)	(57,395,161)
Share transactions Proceeds from sales of shares	81,988,485	439,014,862
Reinvestment of distributions	10,582,374	57,395,161
Cost of shares redeemed	(109,350,939)	(143,884,461)
Net increase (decrease) in net assets resulting from share transactions	(16,780,080)	352,525,562
Total increase (decrease) in net assets	89,938,120	426,862,096

Net Assets
Beginning of period	1,139,422,700	712,560,604
End of period (including undistributed net investment income of $7,714,828 and undistributed net investment income of $0, respectively)	$ 1,229,360,820	$ 1,139,422,700
Other Information Shares
Sold	6,512,012	35,128,957
Issued in reinvestment of distributions	855,487	4,708,092
Redeemed	(8,513,564)	(11,927,963)
Net increase (decrease)	(1,146,065)	27,909,086

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.07	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.14	.02
Net realized and unrealized gain (loss)	1.14	1.88	.72
Total from investment operations	1.22	2.02	.74
Distributions from net investment income	-	(.12)	(.02)
Distributions from net realized gain	(.11)	(.55)	-
Total distributions	(.11)	(.67)	(.02)
Net asset value, end of period	$ 13.18	$ 12.07	$ 10.72
Total ReturnB, C	10.17%	18.79%	7.36%
Ratios to Average Net AssetsE,H
Expenses before reductions	.74%A	.78%	.85%A
Expenses net of fee waivers, if any	.74%A	.78%	.85%A
Expenses net of all reductions	.74%A	.78%	.77%A
Net investment income (loss)	1.26% A	1.19%	1.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,229,361	$ 1,139,423	$ 712,561
Portfolio turnover rateF	68% A	61%	48% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to January 31, 2013.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Series Equity-Income Fund and Fidelity Advisor Series Stock Selector Large Cap Value Fund (the Funds) are funds of Fidelity Devonshire Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

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3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2014 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

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3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), foreign currency transactions, market discount, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Advisor Series Equity-Income Fund	$ 1,679,402,246	$ 226,804,027	$ (23,249,809)	$ 203,554,218
Fidelity Advisor Series Stock Selector Large Cap Value Fund	1,061,726,058	184,598,955	(12,021,922)	172,577,033

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts and exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Advisor Series Equity-Income Fund
Equity Risk
Written Options (a)	$ 1,611,159	$ 147,146
Fidelity Advisor Series Stock Selector Large Cap Value Fund
Equity Risk
Futures Contracts (a)	$ 1,035,238	$ 159,513

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Fidelity Advisor Series Stock Selector Large Cap Value Fund used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Fidelity Advisor Series Equity-Income Fund (the Fund) used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains

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4. Derivative Instruments - continued

Options - continued

and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

The following is a summary of the Fund's written options activity:

Written Options	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	14,219	$ 1,062,400
Options Opened	29,994	2,143,858
Options Exercised	(8,312)	(914,985)
Options Closed	(15,702)	(1,033,530)
Options Expired	(16,230)	(846,356)
Outstanding at end of period	3,969	$ 411,387

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Series Equity-Income Fund	319,516,257	331,557,233
Fidelity Advisor Series Stock Selector Large Cap Value Fund	395,362,830	395,419,190

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate

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6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for Fidelity Advisor Series Stock Selector Large Cap Value Fund is subject to a performance adjustment (up to a maximum of ± .20% of each applicable Fund's average net assets over a 36 month performance period.) The upward or downward adjustment to the management fee is based on Fidelity Advisor Series Stock Selector Large Cap Value Fund's relative investment performance as compared to its benchmark index over the same 36 month performance period. Fidelity Advisor Series Stock Selector Large Cap Value Fund's performance adjustment took effect in December 2013. Subsequent months will be added until the performance period includes 36 months. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets, including the performance adjustment, if applicable was as follows. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net asset for the reporting and performance periods.

Fund Name	Individual Rate	Group Rate	Total
Fidelity Advisor Series Equity-Income Fund	.20%	.25%	.45%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	.30%	.25%	.52%
Fund Name	Performance Benchmark
Fidelity Advisor Series Stock Selector Large Cap Value Fund	Russell 1000 Value Index

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Advisor Series Equity-Income Fund	.18%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	.18%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

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6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Series Equity-Income Fund	$ 1,300
Fidelity Advisor Series Stock Selector Large Cap Value Fund	10,742

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Advisor Series Equity-Income Fund	$ 2,131
Fidelity Advisor Series Stock Selector Large Cap Value Fund	1,423

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities.

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Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM
Fidelity Advisor Series Equity-Income Fund	$ 17,973	$ -
Fidelity Advisor Series Stock Selector Large Cap Value Fund	$ 13,221	$ 4,392

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. All of the applicable expense reductions are noted in the table below.

Brokerage Service reduction

Fidelity Advisor Series Equity-Income Fund	$ 26,880
Fidelity Advisor Series Stock Selector Large Cap Value Fund	15,433

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Series Equity-Income Fund

Fidelity Advisor Series Stock Selector Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the funds' sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the funds were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the funds at the new entities.

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Board Approval of Investment Advisory Contracts and
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In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

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Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for Fidelity Advisor Series Stock Selector Large Cap Value Fund in April 2013.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index and peer group for the most recent one-year period, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Fidelity Adviser Series Equity-Income Fund

Fidelity Advisor Series Stock Selector Large Cap Value Fund

The Board also considered that Fidelity Advisor Series Stock Selector Large Cap Value Fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month period shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." For Fidelity Advisor Series Equity-Income Fund, the Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to a fund's performance adjustment (if applicable), relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked and the impact of a fund's performance adjustment (if applicable), is also included in the charts and considered by the Board.

Semiannual Report

Fidelity Adviser Series Equity-Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Fidelity Advisor Series Stock Selector Large Cap Value Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of Fidelity Advisor Series Stock Selector Large Cap Value Fund's performance adjustment. As part of its review, the Board also considered the current total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, Fidelity presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although each fund is offered only to other Fidelity funds, it continues to incur investment management expenses. The Board further noted that each fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

The Northern Trust Company

Chicago, IL
Fidelity Advisor Series Equity-Income Fund

State Street Bank and Trust Company

Quincy, MA
Fidelity Advisor Series Stock Selector Large Cap Value Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AEDTI-ALDTI-SANN-0914
1.956893.101

Fidelity®

Equity-Income

Fund -
Class K

Semiannual Report

July 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 to July 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Equity-Income	.63%
Actual		$ 1,000.00	$ 1,095.40	$ 3.27
HypotheticalA		$ 1,000.00	$ 1,021.67	$ 3.16
Class K	.52%
Actual		$ 1,000.00	$ 1,096.00	$ 2.70
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.1	3.9
Chevron Corp.	3.0	2.7
Cisco Systems, Inc.	2.5	2.3
General Electric Co.	2.2	2.3
MetLife, Inc.	2.0	2.1
Johnson & Johnson	2.0	1.8
Procter & Gamble Co.	1.9	2.0
IBM Corp.	1.9	1.7
Verizon Communications, Inc.	1.8	1.7
Wells Fargo & Co.	1.7	1.5
	23.1
Top Five Market Sectors as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.3	21.5
Energy	15.4	13.5
Information Technology	12.7	11.5
Consumer Staples	10.4	10.6
Health Care	9.0	11.8
Asset Allocation (% of fund's net assets)
As of July 31, 2014*		As of January 31, 2014**
	Stocks 91.1%		Stocks 92.0%
	Bonds 0.2%		Bonds 0.1%
	Convertible Securities 4.4%		Convertible Securities 4.3%
	Other Investments 0.6%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 3.7%		Short-Term Investments and Net Other Assets (Liabilities) 3.2%
* Foreign investments	12.7%	** Foreign investments	13.8%
* Written Options	0.0%	** Written Options	(0.1)%

Semiannual Report

Investments July 31, 2014

Showing Percentage of Net Assets

Common Stocks - 90.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.2%
Gentex Corp.	724,673	$ 20,943
Diversified Consumer Services - 0.1%
H&R Block, Inc.	402,200	12,923
Hotels, Restaurants & Leisure - 1.9%
Darden Restaurants, Inc.	948,800	44,356
McDonald's Corp.	914,387	86,464
Texas Roadhouse, Inc. Class A	810,467	20,164
Yum! Brands, Inc.	572,479	39,730
		190,714
Household Durables - 0.1%
Coway Co. Ltd.	67,927	5,854
Media - 1.9%
Atresmedia Corporacion de Medios de Comunicacion SA	406,964	5,989
Comcast Corp. Class A	2,699,079	145,022
Sinclair Broadcast Group, Inc. Class A	1,060,283	34,258
		185,269
Multiline Retail - 1.8%
Kohl's Corp.	1,034,024	55,362
Target Corp.	2,024,009	120,611
		175,973
Specialty Retail - 0.9%
Abercrombie & Fitch Co. Class A	396,807	15,610
Dunelm Group PLC	610,700	8,573
Foot Locker, Inc.	505,635	24,033
Lewis Group Ltd.	972,000	5,757
PetSmart, Inc.	238,500	16,251
Staples, Inc.	1,407,404	16,312
		86,536
TOTAL CONSUMER DISCRETIONARY		678,212
CONSUMER STAPLES - 10.2%
Beverages - 1.9%
Molson Coors Brewing Co. Class B	614,395	41,490
PepsiCo, Inc.	427,109	37,628
The Coca-Cola Co.	2,744,903	107,847
		186,965
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	698,400	53,330
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	190,904	$ 9,473
Tesco PLC	960,100	4,166
Wal-Mart Stores, Inc.	589,791	43,397
Walgreen Co.	623,620	42,886
		153,252
Food Products - 1.0%
B&G Foods, Inc. Class A	264,967	7,438
Hilton Food Group PLC	2,686,432	21,510
Kellogg Co.	1,079,391	64,580
		93,528
Household Products - 1.9%
Procter & Gamble Co.	2,470,597	191,027
Tobacco - 3.8%
Altria Group, Inc. (i)	2,509,958	101,904
British American Tobacco PLC:
(United Kingdom)	344,100	20,158
sponsored ADR	343,572	40,335
Japan Tobacco, Inc.	690,100	24,269
Lorillard, Inc.	1,646,471	99,579
Philip Morris International, Inc.	608,878	49,934
Reynolds American, Inc.	671,041	37,478
		373,657
TOTAL CONSUMER STAPLES		998,429
ENERGY - 14.4%
Energy Equipment & Services - 1.6%
Ensco PLC Class A	730,606	37,005
National Oilwell Varco, Inc.	535,524	43,399
Noble Corp.	1,163,563	36,501
Schlumberger Ltd.	398,143	43,155
		160,060
Oil, Gas & Consumable Fuels - 12.8%
Access Midstream Partners LP	338,172	20,365
Anadarko Petroleum Corp.	464,432	49,625
Apache Corp.	808,201	82,970
Cameco Corp.	693,200	13,974
Canadian Natural Resources Ltd.	1,356,900	59,149
Chevron Corp.	2,284,072	295,193
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ConocoPhillips Co.	220,400	$ 18,183
CONSOL Energy, Inc.	945,434	36,702
EV Energy Partners LP	745,974	27,347
Exxon Mobil Corp.	1,687,896	167,000
Foresight Energy LP	348,200	6,717
Holly Energy Partners LP	438,344	14,777
HollyFrontier Corp.	220,732	10,377
Imperial Oil Ltd.	480,400	24,651
Legacy Reserves LP	438,900	12,820
Markwest Energy Partners LP	978,177	68,277
Occidental Petroleum Corp.	577,849	56,462
Royal Dutch Shell PLC Class A sponsored ADR	525,313	42,986
Scorpio Tankers, Inc.	476,084	4,470
Suncor Energy, Inc.	1,826,600	75,001
The Williams Companies, Inc.	2,625,743	148,696
Williams Partners LP	232,900	11,794
		1,247,536
TOTAL ENERGY		1,407,596
FINANCIALS - 23.1%
Banks - 10.1%
Bank of America Corp.	1,007,400	15,363
CIT Group, Inc.	271,200	13,319
Citigroup, Inc.	1,291,800	63,182
Comerica, Inc.	350,272	17,605
FirstMerit Corp.	630,526	11,097
JPMorgan Chase & Co.	6,978,382	402,439
Lakeland Financial Corp.	224,700	8,177
M&T Bank Corp.	732,678	89,020
National Penn Bancshares, Inc.	408,962	4,212
Nordea Bank AB	1,422,800	19,141
PNC Financial Services Group, Inc.	264,000	21,796
Standard Chartered PLC (United Kingdom)	1,534,758	31,923
Svenska Handelsbanken AB (A Shares)	486,400	23,530
U.S. Bancorp	2,115,322	88,907
Valley National Bancorp (e)	852,100	8,163
Wells Fargo & Co.	3,293,050	167,616
		985,490
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - 5.3%
Apollo Global Management LLC Class A	604,060	$ 15,863
Apollo Investment Corp.	3,519,973	29,885
Ares Capital Corp.	1,210,774	20,232
Ares Management LP	432,300	8,400
Ashmore Group PLC	2,291,653	13,727
AURELIUS AG	259,590	9,177
BlackRock, Inc. Class A (i)	84,923	25,879
Carlyle Group LP	434,200	14,494
Charles Schwab Corp.	732,028	20,314
Greenhill & Co., Inc.	209,583	9,593
Invesco Ltd.	532,400	20,034
KKR & Co. LP	6,344,665	145,420
Morgan Stanley	1,433,231	46,351
State Street Corp.	585,899	41,271
The Blackstone Group LP	3,129,732	102,280
		522,920
Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc. Class B (a)	355,792	44,627
McGraw Hill Financial, Inc.	155,800	12,498
TPG Specialty Lending, Inc.	488,400	9,460
		66,585
Insurance - 4.5%
ACE Ltd.	757,027	75,778
Allied World Assurance Co. Holdings Ltd.	191,700	6,903
Brasil Insurance Participacoes e Administracao SA	2,031,455	8,381
esure Group PLC	2,294,900	10,019
FBD Holdings PLC	379,803	7,273
MetLife, Inc.	3,773,238	198,472
Prudential Financial, Inc. (i)	434,277	37,769
The Chubb Corp.	606,863	52,621
The Travelers Companies, Inc.	513,700	46,007
		443,223
Real Estate Investment Trusts - 2.4%
American Capital Agency Corp.	1,624,263	37,553
American Homes 4 Rent (g)	400,011	7,288
American Tower Corp.	136,900	12,922
Annaly Capital Management, Inc.	3,032,613	33,662
CBL & Associates Properties, Inc.	1,043,000	19,504
Coresite Realty Corp.	387,764	12,664
First Potomac Realty Trust	1,796,025	23,690
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Home Properties, Inc.	508,415	$ 33,449
Piedmont Office Realty Trust, Inc. Class A	587,100	11,419
Retail Properties America, Inc.	1,062,571	15,992
Two Harbors Investment Corp.	1,664,878	17,032
Ventas, Inc.	161,403	10,249
		235,424
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	478,445	6,057
TOTAL FINANCIALS		2,259,699
HEALTH CARE - 8.1%
Biotechnology - 0.7%
Amgen, Inc.	490,109	62,435
Grifols SA ADR	195,744	7,178
		69,613
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	340,200	25,410
Covidien PLC	268,900	23,263
DENTSPLY International, Inc.	293,900	13,643
Meridian Bioscience, Inc.	500,622	9,867
St. Jude Medical, Inc.	153,377	9,999
		82,182
Health Care Providers & Services - 0.8%
Aetna, Inc.	94,728	7,344
Quest Diagnostics, Inc.	374,872	22,905
UnitedHealth Group, Inc.	639,820	51,857
		82,106
Pharmaceuticals - 5.7%
AbbVie, Inc.	179,544	9,397
Astellas Pharma, Inc.	2,327,800	31,566
AstraZeneca PLC sponsored ADR	611,900	44,540
Johnson & Johnson	1,934,448	193,619
Merck & Co., Inc.	1,960,994	111,267
Pfizer, Inc.	3,236,379	92,884
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA	272,689	$ 28,630
Teva Pharmaceutical Industries Ltd. sponsored ADR	884,980	47,346
		559,249
TOTAL HEALTH CARE		793,150
INDUSTRIALS - 8.3%
Aerospace & Defense - 0.9%
United Technologies Corp.	801,720	84,301
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	518,456	34,975
PostNL NV (a)	3,450,200	17,274
United Parcel Service, Inc. Class B	1,485,873	144,263
		196,512
Airlines - 0.1%
Copa Holdings SA Class A	32,400	4,921
Commercial Services & Supplies - 1.4%
Intrum Justitia AB	1,004,655	30,803
KAR Auction Services, Inc.	737,000	21,601
Republic Services, Inc.	2,254,367	85,508
		137,912
Construction & Engineering - 0.0%
MasTec, Inc. (a)	107,449	2,922
Electrical Equipment - 0.4%
Eaton Corp. PLC	203,300	13,808
Emerson Electric Co.	290,487	18,489
Hubbell, Inc. Class B	32,528	3,804
		36,101
Industrial Conglomerates - 2.2%
General Electric Co.	8,658,660	217,765
Siemens AG	9	1
		217,766
Machinery - 0.4%
Cummins, Inc.	93,900	13,089
Stanley Black & Decker, Inc.	273,478	23,916
		37,005
Marine - 0.0%
Irish Continental Group PLC unit	100	0*
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.4%
Acacia Research Corp.	787,191	$ 13,429
Bureau Veritas SA	320,327	8,257
Michael Page International PLC	2,755,783	19,890
		41,576
Road & Rail - 0.3%
Union Pacific Corp.	335,552	32,988
Trading Companies & Distributors - 0.2%
Now, Inc.	133,881	4,310
Watsco, Inc.	109,500	9,808
Wolseley PLC	169,350	8,852
		22,970
TOTAL INDUSTRIALS		814,974
INFORMATION TECHNOLOGY - 11.9%
Communications Equipment - 2.9%
Cisco Systems, Inc.	9,817,586	247,698
QUALCOMM, Inc.	493,316	36,357
		284,055
Electronic Equipment & Components - 0.4%
Hitachi Ltd.	1,939,000	15,029
TE Connectivity Ltd.	310,632	19,225
		34,254
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	1,040,700	37,267
IT Services - 3.5%
Accenture PLC Class A	309,158	24,510
IBM Corp.	954,834	183,013
Paychex, Inc.	2,884,057	118,275
Xerox Corp.	1,537,007	20,381
		346,179
Semiconductors & Semiconductor Equipment - 2.0%
Applied Materials, Inc.	3,211,382	67,311
Broadcom Corp. Class A	2,730,229	104,459
MediaTek, Inc.	735,000	11,348
Taiwan Semiconductor Manufacturing Co. Ltd.	2,523,000	10,091
		193,209
Software - 1.7%
CA Technologies, Inc.	874,200	25,247
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Exact Holdings NV	323,315	$ 13,464
Microsoft Corp.	2,972,316	128,285
		166,996
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	400,393	38,266
EMC Corp.	815,562	23,896
First Data Holdings, Inc. Class B (l)	9,280,230	37,121
		99,283
TOTAL INFORMATION TECHNOLOGY		1,161,243
MATERIALS - 1.2%
Chemicals - 0.3%
Potash Corp. of Saskatchewan, Inc.	373,900	13,274
Tronox Ltd. Class A	486,235	12,905
Westlake Chem Partners LP (a)	18,500	561
		26,740
Metals & Mining - 0.9%
Commercial Metals Co.	983,766	16,960
Freeport-McMoRan Copper & Gold, Inc.	1,749,892	65,131
Goldcorp, Inc.	51,000	1,397
SunCoke Energy Partners LP	151,433	4,761
		88,249
TOTAL MATERIALS		114,989
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	2,567,089	91,363
Verizon Communications, Inc.	3,580,600	180,534
Verizon Communications, Inc. CDI	486,649	24,843
		296,740
Wireless Telecommunication Services - 0.7%
Safaricom Ltd.	17,359,000	2,412
Vodafone Group PLC	18,324,431	61,022
		63,434
TOTAL TELECOMMUNICATION SERVICES		360,174
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 3.0%
Electric Utilities - 3.0%
American Electric Power Co., Inc.	1,205,982	$ 62,699
Exelon Corp.	758,700	23,580
Hawaiian Electric Industries, Inc. (e)	829,915	19,603
Pinnacle West Capital Corp.	158,100	8,457
PPL Corp.	1,688,486	55,703
Southern Co.	2,119,077	91,735
Xcel Energy, Inc.	999,035	30,770
		292,547
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP	46,600	1,586
TOTAL UTILITIES		294,133
TOTAL COMMON STOCKS (Cost $7,156,145)		8,882,599
Preferred Stocks - 1.4%

Convertible Preferred Stocks - 1.1%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Post Holdings, Inc. 5.25% (a)	52,900	5,183
FINANCIALS - 0.3%
Real Estate Investment Trusts - 0.3%
American Tower Corp. Series A, 5.25%	49,000	5,407
Crown Castle International Corp. Series A, 4.50%	168,900	16,866
Weyerhaeuser Co. Series A, 6.375%	166,500	8,996
		31,269
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	44,000	14,646
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	123,200	7,308
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
UTILITIES - 0.5%
Electric Utilities - 0.2%
NextEra Energy, Inc.:
5.889%	74,849	$ 4,510
Series E, 5.599%	233,300	14,460
		18,970
Multi-Utilities - 0.3%
CenterPoint Energy, Inc. 2.00% ZENS	173,400	11,055
Dominion Resources, Inc.:
6.375% (a)	200,000	10,140
Series B, 6.00%	148,000	8,202
		29,397
TOTAL UTILITIES		48,367
TOTAL CONVERTIBLE PREFERRED STOCKS		106,773
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Consumer Finance - 0.3%
Ally Financial, Inc.:
7.00% (g)	26,720	26,586
Series A, 8.50%	233,580	6,337
		32,923
TOTAL PREFERRED STOCKS (Cost $123,129)		139,696
Corporate Bonds - 3.5%
		Principal Amount (000s) (d)
Convertible Bonds - 3.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
Ford Motor Co. 4.25% 11/15/16		$ 3,130	6,217
Volkswagen International Finance NV 5.5% 11/9/15 (g)	EUR	9,200	13,400
			19,617
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 2.75% 3/15/21 (g)		3,900	3,946
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 0.1%
Liberty Media Corp. 3.5% 1/15/31		$ 6,195	$ 5,896
TOTAL CONSUMER DISCRETIONARY			29,459
CONSUMER STAPLES - 0.1%
Tobacco - 0.1%
Vector Group Ltd. 2.5% 1/15/19 (j)		6,960	9,328
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Amyris, Inc. 3% 2/27/17		2,101	1,751
BPZ Energy, Inc. 8.5% 10/1/17		4,130	4,486
Chesapeake Energy Corp. 2.5% 5/15/37		13,845	14,588
Clean Energy Fuels Corp. 5.25% 10/1/18 (g)		5,260	4,961
Scorpio Tankers, Inc. 2.375% 7/1/19 (g)		7,880	8,027
Ship Finance International Ltd. 3.25% 2/1/18		10,930	12,220
			46,033
FINANCIALS - 0.5%
Capital Markets - 0.2%
Ares Capital Corp. 5.75% 2/1/16		11,500	12,234
Insurance - 0.1%
Fidelity National Financial, Inc. 4.25% 8/15/18		7,160	11,581
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (g)		17,382	21,072
TOTAL FINANCIALS			44,887
HEALTH CARE - 0.8%
Biotechnology - 0.0%
Gilead Sciences, Inc. 1.625% 5/1/16		950	3,819
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17		4,630	8,274
Health Care Providers & Services - 0.6%
HealthSouth Corp. 2% 12/1/43		15,074	17,062
Molina Healthcare, Inc. 1.125% 1/15/20		6,130	7,207
WellPoint, Inc. 2.75% 10/15/42		19,230	30,083
			54,352
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.1%
Theravance, Inc. 2.125% 1/15/23		$ 11,920	$ 12,640
TOTAL HEALTH CARE			79,085
INDUSTRIALS - 0.2%
Construction & Engineering - 0.1%
Layne Christensen Co. 4.25% 11/15/18 (g)		4,160	3,445
MasTec, Inc. 4.25% 12/15/14		3,365	5,939
			9,384
Machinery - 0.1%
Navistar International Corp. 4.75% 4/15/19 (g)		11,500	11,989
TOTAL INDUSTRIALS			21,373
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.2%
InterDigital, Inc. 2.5% 3/15/16		18,230	19,530
Liberty Interactive LLC 0.75% 3/30/43		4,710	6,488
			26,018
Semiconductors & Semiconductor Equipment - 0.4%
Canadian Solar, Inc. 4.25% 2/15/19 (g)		7,620	7,353
GT Advanced Technologies, Inc.:
3% 10/1/17		13,510	25,981
3% 12/15/20		3,900	5,431
			38,765
Software - 0.2%
TiVo, Inc. 4% 3/15/16 (g)		12,450	16,937
TOTAL INFORMATION TECHNOLOGY			81,720
UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Yield, Inc. 3.5% 2/1/19 (g)		9,720	11,737
TOTAL CONVERTIBLE BONDS			323,622
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - 0.2%
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
APX Group, Inc.:
6.375% 12/1/19		$ 3,915	$ 3,915
8.75% 12/1/20		11,490	11,203
			15,118
MATERIALS - 0.1%
Metals & Mining - 0.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (g)		5,705	5,648
Walter Energy, Inc. 8.5% 4/15/21		7,720	3,706
			9,354
TOTAL NONCONVERTIBLE BONDS			24,472
TOTAL CORPORATE BONDS (Cost $315,588)			348,094
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $6,128)	EUR	3,990	6,027
Other - 0.5%

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EQTY ER Holdings, LLC 12% 1/28/18 (f)(k)(l)	22,667	22,667
	Shares
EQTY ER Holdings, LLC (f)(k)(l)	11,333,334	30,172
TOTAL OTHER (Cost $34,020)		52,839
Money Market Funds - 4.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	382,690,979	$ 382,691
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	6,949,650	6,950
TOTAL MONEY MARKET FUNDS (Cost $389,641)		389,641
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $8,024,651)		9,818,896
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(33,695)
NET ASSETS - 100%		$ 9,785,201
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
Altria Group, Inc.	9/20/14 - $43.00	13,067	$ 707	$ (203)
BlackRock, Inc. Class A	10/18/14 - $320.00	697	605	(376)
Prudential Financial, Inc.	9/20/14 - $95.00	2,171	320	(107)
TOTAL WRITTEN OPTIONS			$ 1,632	$ (686)
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $148,416,000 or 1.5% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $93,173,000.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Investments represent a non-operating interest in oil and gas wells through an entity owned by the Fund that is treated as a corporation for U.S. tax purposes.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $89,960,000 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 22,667
EQTY ER Holdings, LLC	1/29/13	$ 11,333
First Data Holdings, Inc. Class B	6/26/14	$ 37,121
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 146
Fidelity Securities Lending Cash Central Fund	303
Total	$ 449
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ 22,667	$ -	$ -	$ -	$ 22,667
EQTY ER Holdings, LLC	10,312	-	-	-	30,172
Total	$ 32,979	$ -	$ -	$ -	$ 52,839
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 678,212	$ 672,358	$ 5,854	$ -
Consumer Staples	1,003,612	955,019	48,593	-
Energy	1,407,596	1,407,596	-	-
Financials	2,323,891	2,271,443	52,448	-
Health Care	807,796	747,600	60,196	-
Industrials	822,282	822,281	1	-
Information Technology	1,161,243	1,087,654	36,468	37,121
Materials	114,989	114,989	-	-
Telecommunication Services	360,174	299,152	61,022	-
Utilities	342,500	312,475	30,025	-
Corporate Bonds	348,094	-	348,094	-
Preferred Securities	6,027	-	6,027	-
Other/Energy	52,839	-	52,839	-
Money Market Funds	389,641	389,641	-	-
Total Investments in Securities:	$ 9,818,896	$ 9,080,208	$ 701,567	$ 37,121
Derivative Instruments:
Liabilities
Written Options	$ (686)	$ (686)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Written Options (a)	$ -	$ (686)
Total Value of Derivatives	$ -	$ (686)
(a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.3%
United Kingdom	3.9%
Canada	2.1%
Switzerland	1.1%
Others (Individually Less Than 1%)	5.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2014

Assets
Investment in securities, at value (including securities loaned of $6,680) - See accompanying schedule: Unaffiliated issuers (cost $7,600,990)	$ 9,376,416
Fidelity Central Funds (cost $389,641)	389,641
Other affiliated issuers (cost $34,020)	52,839
Total Investments (cost $8,024,651)		$ 9,818,896
Foreign currency held at value (cost $335)		335
Receivable for investments sold		5,158
Receivable for fund shares sold		3,335
Dividends receivable		21,229
Interest receivable		3,523
Distributions receivable from Fidelity Central Funds		49
Receivable from investment adviser for expense reductions		4
Other receivables		1,878
Total assets		9,854,407

Liabilities
Payable for investments purchased	$ 34,530
Payable for fund shares redeemed	14,338
Accrued management fee	3,770
Written options, at value (premium received $1,632)	686
Other affiliated payables	1,211
Other payables and accrued expenses	1,014
Deferred Taxes	6,707
Collateral on securities loaned, at value	6,950
Total liabilities		69,206

Net Assets		$ 9,785,201
Net Assets consist of:
Paid in capital		$ 7,652,246
Undistributed net investment income		37,328
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		307,164
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,788,463
Net Assets		$ 9,785,201

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2014

Equity-Income: Net Asset Value, offering price and redemption price per share ($7,179,970 ÷ 117,124 shares)	$ 61.30

Class K: Net Asset Value, offering price and redemption price per share ($2,605,231 ÷ 42,511 shares)	$ 61.28

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2014

Investment Income
Dividends		$ 156,821
Special dividends		32,183
Interest		5,772
Income from Fidelity Central Funds		449
Total income		195,225

Expenses
Management fee	$ 22,022
Transfer agent fees	6,409
Accounting and security lending fees	641
Custodian fees and expenses	114
Independent trustees' compensation	20
Appreciation in deferred trustee compensation account	1
Registration fees	59
Audit	69
Legal	19
Miscellaneous	47
Total expenses before reductions	29,401
Expense reductions	(147)	29,254
Net investment income (loss)		165,971
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	319,970
Foreign currency transactions	71
Written options	7,085
Total net realized gain (loss)		327,126
Change in net unrealized appreciation (depreciation) on: Investment securities	389,147
Assets and liabilities in foreign currencies	271
Written options	843
Total change in net unrealized appreciation (depreciation)		390,261
Net gain (loss)		717,387
Net increase (decrease) in net assets resulting from operations		$ 883,358

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2014	Year ended January 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 165,971	$ 220,240
Net realized gain (loss)	327,126	1,036,639
Change in net unrealized appreciation (depreciation)	390,261	189,172
Net increase (decrease) in net assets resulting from operations	883,358	1,446,051
Distributions to shareholders from net investment income	(128,929)	(223,502)
Share transactions - net increase (decrease)	(290,884)	(578,318)
Total increase (decrease) in net assets	463,545	644,231

Net Assets
Beginning of period	9,321,656	8,677,425
End of period (including undistributed net investment income of $37,328 and undistributed net investment income of $286, respectively)	$ 9,785,201	$ 9,321,656

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Equity-Income

	Six months ended July 31,	Years ended January 31,
	2014	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 56.69	$ 49.72	$ 42.77	$ 45.57	$ 37.93	$ 27.48
Income from Investment Operations
Net investment income (loss) D	1.01G	1.26	1.32	.89	.66	.63
Net realized and unrealized gain (loss)	4.39	6.99	6.95	(2.80)	7.72	10.51
Total from investment operations	5.40	8.25	8.27	(1.91)	8.38	11.14
Distributions from net investment income	(.79)	(1.28)	(1.32)	(.89)	(.74)	(.69)
Net asset value, end of period	$ 61.30	$ 56.69	$ 49.72	$ 42.77	$ 45.57	$ 37.93
Total ReturnB, C	9.54%	16.72%	19.63%	(4.15)%	22.32%	41.02%
Ratios to Average Net Assets E, H
Expenses before reductions	.63%A	.64%	.67%	.68%	.69%	.74%
Expenses net of fee waivers, if any	.63%A	.64%	.67%	.68%	.69%	.74%
Expenses net of all reductions	.63%A	.64%	.66%	.67%	.68%	.74%
Net investment income (loss)	3.36%A, G	2.30%	2.89%	2.04%	1.62%	1.87%
Supplemental Data
Net assets, end of period (in millions)	$ 7,180	$ 6,842	$ 6,401	$ 6,844	$ 10,049	$ 15,061
Portfolio turnover rateF	33%A	43%	43%	80%	28%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.20 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.70%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended July 31,	Years ended January 31,
	2014	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 56.67	$ 49.70	$ 42.76	$ 45.56	$ 37.93	$ 27.48
Income from Investment Operations
Net investment income (loss) D	1.05G	1.33	1.38	.95	.72	.72
Net realized and unrealized gain (loss)	4.38	6.99	6.95	(2.79)	7.72	10.48
Total from investment operations	5.43	8.32	8.33	(1.84)	8.44	11.20
Distributions from net investment income	(.82)	(1.35)	(1.39)	(.96)	(.81)	(.75)
Net asset value, end of period	$ 61.28	$ 56.67	$ 49.70	$ 42.76	$ 45.56	$ 37.93
Total ReturnB, C	9.60%	16.87%	19.78%	(4.00)%	22.50%	41.30%
Ratios to Average Net Assets E, H
Expenses before reductions	.52%A	.52%	.53%	.53%	.53%	.54%
Expenses net of fee waivers, if any	.52%A	.52%	.53%	.53%	.53%	.54%
Expenses net of all reductions	.51%A	.52%	.52%	.52%	.53%	.54%
Net investment income (loss)	3.48%A, G	2.42%	3.03%	2.19%	1.78%	2.07%
Supplemental Data
Net assets, end of period (in millions)	$ 2,605	$ 2,480	$ 2,276	$ 2,106	$ 2,559	$ 2,017
Portfolio turnover rateF	33%A	43%	43%	80%	28%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.20 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.82%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended July 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity-Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required.

The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. One of the Fund's investments, EQTY ER Holdings, LLC, is owned through an entity that is treated as a corporation for U.S. tax purposes and may be subject to federal and state taxes upon disposition. At period end, the tax liability for this investment is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, equity-debt classifications, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,914,993
Gross unrealized depreciation	(135,147)
Net unrealized appreciation (depreciation) on securities	$ 1,779,846

Tax cost	$ 8,039,050

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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4. Derivative Instruments - continued

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

During the period, the Fund recognized net realized gain (loss) of $7,085 and a change in net unrealized appreciation (depreciation) of $843 related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

Written Options	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	64	$ 5,219
Options Opened	125	9,182
Options Exercised	(36)	(4,112)
Options Closed	(67)	(4,589)
Options Expired	(70)	(4,068)
Outstanding at end of period	16	$ 1,632

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,578,355 and $1,892,774, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity-Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Equity-Income	$ 5,810.16
Class K	599.05
	$ 6,409

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

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6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $25.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $435. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $303, including $2 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $127 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $20.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2014	Year ended January 31, 2014
From net investment income
Equity-Income	$ 93,673	$ 162,301
Class K	35,256	61,201
Total	$ 128,929	$ 223,502

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2014	Year ended January 31, 2014	Six months ended July 31, 2014	Year ended January 31, 2014
Equity-Income
Shares sold	5,334	17,005	$ 320,044	$ 931,713
Reinvestment of distributions	1,458	2,821	88,881	154,118
Shares redeemed	(10,349)	(27,886)	(623,393)	(1,544,782)
Net increase (decrease)	(3,557)	(8,060)	$ (214,468)	$ (458,951)
Class K
Shares sold	3,890	10,707	$ 234,363	$ 584,691
Reinvestment of distributions	578	1,121	35,256	61,201
Shares redeemed	(5,719)	(13,867)	(346,035)	(765,259)
Net increase (decrease)	(1,251)	(2,039)	$ (76,416)	$ (119,367)

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12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Equity-Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Equity-Income Fund (a fund of Fidelity Devonshire Trust) at July 31, 2014, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Equity-Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 12, 2014

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Equity-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

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In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for a sleeve of the fund in October 2011.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Equity-Income Fund

The Board has discussed the fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Equity-Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EQU-K-USAN-0914
1.863287.105

Fidelity®

Equity-Income

Fund

Semiannual Report

July 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 to July 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Equity-Income	.63%
Actual		$ 1,000.00	$ 1,095.40	$ 3.27
HypotheticalA		$ 1,000.00	$ 1,021.67	$ 3.16
Class K	.52%
Actual		$ 1,000.00	$ 1,096.00	$ 2.70
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.1	3.9
Chevron Corp.	3.0	2.7
Cisco Systems, Inc.	2.5	2.3
General Electric Co.	2.2	2.3
MetLife, Inc.	2.0	2.1
Johnson & Johnson	2.0	1.8
Procter & Gamble Co.	1.9	2.0
IBM Corp.	1.9	1.7
Verizon Communications, Inc.	1.8	1.7
Wells Fargo & Co.	1.7	1.5
	23.1
Top Five Market Sectors as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.3	21.5
Energy	15.4	13.5
Information Technology	12.7	11.5
Consumer Staples	10.4	10.6
Health Care	9.0	11.8
Asset Allocation (% of fund's net assets)
As of July 31, 2014*		As of January 31, 2014**
	Stocks 91.1%		Stocks 92.0%
	Bonds 0.2%		Bonds 0.1%
	Convertible Securities 4.4%		Convertible Securities 4.3%
	Other Investments 0.6%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 3.7%		Short-Term Investments and Net Other Assets (Liabilities) 3.2%
* Foreign investments	12.7%	** Foreign investments	13.8%
* Written Options	0.0%	** Written Options	(0.1)%

Semiannual Report

Investments July 31, 2014

Showing Percentage of Net Assets

Common Stocks - 90.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.2%
Gentex Corp.	724,673	$ 20,943
Diversified Consumer Services - 0.1%
H&R Block, Inc.	402,200	12,923
Hotels, Restaurants & Leisure - 1.9%
Darden Restaurants, Inc.	948,800	44,356
McDonald's Corp.	914,387	86,464
Texas Roadhouse, Inc. Class A	810,467	20,164
Yum! Brands, Inc.	572,479	39,730
		190,714
Household Durables - 0.1%
Coway Co. Ltd.	67,927	5,854
Media - 1.9%
Atresmedia Corporacion de Medios de Comunicacion SA	406,964	5,989
Comcast Corp. Class A	2,699,079	145,022
Sinclair Broadcast Group, Inc. Class A	1,060,283	34,258
		185,269
Multiline Retail - 1.8%
Kohl's Corp.	1,034,024	55,362
Target Corp.	2,024,009	120,611
		175,973
Specialty Retail - 0.9%
Abercrombie & Fitch Co. Class A	396,807	15,610
Dunelm Group PLC	610,700	8,573
Foot Locker, Inc.	505,635	24,033
Lewis Group Ltd.	972,000	5,757
PetSmart, Inc.	238,500	16,251
Staples, Inc.	1,407,404	16,312
		86,536
TOTAL CONSUMER DISCRETIONARY		678,212
CONSUMER STAPLES - 10.2%
Beverages - 1.9%
Molson Coors Brewing Co. Class B	614,395	41,490
PepsiCo, Inc.	427,109	37,628
The Coca-Cola Co.	2,744,903	107,847
		186,965
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	698,400	53,330
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	190,904	$ 9,473
Tesco PLC	960,100	4,166
Wal-Mart Stores, Inc.	589,791	43,397
Walgreen Co.	623,620	42,886
		153,252
Food Products - 1.0%
B&G Foods, Inc. Class A	264,967	7,438
Hilton Food Group PLC	2,686,432	21,510
Kellogg Co.	1,079,391	64,580
		93,528
Household Products - 1.9%
Procter & Gamble Co.	2,470,597	191,027
Tobacco - 3.8%
Altria Group, Inc. (i)	2,509,958	101,904
British American Tobacco PLC:
(United Kingdom)	344,100	20,158
sponsored ADR	343,572	40,335
Japan Tobacco, Inc.	690,100	24,269
Lorillard, Inc.	1,646,471	99,579
Philip Morris International, Inc.	608,878	49,934
Reynolds American, Inc.	671,041	37,478
		373,657
TOTAL CONSUMER STAPLES		998,429
ENERGY - 14.4%
Energy Equipment & Services - 1.6%
Ensco PLC Class A	730,606	37,005
National Oilwell Varco, Inc.	535,524	43,399
Noble Corp.	1,163,563	36,501
Schlumberger Ltd.	398,143	43,155
		160,060
Oil, Gas & Consumable Fuels - 12.8%
Access Midstream Partners LP	338,172	20,365
Anadarko Petroleum Corp.	464,432	49,625
Apache Corp.	808,201	82,970
Cameco Corp.	693,200	13,974
Canadian Natural Resources Ltd.	1,356,900	59,149
Chevron Corp.	2,284,072	295,193
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ConocoPhillips Co.	220,400	$ 18,183
CONSOL Energy, Inc.	945,434	36,702
EV Energy Partners LP	745,974	27,347
Exxon Mobil Corp.	1,687,896	167,000
Foresight Energy LP	348,200	6,717
Holly Energy Partners LP	438,344	14,777
HollyFrontier Corp.	220,732	10,377
Imperial Oil Ltd.	480,400	24,651
Legacy Reserves LP	438,900	12,820
Markwest Energy Partners LP	978,177	68,277
Occidental Petroleum Corp.	577,849	56,462
Royal Dutch Shell PLC Class A sponsored ADR	525,313	42,986
Scorpio Tankers, Inc.	476,084	4,470
Suncor Energy, Inc.	1,826,600	75,001
The Williams Companies, Inc.	2,625,743	148,696
Williams Partners LP	232,900	11,794
		1,247,536
TOTAL ENERGY		1,407,596
FINANCIALS - 23.1%
Banks - 10.1%
Bank of America Corp.	1,007,400	15,363
CIT Group, Inc.	271,200	13,319
Citigroup, Inc.	1,291,800	63,182
Comerica, Inc.	350,272	17,605
FirstMerit Corp.	630,526	11,097
JPMorgan Chase & Co.	6,978,382	402,439
Lakeland Financial Corp.	224,700	8,177
M&T Bank Corp.	732,678	89,020
National Penn Bancshares, Inc.	408,962	4,212
Nordea Bank AB	1,422,800	19,141
PNC Financial Services Group, Inc.	264,000	21,796
Standard Chartered PLC (United Kingdom)	1,534,758	31,923
Svenska Handelsbanken AB (A Shares)	486,400	23,530
U.S. Bancorp	2,115,322	88,907
Valley National Bancorp (e)	852,100	8,163
Wells Fargo & Co.	3,293,050	167,616
		985,490
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - 5.3%
Apollo Global Management LLC Class A	604,060	$ 15,863
Apollo Investment Corp.	3,519,973	29,885
Ares Capital Corp.	1,210,774	20,232
Ares Management LP	432,300	8,400
Ashmore Group PLC	2,291,653	13,727
AURELIUS AG	259,590	9,177
BlackRock, Inc. Class A (i)	84,923	25,879
Carlyle Group LP	434,200	14,494
Charles Schwab Corp.	732,028	20,314
Greenhill & Co., Inc.	209,583	9,593
Invesco Ltd.	532,400	20,034
KKR & Co. LP	6,344,665	145,420
Morgan Stanley	1,433,231	46,351
State Street Corp.	585,899	41,271
The Blackstone Group LP	3,129,732	102,280
		522,920
Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc. Class B (a)	355,792	44,627
McGraw Hill Financial, Inc.	155,800	12,498
TPG Specialty Lending, Inc.	488,400	9,460
		66,585
Insurance - 4.5%
ACE Ltd.	757,027	75,778
Allied World Assurance Co. Holdings Ltd.	191,700	6,903
Brasil Insurance Participacoes e Administracao SA	2,031,455	8,381
esure Group PLC	2,294,900	10,019
FBD Holdings PLC	379,803	7,273
MetLife, Inc.	3,773,238	198,472
Prudential Financial, Inc. (i)	434,277	37,769
The Chubb Corp.	606,863	52,621
The Travelers Companies, Inc.	513,700	46,007
		443,223
Real Estate Investment Trusts - 2.4%
American Capital Agency Corp.	1,624,263	37,553
American Homes 4 Rent (g)	400,011	7,288
American Tower Corp.	136,900	12,922
Annaly Capital Management, Inc.	3,032,613	33,662
CBL & Associates Properties, Inc.	1,043,000	19,504
Coresite Realty Corp.	387,764	12,664
First Potomac Realty Trust	1,796,025	23,690
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Home Properties, Inc.	508,415	$ 33,449
Piedmont Office Realty Trust, Inc. Class A	587,100	11,419
Retail Properties America, Inc.	1,062,571	15,992
Two Harbors Investment Corp.	1,664,878	17,032
Ventas, Inc.	161,403	10,249
		235,424
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	478,445	6,057
TOTAL FINANCIALS		2,259,699
HEALTH CARE - 8.1%
Biotechnology - 0.7%
Amgen, Inc.	490,109	62,435
Grifols SA ADR	195,744	7,178
		69,613
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	340,200	25,410
Covidien PLC	268,900	23,263
DENTSPLY International, Inc.	293,900	13,643
Meridian Bioscience, Inc.	500,622	9,867
St. Jude Medical, Inc.	153,377	9,999
		82,182
Health Care Providers & Services - 0.8%
Aetna, Inc.	94,728	7,344
Quest Diagnostics, Inc.	374,872	22,905
UnitedHealth Group, Inc.	639,820	51,857
		82,106
Pharmaceuticals - 5.7%
AbbVie, Inc.	179,544	9,397
Astellas Pharma, Inc.	2,327,800	31,566
AstraZeneca PLC sponsored ADR	611,900	44,540
Johnson & Johnson	1,934,448	193,619
Merck & Co., Inc.	1,960,994	111,267
Pfizer, Inc.	3,236,379	92,884
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA	272,689	$ 28,630
Teva Pharmaceutical Industries Ltd. sponsored ADR	884,980	47,346
		559,249
TOTAL HEALTH CARE		793,150
INDUSTRIALS - 8.3%
Aerospace & Defense - 0.9%
United Technologies Corp.	801,720	84,301
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	518,456	34,975
PostNL NV (a)	3,450,200	17,274
United Parcel Service, Inc. Class B	1,485,873	144,263
		196,512
Airlines - 0.1%
Copa Holdings SA Class A	32,400	4,921
Commercial Services & Supplies - 1.4%
Intrum Justitia AB	1,004,655	30,803
KAR Auction Services, Inc.	737,000	21,601
Republic Services, Inc.	2,254,367	85,508
		137,912
Construction & Engineering - 0.0%
MasTec, Inc. (a)	107,449	2,922
Electrical Equipment - 0.4%
Eaton Corp. PLC	203,300	13,808
Emerson Electric Co.	290,487	18,489
Hubbell, Inc. Class B	32,528	3,804
		36,101
Industrial Conglomerates - 2.2%
General Electric Co.	8,658,660	217,765
Siemens AG	9	1
		217,766
Machinery - 0.4%
Cummins, Inc.	93,900	13,089
Stanley Black & Decker, Inc.	273,478	23,916
		37,005
Marine - 0.0%
Irish Continental Group PLC unit	100	0*
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.4%
Acacia Research Corp.	787,191	$ 13,429
Bureau Veritas SA	320,327	8,257
Michael Page International PLC	2,755,783	19,890
		41,576
Road & Rail - 0.3%
Union Pacific Corp.	335,552	32,988
Trading Companies & Distributors - 0.2%
Now, Inc.	133,881	4,310
Watsco, Inc.	109,500	9,808
Wolseley PLC	169,350	8,852
		22,970
TOTAL INDUSTRIALS		814,974
INFORMATION TECHNOLOGY - 11.9%
Communications Equipment - 2.9%
Cisco Systems, Inc.	9,817,586	247,698
QUALCOMM, Inc.	493,316	36,357
		284,055
Electronic Equipment & Components - 0.4%
Hitachi Ltd.	1,939,000	15,029
TE Connectivity Ltd.	310,632	19,225
		34,254
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	1,040,700	37,267
IT Services - 3.5%
Accenture PLC Class A	309,158	24,510
IBM Corp.	954,834	183,013
Paychex, Inc.	2,884,057	118,275
Xerox Corp.	1,537,007	20,381
		346,179
Semiconductors & Semiconductor Equipment - 2.0%
Applied Materials, Inc.	3,211,382	67,311
Broadcom Corp. Class A	2,730,229	104,459
MediaTek, Inc.	735,000	11,348
Taiwan Semiconductor Manufacturing Co. Ltd.	2,523,000	10,091
		193,209
Software - 1.7%
CA Technologies, Inc.	874,200	25,247
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Exact Holdings NV	323,315	$ 13,464
Microsoft Corp.	2,972,316	128,285
		166,996
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	400,393	38,266
EMC Corp.	815,562	23,896
First Data Holdings, Inc. Class B (l)	9,280,230	37,121
		99,283
TOTAL INFORMATION TECHNOLOGY		1,161,243
MATERIALS - 1.2%
Chemicals - 0.3%
Potash Corp. of Saskatchewan, Inc.	373,900	13,274
Tronox Ltd. Class A	486,235	12,905
Westlake Chem Partners LP (a)	18,500	561
		26,740
Metals & Mining - 0.9%
Commercial Metals Co.	983,766	16,960
Freeport-McMoRan Copper & Gold, Inc.	1,749,892	65,131
Goldcorp, Inc.	51,000	1,397
SunCoke Energy Partners LP	151,433	4,761
		88,249
TOTAL MATERIALS		114,989
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	2,567,089	91,363
Verizon Communications, Inc.	3,580,600	180,534
Verizon Communications, Inc. CDI	486,649	24,843
		296,740
Wireless Telecommunication Services - 0.7%
Safaricom Ltd.	17,359,000	2,412
Vodafone Group PLC	18,324,431	61,022
		63,434
TOTAL TELECOMMUNICATION SERVICES		360,174
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 3.0%
Electric Utilities - 3.0%
American Electric Power Co., Inc.	1,205,982	$ 62,699
Exelon Corp.	758,700	23,580
Hawaiian Electric Industries, Inc. (e)	829,915	19,603
Pinnacle West Capital Corp.	158,100	8,457
PPL Corp.	1,688,486	55,703
Southern Co.	2,119,077	91,735
Xcel Energy, Inc.	999,035	30,770
		292,547
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP	46,600	1,586
TOTAL UTILITIES		294,133
TOTAL COMMON STOCKS (Cost $7,156,145)		8,882,599
Preferred Stocks - 1.4%

Convertible Preferred Stocks - 1.1%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Post Holdings, Inc. 5.25% (a)	52,900	5,183
FINANCIALS - 0.3%
Real Estate Investment Trusts - 0.3%
American Tower Corp. Series A, 5.25%	49,000	5,407
Crown Castle International Corp. Series A, 4.50%	168,900	16,866
Weyerhaeuser Co. Series A, 6.375%	166,500	8,996
		31,269
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	44,000	14,646
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	123,200	7,308
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
UTILITIES - 0.5%
Electric Utilities - 0.2%
NextEra Energy, Inc.:
5.889%	74,849	$ 4,510
Series E, 5.599%	233,300	14,460
		18,970
Multi-Utilities - 0.3%
CenterPoint Energy, Inc. 2.00% ZENS	173,400	11,055
Dominion Resources, Inc.:
6.375% (a)	200,000	10,140
Series B, 6.00%	148,000	8,202
		29,397
TOTAL UTILITIES		48,367
TOTAL CONVERTIBLE PREFERRED STOCKS		106,773
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Consumer Finance - 0.3%
Ally Financial, Inc.:
7.00% (g)	26,720	26,586
Series A, 8.50%	233,580	6,337
		32,923
TOTAL PREFERRED STOCKS (Cost $123,129)		139,696
Corporate Bonds - 3.5%
		Principal Amount (000s) (d)
Convertible Bonds - 3.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
Ford Motor Co. 4.25% 11/15/16		$ 3,130	6,217
Volkswagen International Finance NV 5.5% 11/9/15 (g)	EUR	9,200	13,400
			19,617
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 2.75% 3/15/21 (g)		3,900	3,946
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 0.1%
Liberty Media Corp. 3.5% 1/15/31		$ 6,195	$ 5,896
TOTAL CONSUMER DISCRETIONARY			29,459
CONSUMER STAPLES - 0.1%
Tobacco - 0.1%
Vector Group Ltd. 2.5% 1/15/19 (j)		6,960	9,328
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Amyris, Inc. 3% 2/27/17		2,101	1,751
BPZ Energy, Inc. 8.5% 10/1/17		4,130	4,486
Chesapeake Energy Corp. 2.5% 5/15/37		13,845	14,588
Clean Energy Fuels Corp. 5.25% 10/1/18 (g)		5,260	4,961
Scorpio Tankers, Inc. 2.375% 7/1/19 (g)		7,880	8,027
Ship Finance International Ltd. 3.25% 2/1/18		10,930	12,220
			46,033
FINANCIALS - 0.5%
Capital Markets - 0.2%
Ares Capital Corp. 5.75% 2/1/16		11,500	12,234
Insurance - 0.1%
Fidelity National Financial, Inc. 4.25% 8/15/18		7,160	11,581
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (g)		17,382	21,072
TOTAL FINANCIALS			44,887
HEALTH CARE - 0.8%
Biotechnology - 0.0%
Gilead Sciences, Inc. 1.625% 5/1/16		950	3,819
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17		4,630	8,274
Health Care Providers & Services - 0.6%
HealthSouth Corp. 2% 12/1/43		15,074	17,062
Molina Healthcare, Inc. 1.125% 1/15/20		6,130	7,207
WellPoint, Inc. 2.75% 10/15/42		19,230	30,083
			54,352
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.1%
Theravance, Inc. 2.125% 1/15/23		$ 11,920	$ 12,640
TOTAL HEALTH CARE			79,085
INDUSTRIALS - 0.2%
Construction & Engineering - 0.1%
Layne Christensen Co. 4.25% 11/15/18 (g)		4,160	3,445
MasTec, Inc. 4.25% 12/15/14		3,365	5,939
			9,384
Machinery - 0.1%
Navistar International Corp. 4.75% 4/15/19 (g)		11,500	11,989
TOTAL INDUSTRIALS			21,373
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.2%
InterDigital, Inc. 2.5% 3/15/16		18,230	19,530
Liberty Interactive LLC 0.75% 3/30/43		4,710	6,488
			26,018
Semiconductors & Semiconductor Equipment - 0.4%
Canadian Solar, Inc. 4.25% 2/15/19 (g)		7,620	7,353
GT Advanced Technologies, Inc.:
3% 10/1/17		13,510	25,981
3% 12/15/20		3,900	5,431
			38,765
Software - 0.2%
TiVo, Inc. 4% 3/15/16 (g)		12,450	16,937
TOTAL INFORMATION TECHNOLOGY			81,720
UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Yield, Inc. 3.5% 2/1/19 (g)		9,720	11,737
TOTAL CONVERTIBLE BONDS			323,622
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - 0.2%
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
APX Group, Inc.:
6.375% 12/1/19		$ 3,915	$ 3,915
8.75% 12/1/20		11,490	11,203
			15,118
MATERIALS - 0.1%
Metals & Mining - 0.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (g)		5,705	5,648
Walter Energy, Inc. 8.5% 4/15/21		7,720	3,706
			9,354
TOTAL NONCONVERTIBLE BONDS			24,472
TOTAL CORPORATE BONDS (Cost $315,588)			348,094
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $6,128)	EUR	3,990	6,027
Other - 0.5%

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EQTY ER Holdings, LLC 12% 1/28/18 (f)(k)(l)	22,667	22,667
	Shares
EQTY ER Holdings, LLC (f)(k)(l)	11,333,334	30,172
TOTAL OTHER (Cost $34,020)		52,839
Money Market Funds - 4.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	382,690,979	$ 382,691
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	6,949,650	6,950
TOTAL MONEY MARKET FUNDS (Cost $389,641)		389,641
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $8,024,651)		9,818,896
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(33,695)
NET ASSETS - 100%		$ 9,785,201
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
Altria Group, Inc.	9/20/14 - $43.00	13,067	$ 707	$ (203)
BlackRock, Inc. Class A	10/18/14 - $320.00	697	605	(376)
Prudential Financial, Inc.	9/20/14 - $95.00	2,171	320	(107)
TOTAL WRITTEN OPTIONS			$ 1,632	$ (686)
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $148,416,000 or 1.5% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $93,173,000.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Investments represent a non-operating interest in oil and gas wells through an entity owned by the Fund that is treated as a corporation for U.S. tax purposes.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $89,960,000 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 22,667
EQTY ER Holdings, LLC	1/29/13	$ 11,333
First Data Holdings, Inc. Class B	6/26/14	$ 37,121
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 146
Fidelity Securities Lending Cash Central Fund	303
Total	$ 449
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ 22,667	$ -	$ -	$ -	$ 22,667
EQTY ER Holdings, LLC	10,312	-	-	-	30,172
Total	$ 32,979	$ -	$ -	$ -	$ 52,839
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 678,212	$ 672,358	$ 5,854	$ -
Consumer Staples	1,003,612	955,019	48,593	-
Energy	1,407,596	1,407,596	-	-
Financials	2,323,891	2,271,443	52,448	-
Health Care	807,796	747,600	60,196	-
Industrials	822,282	822,281	1	-
Information Technology	1,161,243	1,087,654	36,468	37,121
Materials	114,989	114,989	-	-
Telecommunication Services	360,174	299,152	61,022	-
Utilities	342,500	312,475	30,025	-
Corporate Bonds	348,094	-	348,094	-
Preferred Securities	6,027	-	6,027	-
Other/Energy	52,839	-	52,839	-
Money Market Funds	389,641	389,641	-	-
Total Investments in Securities:	$ 9,818,896	$ 9,080,208	$ 701,567	$ 37,121
Derivative Instruments:
Liabilities
Written Options	$ (686)	$ (686)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Written Options (a)	$ -	$ (686)
Total Value of Derivatives	$ -	$ (686)
(a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.3%
United Kingdom	3.9%
Canada	2.1%
Switzerland	1.1%
Others (Individually Less Than 1%)	5.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2014

Assets
Investment in securities, at value (including securities loaned of $6,680) - See accompanying schedule: Unaffiliated issuers (cost $7,600,990)	$ 9,376,416
Fidelity Central Funds (cost $389,641)	389,641
Other affiliated issuers (cost $34,020)	52,839
Total Investments (cost $8,024,651)		$ 9,818,896
Foreign currency held at value (cost $335)		335
Receivable for investments sold		5,158
Receivable for fund shares sold		3,335
Dividends receivable		21,229
Interest receivable		3,523
Distributions receivable from Fidelity Central Funds		49
Receivable from investment adviser for expense reductions		4
Other receivables		1,878
Total assets		9,854,407

Liabilities
Payable for investments purchased	$ 34,530
Payable for fund shares redeemed	14,338
Accrued management fee	3,770
Written options, at value (premium received $1,632)	686
Other affiliated payables	1,211
Other payables and accrued expenses	1,014
Deferred Taxes	6,707
Collateral on securities loaned, at value	6,950
Total liabilities		69,206

Net Assets		$ 9,785,201
Net Assets consist of:
Paid in capital		$ 7,652,246
Undistributed net investment income		37,328
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		307,164
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,788,463
Net Assets		$ 9,785,201

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2014

Equity-Income: Net Asset Value, offering price and redemption price per share ($7,179,970 ÷ 117,124 shares)	$ 61.30

Class K: Net Asset Value, offering price and redemption price per share ($2,605,231 ÷ 42,511 shares)	$ 61.28

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2014

Investment Income
Dividends		$ 156,821
Special dividends		32,183
Interest		5,772
Income from Fidelity Central Funds		449
Total income		195,225

Expenses
Management fee	$ 22,022
Transfer agent fees	6,409
Accounting and security lending fees	641
Custodian fees and expenses	114
Independent trustees' compensation	20
Appreciation in deferred trustee compensation account	1
Registration fees	59
Audit	69
Legal	19
Miscellaneous	47
Total expenses before reductions	29,401
Expense reductions	(147)	29,254
Net investment income (loss)		165,971
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	319,970
Foreign currency transactions	71
Written options	7,085
Total net realized gain (loss)		327,126
Change in net unrealized appreciation (depreciation) on: Investment securities	389,147
Assets and liabilities in foreign currencies	271
Written options	843
Total change in net unrealized appreciation (depreciation)		390,261
Net gain (loss)		717,387
Net increase (decrease) in net assets resulting from operations		$ 883,358

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2014	Year ended January 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 165,971	$ 220,240
Net realized gain (loss)	327,126	1,036,639
Change in net unrealized appreciation (depreciation)	390,261	189,172
Net increase (decrease) in net assets resulting from operations	883,358	1,446,051
Distributions to shareholders from net investment income	(128,929)	(223,502)
Share transactions - net increase (decrease)	(290,884)	(578,318)
Total increase (decrease) in net assets	463,545	644,231

Net Assets
Beginning of period	9,321,656	8,677,425
End of period (including undistributed net investment income of $37,328 and undistributed net investment income of $286, respectively)	$ 9,785,201	$ 9,321,656

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Equity-Income

	Six months ended July 31,	Years ended January 31,
	2014	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 56.69	$ 49.72	$ 42.77	$ 45.57	$ 37.93	$ 27.48
Income from Investment Operations
Net investment income (loss) D	1.01G	1.26	1.32	.89	.66	.63
Net realized and unrealized gain (loss)	4.39	6.99	6.95	(2.80)	7.72	10.51
Total from investment operations	5.40	8.25	8.27	(1.91)	8.38	11.14
Distributions from net investment income	(.79)	(1.28)	(1.32)	(.89)	(.74)	(.69)
Net asset value, end of period	$ 61.30	$ 56.69	$ 49.72	$ 42.77	$ 45.57	$ 37.93
Total ReturnB, C	9.54%	16.72%	19.63%	(4.15)%	22.32%	41.02%
Ratios to Average Net Assets E, H
Expenses before reductions	.63%A	.64%	.67%	.68%	.69%	.74%
Expenses net of fee waivers, if any	.63%A	.64%	.67%	.68%	.69%	.74%
Expenses net of all reductions	.63%A	.64%	.66%	.67%	.68%	.74%
Net investment income (loss)	3.36%A, G	2.30%	2.89%	2.04%	1.62%	1.87%
Supplemental Data
Net assets, end of period (in millions)	$ 7,180	$ 6,842	$ 6,401	$ 6,844	$ 10,049	$ 15,061
Portfolio turnover rateF	33%A	43%	43%	80%	28%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.20 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.70%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended July 31,	Years ended January 31,
	2014	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 56.67	$ 49.70	$ 42.76	$ 45.56	$ 37.93	$ 27.48
Income from Investment Operations
Net investment income (loss) D	1.05G	1.33	1.38	.95	.72	.72
Net realized and unrealized gain (loss)	4.38	6.99	6.95	(2.79)	7.72	10.48
Total from investment operations	5.43	8.32	8.33	(1.84)	8.44	11.20
Distributions from net investment income	(.82)	(1.35)	(1.39)	(.96)	(.81)	(.75)
Net asset value, end of period	$ 61.28	$ 56.67	$ 49.70	$ 42.76	$ 45.56	$ 37.93
Total ReturnB, C	9.60%	16.87%	19.78%	(4.00)%	22.50%	41.30%
Ratios to Average Net Assets E, H
Expenses before reductions	.52%A	.52%	.53%	.53%	.53%	.54%
Expenses net of fee waivers, if any	.52%A	.52%	.53%	.53%	.53%	.54%
Expenses net of all reductions	.51%A	.52%	.52%	.52%	.53%	.54%
Net investment income (loss)	3.48%A, G	2.42%	3.03%	2.19%	1.78%	2.07%
Supplemental Data
Net assets, end of period (in millions)	$ 2,605	$ 2,480	$ 2,276	$ 2,106	$ 2,559	$ 2,017
Portfolio turnover rateF	33%A	43%	43%	80%	28%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.20 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.82%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity-Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required.

The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. One of the Fund's investments, EQTY ER Holdings, LLC, is owned through an entity that is treated as a corporation for U.S. tax purposes and may be subject to federal and state taxes upon disposition. At period end, the tax liability for this investment is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, equity-debt classifications, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,914,993
Gross unrealized depreciation	(135,147)
Net unrealized appreciation (depreciation) on securities	$ 1,779,846

Tax cost	$ 8,039,050

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

4. Derivative Instruments - continued

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

During the period, the Fund recognized net realized gain (loss) of $7,085 and a change in net unrealized appreciation (depreciation) of $843 related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

Written Options	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	64	$ 5,219
Options Opened	125	9,182
Options Exercised	(36)	(4,112)
Options Closed	(67)	(4,589)
Options Expired	(70)	(4,068)
Outstanding at end of period	16	$ 1,632

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,578,355 and $1,892,774, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity-Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Equity-Income	$ 5,810.16
Class K	599.05
	$ 6,409

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $25.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $435. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $303, including $2 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $127 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $20.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2014	Year ended January 31, 2014
From net investment income
Equity-Income	$ 93,673	$ 162,301
Class K	35,256	61,201
Total	$ 128,929	$ 223,502

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2014	Year ended January 31, 2014	Six months ended July 31, 2014	Year ended January 31, 2014
Equity-Income
Shares sold	5,334	17,005	$ 320,044	$ 931,713
Reinvestment of distributions	1,458	2,821	88,881	154,118
Shares redeemed	(10,349)	(27,886)	(623,393)	(1,544,782)
Net increase (decrease)	(3,557)	(8,060)	$ (214,468)	$ (458,951)
Class K
Shares sold	3,890	10,707	$ 234,363	$ 584,691
Reinvestment of distributions	578	1,121	35,256	61,201
Shares redeemed	(5,719)	(13,867)	(346,035)	(765,259)
Net increase (decrease)	(1,251)	(2,039)	$ (76,416)	$ (119,367)

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Equity-Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Equity-Income Fund (a fund of Fidelity Devonshire Trust) at July 31, 2014, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Equity-Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 12, 2014

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Equity-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for a sleeve of the fund in October 2011.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Equity-Income Fund

The Board has discussed the fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Equity-Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EQU-USAN-0914
1.789291.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mid Cap Value

Fund - Institutional Class

Semiannual Report

July 31, 2014

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Mid Cap Value Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 to July 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Class A	1.12%
Actual		$ 1,000.00	$ 1,095.70	$ 5.82
HypotheticalA		$ 1,000.00	$ 1,019.24	$ 5.61
Class T	1.41%
Actual		$ 1,000.00	$ 1,094.40	$ 7.32
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.05
Class B	1.91%
Actual		$ 1,000.00	$ 1,091.50	$ 9.90
HypotheticalA		$ 1,000.00	$ 1,015.32	$ 9.54
Class C	1.85%
Actual		$ 1,000.00	$ 1,091.90	$ 9.60
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
Mid Cap Value	.78%
Actual		$ 1,000.00	$ 1,098.00	$ 4.06
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Institutional Class	.82%
Actual		$ 1,000.00	$ 1,098.00	$ 4.27
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Allstate Corp.	1.9	1.5
Capital One Financial Corp.	1.8	1.5
Cardinal Health, Inc.	1.8	0.9
CF Industries Holdings, Inc.	1.6	1.4
Equity Lifestyle Properties, Inc.	1.4	1.2
SunTrust Banks, Inc.	1.4	1.0
Tesoro Corp.	1.4	1.0
Parker Hannifin Corp.	1.4	0.1
Amtrust Financial Services, Inc.	1.4	0.8
Total System Services, Inc.	1.4	0.9
	15.5
Top Five Market Sectors as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	32.7	31.7
Information Technology	11.4	11.5
Industrials	9.6	10.7
Health Care	9.5	9.9
Utilities	9.3	10.7
Asset Allocation (% of fund's net assets)
As of July 31, 2014*		As of January 31, 2014**
	Stocks 98.2%		Stocks 98.6%
	Short-Term Investments and Net Other Assets (Liabilities) 1.8%		Short-Term Investments and Net Other Assets (Liabilities) 1.4%
* Foreign investments	13.7%	** Foreign investments	11.4%

Semiannual Report

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 9.1%
Auto Components - 1.7%
Delphi Automotive PLC	298,500	$ 19,939,800
Tenneco, Inc. (a)	159,900	10,185,630
		30,125,430
Hotels, Restaurants & Leisure - 1.2%
Wyndham Worldwide Corp.	289,600	21,879,280
Household Durables - 0.8%
Whirlpool Corp.	101,200	14,435,168
Leisure Products - 0.3%
Arctic Cat, Inc.	164,100	5,841,960
Media - 0.6%
Lamar Advertising Co. Class A (d)	233,700	11,720,055
Multiline Retail - 2.2%
Big Lots, Inc.	348,378	15,241,538
Dillard's, Inc. Class A	75,900	9,048,798
Macy's, Inc.	276,900	16,002,051
		40,292,387
Specialty Retail - 2.3%
AutoZone, Inc. (a)	35,600	18,406,268
GameStop Corp. Class A (d)	387,300	16,254,981
GNC Holdings, Inc.	239,700	7,864,557
		42,525,806
TOTAL CONSUMER DISCRETIONARY		166,820,086
CONSUMER STAPLES - 3.3%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	212,200	14,329,866
Food & Staples Retailing - 1.0%
Kroger Co.	393,400	19,268,732
Food Products - 1.5%
Bunge Ltd.	288,900	22,776,876
The J.M. Smucker Co.	46,000	4,583,440
		27,360,316
TOTAL CONSUMER STAPLES		60,958,914
ENERGY - 6.3%
Energy Equipment & Services - 0.7%
National Oilwell Varco, Inc.	155,100	12,569,304
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 5.6%
Canadian Natural Resources Ltd.	353,500	$ 15,409,598
Cimarex Energy Co.	146,600	20,380,332
Energen Corp.	108,600	8,865,018
Kinder Morgan Holding Co. LLC	97,900	3,522,442
Marathon Petroleum Corp.	119,300	9,959,164
Tesoro Corp.	418,100	25,729,874
Valero Energy Corp.	94,300	4,790,440
Whiting Petroleum Corp. (a)	148,400	13,131,916
		101,788,784
TOTAL ENERGY		114,358,088
FINANCIALS - 32.7%
Banks - 5.7%
Fifth Third Bancorp	646,957	13,249,679
M&T Bank Corp. (d)	125,100	15,199,650
PNC Financial Services Group, Inc.	155,000	12,796,800
Prosperity Bancshares, Inc.	311,500	18,107,495
SunTrust Banks, Inc.	683,800	26,018,590
U.S. Bancorp	414,500	17,421,435
		102,793,649
Capital Markets - 6.8%
Apollo Global Management LLC Class A	278,200	7,305,532
E*TRADE Financial Corp. (a)	73,400	1,542,868
Fortress Investment Group LLC	1,955,400	14,157,096
Invesco Ltd.	584,800	22,006,024
KKR & Co. LP	749,900	17,187,708
Northern Trust Corp.	212,100	14,187,369
NorthStar Asset Management Group, Inc. (a)	382,450	6,849,680
Raymond James Financial, Inc.	334,100	17,022,395
The Blackstone Group LP	744,500	24,330,260
		124,588,932
Consumer Finance - 3.6%
Capital One Financial Corp.	413,100	32,857,974
Navient Corp.	1,203,200	20,695,040
SLM Corp.	1,339,200	11,865,312
		65,418,326
Insurance - 10.5%
ACE Ltd.	217,700	21,791,770
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Allied World Assurance Co. Holdings Ltd.	336,700	$ 12,124,567
Allstate Corp.	584,500	34,164,025
Amtrust Financial Services, Inc. (d)	590,100	25,161,864
Arthur J. Gallagher & Co.	251,200	11,304,000
Brown & Brown, Inc.	573,900	17,664,642
Everest Re Group Ltd.	99,100	15,450,681
Fidelity National Financial, Inc.	689,700	18,697,767
Fidelity National Financial, Inc.	218,044	3,567,200
Hartford Financial Services Group, Inc.	484,100	16,536,856
MetLife, Inc.	203,200	10,688,320
Protective Life Corp.	66,200	4,592,956
		191,744,648
Real Estate Investment Trusts - 6.1%
American Capital Agency Corp.	1,020,500	23,593,960
Equity Lifestyle Properties, Inc.	598,700	26,516,423
MFA Financial, Inc.	2,695,300	21,939,742
NorthStar Realty Finance Corp.	422,750	6,806,275
RLJ Lodging Trust	640,600	17,962,424
Washington Prime Group, Inc. (a)	771,700	14,577,413
		111,396,237
TOTAL FINANCIALS		595,941,792
HEALTH CARE - 9.5%
Biotechnology - 1.0%
United Therapeutics Corp. (a)	194,100	17,651,454
Health Care Equipment & Supplies - 0.9%
Covidien PLC	191,800	16,592,618
Health Care Providers & Services - 5.4%
Cardinal Health, Inc.	450,200	32,256,830
Cigna Corp.	131,100	11,804,244
DaVita HealthCare Partners, Inc. (a)	252,200	17,764,968
HCA Holdings, Inc. (a)	333,300	21,767,823
Omnicare, Inc.	249,100	15,568,750
		99,162,615
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 2.2%
Actavis PLC (a)	114,300	$ 24,489,918
Teva Pharmaceutical Industries Ltd. sponsored ADR	273,900	14,653,650
		39,143,568
TOTAL HEALTH CARE		172,550,255
INDUSTRIALS - 9.6%
Aerospace & Defense - 2.1%
Esterline Technologies Corp. (a)	112,000	12,157,600
Meggitt PLC	1,309,800	11,244,640
Triumph Group, Inc.	227,600	14,418,460
		37,820,700
Airlines - 0.4%
American Airlines Group, Inc.	210,400	8,174,040
Construction & Engineering - 1.2%
AECOM Technology Corp. (a)	496,300	16,849,385
URS Corp.	89,800	5,142,846
		21,992,231
Electrical Equipment - 0.8%
EnerSys	224,000	14,208,320
Machinery - 3.2%
Cummins, Inc.	103,400	14,412,926
Parker Hannifin Corp.	220,900	25,392,455
Valmont Industries, Inc. (d)	127,400	18,553,262
		58,358,643
Professional Services - 1.2%
Dun & Bradstreet Corp.	208,000	22,886,240
Trading Companies & Distributors - 0.7%
WESCO International, Inc. (a)	152,900	12,001,121
TOTAL INDUSTRIALS		175,441,295
INFORMATION TECHNOLOGY - 11.4%
Electronic Equipment & Components - 1.7%
Arrow Electronics, Inc. (a)	186,300	10,796,085
Ingram Micro, Inc. Class A (a)	286,000	8,208,200
TE Connectivity Ltd.	189,500	11,728,155
		30,732,440
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 2.9%
Amdocs Ltd.	421,500	$ 19,110,810
Computer Sciences Corp.	140,200	8,747,078
Total System Services, Inc.	776,000	24,832,000
		52,689,888
Semiconductors & Semiconductor Equipment - 1.7%
Broadcom Corp. Class A	474,000	18,135,240
Marvell Technology Group Ltd.	243,200	3,244,288
Skyworks Solutions, Inc.	64,200	3,258,792
TriQuint Semiconductor, Inc. (a)	340,600	6,123,988
		30,762,308
Software - 2.5%
CA Technologies, Inc.	123,000	3,552,240
Symantec Corp.	921,700	21,807,422
Synopsys, Inc. (a)	547,000	20,660,190
		46,019,852
Technology Hardware, Storage & Peripherals - 2.6%
EMC Corp.	586,900	17,196,170
SanDisk Corp.	191,500	17,562,465
Western Digital Corp.	137,200	13,696,676
		48,455,311
TOTAL INFORMATION TECHNOLOGY		208,659,799
MATERIALS - 7.0%
Chemicals - 4.4%
Agrium, Inc. (d)	241,100	21,979,493
Cabot Corp.	220,200	11,536,278
CF Industries Holdings, Inc.	118,800	29,740,392
LyondellBasell Industries NV Class A	172,700	18,349,375
		81,605,538
Containers & Packaging - 1.8%
Crown Holdings, Inc. (a)	136,000	6,330,800
Graphic Packaging Holding Co. (a)	1,354,900	16,258,800
Rock-Tenn Co. Class A	98,400	9,783,912
		32,373,512
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.8%
Reliance Steel & Aluminum Co.	151,900	$ 10,367,175
Steel Dynamics, Inc.	178,500	3,785,985
		14,153,160
TOTAL MATERIALS		128,132,210
UTILITIES - 9.3%
Electric Utilities - 5.0%
American Electric Power Co., Inc.	427,200	22,210,128
Edison International	419,800	23,005,040
Exelon Corp.	6,000	186,480
Great Plains Energy, Inc.	750,400	18,602,416
IDACORP, Inc.	275,300	14,742,315
Xcel Energy, Inc.	412,400	12,701,920
		91,448,299
Gas Utilities - 0.3%
Atmos Energy Corp.	111,300	5,378,016
Independent Power Producers & Energy Traders - 0.5%
The AES Corp.	542,200	7,921,542
Multi-Utilities - 3.5%
Ameren Corp.	398,300	15,314,635
CMS Energy Corp.	775,200	22,426,536
DTE Energy Co.	300,300	22,168,146
NiSource, Inc.	114,900	4,329,432
		64,238,749
TOTAL UTILITIES		168,986,606
TOTAL COMMON STOCKS (Cost $1,563,654,764)		1,791,849,045
Money Market Funds - 4.7%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	34,673,354	$ 34,673,354
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	50,614,525	50,614,525
TOTAL MONEY MARKET FUNDS (Cost $85,287,879)		85,287,879
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $1,648,942,643)		1,877,136,924
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(52,611,877)
NET ASSETS - 100%		$ 1,824,525,047
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,481
Fidelity Securities Lending Cash Central Fund	205,375
Total	$ 218,856
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.3%
Bermuda	3.4%
Switzerland	2.5%
Ireland	2.3%
Canada	2.0%
Bailiwick of Jersey	1.1%
Netherlands	1.0%
Others (Individually Less Than 1%)	1.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $48,346,191) - See accompanying schedule: Unaffiliated issuers (cost $1,563,654,764)	$ 1,791,849,045
Fidelity Central Funds (cost $85,287,879)	85,287,879
Total Investments (cost $1,648,942,643)		$ 1,877,136,924
Cash		216,058
Receivable for investments sold		10,590,515
Receivable for fund shares sold		5,844,517
Dividends receivable		1,594,879
Distributions receivable from Fidelity Central Funds		40,723
Receivable from investment adviser for expense reductions		973
Other receivables		9,118
Total assets		1,895,433,707

Liabilities
Payable for investments purchased	$ 16,594,776
Payable for fund shares redeemed	2,385,236
Accrued management fee	884,759
Distribution and service plan fees payable	64,952
Other affiliated payables	321,944
Other payables and accrued expenses	42,468
Collateral on securities loaned, at value	50,614,525
Total liabilities		70,908,660

Net Assets		$ 1,824,525,047
Net Assets consist of:
Paid in capital		$ 1,521,921,351
Undistributed net investment income		12,448,123
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		61,962,882
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		228,192,691
Net Assets		$ 1,824,525,047

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($95,889,750 ÷ 4,104,195 shares)	$ 23.36

Maximum offering price per share (100/94.25 of $23.36)	$ 24.79
Class T: Net Asset Value and redemption price per share ($29,229,862 ÷ 1,257,126 shares)	$ 23.25

Maximum offering price per share (100/96.50 of $23.25)	$ 24.09
Class B: Net Asset Value and offering price per share ($2,280,438 ÷ 99,314 shares)A	$ 22.96

Class C: Net Asset Value and offering price per share ($39,215,463 ÷ 1,721,361 shares)A	$ 22.78

Mid Cap Value: Net Asset Value, offering price and redemption price per share ($1,612,133,122 ÷ 68,307,578 shares)	$ 23.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($45,776,412 ÷ 1,950,617 shares)	$ 23.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2014 (Unaudited)

Investment Income
Dividends		$ 19,278,814
Income from Fidelity Central Funds		218,856
Total income		19,497,670

Expenses
Management fee Basic fee	$ 4,670,335
Performance adjustment	22,089
Transfer agent fees	1,579,239
Distribution and service plan fees	336,408
Accounting and security lending fees	266,067
Custodian fees and expenses	23,744
Independent trustees' compensation	3,281
Registration fees	107,814
Audit	26,916
Legal	2,383
Miscellaneous	8,405
Total expenses before reductions	7,046,681
Expense reductions	(14,491)	7,032,190
Net investment income (loss)		12,465,480
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	62,940,442
Foreign currency transactions	11,965
Total net realized gain (loss)		62,952,407
Change in net unrealized appreciation (depreciation) on: Investment securities	77,079,270
Assets and liabilities in foreign currencies	(1,590)
Total change in net unrealized appreciation (depreciation)		77,077,680
Net gain (loss)		140,030,087
Net increase (decrease) in net assets resulting from operations		$ 152,495,567

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2014 (Unaudited)	Year ended January 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,465,480	$ 18,177,978
Net realized gain (loss)	62,952,407	168,887,902
Change in net unrealized appreciation (depreciation)	77,077,680	69,583,401
Net increase (decrease) in net assets resulting from operations	152,495,567	256,649,281
Distributions to shareholders from net investment income	(453,315)	(15,306,348)
Distributions to shareholders from net realized gain	(33,743,985)	(113,515,093)
Total distributions	(34,197,300)	(128,821,441)
Share transactions - net increase (decrease)	155,528,890	735,344,302
Redemption fees	12,231	65,786
Total increase (decrease) in net assets	273,839,388	863,237,928

Net Assets
Beginning of period	1,550,685,659	687,447,731
End of period (including undistributed net investment income of $12,448,123 and undistributed net investment income of $435,958, respectively)	$ 1,824,525,047	$ 1,550,685,659

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.78	$ 19.24	$ 15.87	$ 16.16	$ 12.35	$ 8.53
Income from Investment Operations
Net investment income (loss) E	.13	.24	.20	.07	- I	.07
Net realized and unrealized gain (loss)	1.93	4.29	3.38	(.29)	3.85	3.84
Total from investment operations	2.06	4.53	3.58	(.22)	3.85	3.91
Distributions from net investment income	-	(.19)	(.21)	(.07)	(.04)	(.09)
Distributions from net realized gain	(.48)	(1.79)	-	-	-	-
Total distributions	(.48)	(1.99) J	(.21)	(.07)	(.04)	(.09)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 23.36	$ 21.78	$ 19.24	$ 15.87	$ 16.16	$ 12.35
Total Return B, C, D	9.57%	23.69%	22.73%	(1.34)%	31.14%	45.79%
Ratios to Average Net Assets F, H
Expenses before reductions	1.12% A	1.15%	1.15%	1.17%	1.17%	1.21%
Expenses net of fee waivers, if any	1.12% A	1.15%	1.15%	1.17%	1.17%	1.21%
Expenses net of all reductions	1.12% A	1.14%	1.12%	1.16%	1.17%	1.20%
Net investment income (loss)	1.18% A	1.11%	1.15%	.44%	.02%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,890	$ 67,826	$ 24,436	$ 19,578	$ 23,608	$ 10,640
Portfolio turnover rate G	82% A	169%	180%	173%	133%	202%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.99 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $1.793 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.70	$ 19.21	$ 15.84	$ 16.14	$ 12.34	$ 8.53
Income from Investment Operations
Net investment income (loss) E	.10	.18	.15	.03	(.03)	.04
Net realized and unrealized gain (loss)	1.92	4.27	3.38	(.29)	3.83	3.84
Total from investment operations	2.02	4.45	3.53	(.26)	3.80	3.88
Distributions from net investment income	-	(.17)	(.16)	(.04)	-	(.07)
Distributions from net realized gain	(.47)	(1.79)	-	-	-	-
Total distributions	(.47)	(1.96)	(.16)	(.04)	-	(.07)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 23.25	$ 21.70	$ 19.21	$ 15.84	$ 16.14	$ 12.34
Total Return B, C, D	9.44%	23.32%	22.42%	(1.59)%	30.79%	45.44%
Ratios to Average Net Assets F, H
Expenses before reductions	1.41% A	1.42%	1.42%	1.43%	1.43%	1.47%
Expenses net of fee waivers, if any	1.41% A	1.42%	1.42%	1.43%	1.43%	1.47%
Expenses net of all reductions	1.41%A	1.41%	1.38%	1.42%	1.43%	1.46%
Net investment income (loss)	.89% A	.84%	.89%	.18%	(.24)%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,230	$ 24,136	$ 8,358	$ 6,823	$ 6,993	$ 4,010
Portfolio turnover rate G	82% A	169%	180%	173%	133%	202%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.48	$ 19.03	$ 15.71	$ 16.04	$ 12.32	$ 8.53
Income from Investment Operations
Net investment income (loss) E	.04	.07	.07	(.05)	(.10)	(.01)
Net realized and unrealized gain (loss)	1.90	4.22	3.34	(.28)	3.82	3.82
Total from investment operations	1.94	4.29	3.41	(.33)	3.72	3.81
Distributions from net investment income	-	(.05)	(.09)	-	-	(.02)
Distributions from net realized gain	(.46)	(1.79)	-	-	-	-
Total distributions	(.46)	(1.84)	(.09)	-	-	(.02)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 22.96	$ 21.48	$ 19.03	$ 15.71	$ 16.04	$ 12.32
Total ReturnB, C, D	9.15%	22.70%	21.79%	(2.06)%	30.19%	44.61%
Ratios to Average Net Assets F, H
Expenses before reductions	1.91% A	1.91%	1.91%	1.92%	1.93%	1.97%
Expenses net of fee waivers, if any	1.91% A	1.91%	1.91%	1.92%	1.93%	1.97%
Expenses net of all reductions	1.91% A	1.91%	1.87%	1.91%	1.92%	1.96%
Net investment income (loss)	.38% A	.34%	.40%	(.31)%	(.74)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,280	$ 2,302	$ 1,533	$ 1,376	$ 1,793	$ 1,154
Portfolio turnover rate G	82% A	169%	180%	173%	133%	202%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.31	$ 18.93	$ 15.65	$ 15.98	$ 12.27	$ 8.50
Income from Investment Operations
Net investment income (loss) E	.05	.08	.07	(.05)	(.10)	(.01)
Net realized and unrealized gain (loss)	1.89	4.20	3.32	(.28)	3.81	3.80
Total from investment operations	1.94	4.28	3.39	(.33)	3.71	3.79
Distributions from net investment income	-	(.11)	(.11)	-	-	(.02)
Distributions from net realized gain	(.47)	(1.79)	-	-	-	-
Total distributions	(.47)	(1.90)	(.11)	-	-	(.02)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 22.78	$ 21.31	$ 18.93	$ 15.65	$ 15.98	$ 12.27
Total ReturnB, C, D	9.19%	22.77%	21.73%	(2.07)%	30.24%	44.56%
Ratios to Average Net Assets F, H
Expenses before reductions	1.85% A	1.89%	1.91%	1.92%	1.93%	1.96%
Expenses net of fee waivers, if any	1.85% A	1.89%	1.91%	1.92%	1.93%	1.96%
Expenses net of all reductions	1.85% A	1.89%	1.87%	1.91%	1.92%	1.95%
Net investment income (loss)	.44% A	.36%	.40%	(.31)%	(.73)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,215	$ 25,177	$ 6,820	$ 5,000	$ 5,309	$ 2,293
Portfolio turnover rate G	82% A	169%	180%	173%	133%	202%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Value

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.96	$ 19.37	$ 15.97	$ 16.26	$ 12.41	$ 8.57
Income from Investment Operations
Net investment income (loss) D	.18	.32	.25	.12	.04	.09
Net realized and unrealized gain (loss)	1.95	4.31	3.41	(.30)	3.87	3.86
Total from investment operations	2.13	4.63	3.66	(.18)	3.91	3.95
Distributions from net investment income	(.01)	(.25)	(.26)	(.11)	(.06)	(.11)
Distributions from net realized gain	(.48)	(1.79)	-	-	-	-
Total distributions	(.49)	(2.04)	(.26)	(.11)	(.06)	(.11)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 23.60	$ 21.96	$ 19.37	$ 15.97	$ 16.26	$ 12.41
Total ReturnB, C	9.80%	24.08%	23.07%	(1.04)%	31.51%	46.06%
Ratios to Average Net Assets E, G
Expenses before reductions	.78% A	.80%	.85%	.88%	.91%	.95%
Expenses net of fee waivers, if any	.78% A	.80%	.85%	.88%	.91%	.95%
Expenses net of all reductions	.78% A	.80%	.81%	.87%	.90%	.94%
Net investment income (loss)	1.51% A	1.45%	1.46%	.73%	.28%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,612,133	$ 1,404,968	$ 638,425	$ 553,947	$ 666,277	$ 469,476
Portfolio turnover rate F	82% A	169%	180%	173%	133%	202%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.84	$ 19.29	$ 15.91	$ 16.20	$ 12.36	$ 8.54
Income from Investment Operations
Net investment income (loss) D	.17	.31	.24	.11	.04	.10
Net realized and unrealized gain (loss)	1.94	4.28	3.40	(.29)	3.85	3.84
Total from investment operations	2.11	4.59	3.64	(.18)	3.89	3.94
Distributions from net investment income	(.01)	(.25)	(.26)	(.11)	(.05)	(.12)
Distributions from net realized gain	(.48)	(1.79)	-	-	-	-
Total distributions	(.48) I	(2.04)	(.26)	(.11)	(.05)	(.12)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 23.47	$ 21.84	$ 19.29	$ 15.91	$ 16.20	$ 12.36
Total Return B, C	9.80%	23.98%	23.05%	(1.07)%	31.51%	46.12%
Ratios to Average Net Assets E, G
Expenses before reductions	.82% A	.85%	.89%	.91%	.92%	.96%
Expenses net of fee waivers, if any	.82% A	.85%	.89%	.91%	.92%	.96%
Expenses net of all reductions	.82% A	.85%	.85%	.90%	.92%	.95%
Net investment income (loss)	1.48% A	1.40%	1.42%	.71%	.27%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,776	$ 26,277	$ 7,875	$ 3,667	$ 3,507	$ 3,162
Portfolio turnover rate F	82% A	169%	180%	173%	133%	202%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.48 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.478 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2014 (Unaudited)

1. Organization.

Fidelity® Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mid Cap Value and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs, futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 242,010,652
Gross unrealized depreciation	(15,600,951)
Net unrealized appreciation (depreciation) on securities	$ 226,409,701

Tax cost	$ 1,650,727,223

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, will be retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $810,426,467 and $687,443,835, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid Cap Value as compared to its benchmark index, the Russell Midcap® Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher

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5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 100,435	$ 2,398
Class T	.25%	.25%	68,550	356
Class B	.75%	.25%	11,659	8,768
Class C	.75%	.25%	155,764	52,280
			$ 336,408	$ 63,802

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 46,950
Class T	9,818
Class B*	528
Class C*	2,841
$ 60,137

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 107,710.27
Class T	42,159.31
Class B	3,583.31
Class C	39,725.25
Mid Cap Value	1,349,624.18
Institutional Class	36,438.21
	$ 1,579,239

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $19,245 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,017 and is reflected in Miscellaneous expenses on the Statement of Operations.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $205,375. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9,304 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $5,187.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2014	Year ended January 31, 2014
From net investment income
Class A	$ 9	$ 530,640
Class T	-	161,696
Class B	-	4,861

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Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended July 31, 2014	Year ended January 31, 2014
From net investment income
Class C	$ -	$ 110,531
Mid Cap Value	445,818	14,250,519
Institutional Class	7,488	248,101
Total	$ 453,315	$ 15,306,348
From net realized gain
Class A	$ 1,540,190	$ 4,929,724
Class T	533,674	1,757,088
Class B	48,294	177,882
Class C	582,429	1,834,950
Mid Cap Value	30,442,858	103,028,925
Institutional Class	596,540	1,786,524
Total	$ 33,743,985	$ 113,515,093

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2014	Year ended January 31, 2014	Six months ended July 31, 2014	Year ended January 31, 2014
Class A
Shares sold	1,386,577	2,457,916	$ 32,009,152	$ 52,076,305
Reinvestment of distributions	67,337	241,636	1,493,522	5,178,254
Shares redeemed	(464,367)	(854,915)	(10,666,702)	(18,574,514)
Net increase (decrease)	989,547	1,844,637	$ 22,835,972	$ 38,680,045
Class T
Shares sold	288,778	800,279	$ 6,578,107	$ 17,075,459
Reinvestment of distributions	23,968	89,099	529,459	1,903,163
Shares redeemed	(167,891)	(212,274)	(3,848,921)	(4,598,389)
Net increase (decrease)	144,855	677,104	$ 3,258,645	$ 14,380,233
Class B
Shares sold	16,019	43,830	$ 360,137	$ 911,529
Reinvestment of distributions	2,130	8,260	46,562	174,775
Shares redeemed	(26,034)	(25,492)	(586,070)	(538,771)
Net increase (decrease)	(7,885)	26,598	$ (179,371)	$ 547,533

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10. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2014	Year ended January 31, 2014	Six months ended July 31, 2014	Year ended January 31, 2014
Class C
Shares sold	644,060	893,750	$ 14,510,274	$ 18,935,706
Reinvestment of distributions	25,514	88,255	553,142	1,852,478
Shares redeemed	(129,687)	(160,748)	(2,891,875)	(3,440,149)
Net increase (decrease)	539,887	821,257	$ 12,171,541	$ 17,348,035
Mid Cap Value
Shares sold	11,620,367	42,202,723	$ 269,422,022	$ 892,720,042
Reinvestment of distributions	1,323,779	5,185,864	29,612,924	112,014,623
Shares redeemed	(8,607,375)	(16,376,666)	(199,031,024)	(357,731,128)
Net increase (decrease)	4,336,771	31,011,921	$ 100,003,922	$ 647,003,537
Institutional Class
Shares sold	899,718	942,589	$ 20,867,829	$ 20,627,562
Reinvestment of distributions	25,012	87,006	556,513	1,869,755
Shares redeemed	(177,041)	(234,974)	(3,986,161)	(5,112,398)
Net increase (decrease)	747,689	794,621	$ 17,438,181	$ 17,384,919

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in April 2013.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Fidelity Mid Cap Value Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mid Cap Value Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Semiannual Report

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2013 and the total expense ratio of Class T ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)

AMCVI-USAN-0914
1.838435.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mid Cap Value

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

July 31, 2014

(Fidelity Cover Art)

Class A, Class T, Class B, and
Class C are classes of Fidelity®
Mid Cap Value Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 to July 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Class A	1.12%
Actual		$ 1,000.00	$ 1,095.70	$ 5.82
HypotheticalA		$ 1,000.00	$ 1,019.24	$ 5.61
Class T	1.41%
Actual		$ 1,000.00	$ 1,094.40	$ 7.32
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.05
Class B	1.91%
Actual		$ 1,000.00	$ 1,091.50	$ 9.90
HypotheticalA		$ 1,000.00	$ 1,015.32	$ 9.54
Class C	1.85%
Actual		$ 1,000.00	$ 1,091.90	$ 9.60
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
Mid Cap Value	.78%
Actual		$ 1,000.00	$ 1,098.00	$ 4.06
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Institutional Class	.82%
Actual		$ 1,000.00	$ 1,098.00	$ 4.27
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Allstate Corp.	1.9	1.5
Capital One Financial Corp.	1.8	1.5
Cardinal Health, Inc.	1.8	0.9
CF Industries Holdings, Inc.	1.6	1.4
Equity Lifestyle Properties, Inc.	1.4	1.2
SunTrust Banks, Inc.	1.4	1.0
Tesoro Corp.	1.4	1.0
Parker Hannifin Corp.	1.4	0.1
Amtrust Financial Services, Inc.	1.4	0.8
Total System Services, Inc.	1.4	0.9
	15.5
Top Five Market Sectors as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	32.7	31.7
Information Technology	11.4	11.5
Industrials	9.6	10.7
Health Care	9.5	9.9
Utilities	9.3	10.7
Asset Allocation (% of fund's net assets)
As of July 31, 2014*		As of January 31, 2014**
	Stocks 98.2%		Stocks 98.6%
	Short-Term Investments and Net Other Assets (Liabilities) 1.8%		Short-Term Investments and Net Other Assets (Liabilities) 1.4%
* Foreign investments	13.7%	** Foreign investments	11.4%

Semiannual Report

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 9.1%
Auto Components - 1.7%
Delphi Automotive PLC	298,500	$ 19,939,800
Tenneco, Inc. (a)	159,900	10,185,630
		30,125,430
Hotels, Restaurants & Leisure - 1.2%
Wyndham Worldwide Corp.	289,600	21,879,280
Household Durables - 0.8%
Whirlpool Corp.	101,200	14,435,168
Leisure Products - 0.3%
Arctic Cat, Inc.	164,100	5,841,960
Media - 0.6%
Lamar Advertising Co. Class A (d)	233,700	11,720,055
Multiline Retail - 2.2%
Big Lots, Inc.	348,378	15,241,538
Dillard's, Inc. Class A	75,900	9,048,798
Macy's, Inc.	276,900	16,002,051
		40,292,387
Specialty Retail - 2.3%
AutoZone, Inc. (a)	35,600	18,406,268
GameStop Corp. Class A (d)	387,300	16,254,981
GNC Holdings, Inc.	239,700	7,864,557
		42,525,806
TOTAL CONSUMER DISCRETIONARY		166,820,086
CONSUMER STAPLES - 3.3%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	212,200	14,329,866
Food & Staples Retailing - 1.0%
Kroger Co.	393,400	19,268,732
Food Products - 1.5%
Bunge Ltd.	288,900	22,776,876
The J.M. Smucker Co.	46,000	4,583,440
		27,360,316
TOTAL CONSUMER STAPLES		60,958,914
ENERGY - 6.3%
Energy Equipment & Services - 0.7%
National Oilwell Varco, Inc.	155,100	12,569,304
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 5.6%
Canadian Natural Resources Ltd.	353,500	$ 15,409,598
Cimarex Energy Co.	146,600	20,380,332
Energen Corp.	108,600	8,865,018
Kinder Morgan Holding Co. LLC	97,900	3,522,442
Marathon Petroleum Corp.	119,300	9,959,164
Tesoro Corp.	418,100	25,729,874
Valero Energy Corp.	94,300	4,790,440
Whiting Petroleum Corp. (a)	148,400	13,131,916
		101,788,784
TOTAL ENERGY		114,358,088
FINANCIALS - 32.7%
Banks - 5.7%
Fifth Third Bancorp	646,957	13,249,679
M&T Bank Corp. (d)	125,100	15,199,650
PNC Financial Services Group, Inc.	155,000	12,796,800
Prosperity Bancshares, Inc.	311,500	18,107,495
SunTrust Banks, Inc.	683,800	26,018,590
U.S. Bancorp	414,500	17,421,435
		102,793,649
Capital Markets - 6.8%
Apollo Global Management LLC Class A	278,200	7,305,532
E*TRADE Financial Corp. (a)	73,400	1,542,868
Fortress Investment Group LLC	1,955,400	14,157,096
Invesco Ltd.	584,800	22,006,024
KKR & Co. LP	749,900	17,187,708
Northern Trust Corp.	212,100	14,187,369
NorthStar Asset Management Group, Inc. (a)	382,450	6,849,680
Raymond James Financial, Inc.	334,100	17,022,395
The Blackstone Group LP	744,500	24,330,260
		124,588,932
Consumer Finance - 3.6%
Capital One Financial Corp.	413,100	32,857,974
Navient Corp.	1,203,200	20,695,040
SLM Corp.	1,339,200	11,865,312
		65,418,326
Insurance - 10.5%
ACE Ltd.	217,700	21,791,770
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Allied World Assurance Co. Holdings Ltd.	336,700	$ 12,124,567
Allstate Corp.	584,500	34,164,025
Amtrust Financial Services, Inc. (d)	590,100	25,161,864
Arthur J. Gallagher & Co.	251,200	11,304,000
Brown & Brown, Inc.	573,900	17,664,642
Everest Re Group Ltd.	99,100	15,450,681
Fidelity National Financial, Inc.	689,700	18,697,767
Fidelity National Financial, Inc.	218,044	3,567,200
Hartford Financial Services Group, Inc.	484,100	16,536,856
MetLife, Inc.	203,200	10,688,320
Protective Life Corp.	66,200	4,592,956
		191,744,648
Real Estate Investment Trusts - 6.1%
American Capital Agency Corp.	1,020,500	23,593,960
Equity Lifestyle Properties, Inc.	598,700	26,516,423
MFA Financial, Inc.	2,695,300	21,939,742
NorthStar Realty Finance Corp.	422,750	6,806,275
RLJ Lodging Trust	640,600	17,962,424
Washington Prime Group, Inc. (a)	771,700	14,577,413
		111,396,237
TOTAL FINANCIALS		595,941,792
HEALTH CARE - 9.5%
Biotechnology - 1.0%
United Therapeutics Corp. (a)	194,100	17,651,454
Health Care Equipment & Supplies - 0.9%
Covidien PLC	191,800	16,592,618
Health Care Providers & Services - 5.4%
Cardinal Health, Inc.	450,200	32,256,830
Cigna Corp.	131,100	11,804,244
DaVita HealthCare Partners, Inc. (a)	252,200	17,764,968
HCA Holdings, Inc. (a)	333,300	21,767,823
Omnicare, Inc.	249,100	15,568,750
		99,162,615
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 2.2%
Actavis PLC (a)	114,300	$ 24,489,918
Teva Pharmaceutical Industries Ltd. sponsored ADR	273,900	14,653,650
		39,143,568
TOTAL HEALTH CARE		172,550,255
INDUSTRIALS - 9.6%
Aerospace & Defense - 2.1%
Esterline Technologies Corp. (a)	112,000	12,157,600
Meggitt PLC	1,309,800	11,244,640
Triumph Group, Inc.	227,600	14,418,460
		37,820,700
Airlines - 0.4%
American Airlines Group, Inc.	210,400	8,174,040
Construction & Engineering - 1.2%
AECOM Technology Corp. (a)	496,300	16,849,385
URS Corp.	89,800	5,142,846
		21,992,231
Electrical Equipment - 0.8%
EnerSys	224,000	14,208,320
Machinery - 3.2%
Cummins, Inc.	103,400	14,412,926
Parker Hannifin Corp.	220,900	25,392,455
Valmont Industries, Inc. (d)	127,400	18,553,262
		58,358,643
Professional Services - 1.2%
Dun & Bradstreet Corp.	208,000	22,886,240
Trading Companies & Distributors - 0.7%
WESCO International, Inc. (a)	152,900	12,001,121
TOTAL INDUSTRIALS		175,441,295
INFORMATION TECHNOLOGY - 11.4%
Electronic Equipment & Components - 1.7%
Arrow Electronics, Inc. (a)	186,300	10,796,085
Ingram Micro, Inc. Class A (a)	286,000	8,208,200
TE Connectivity Ltd.	189,500	11,728,155
		30,732,440
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 2.9%
Amdocs Ltd.	421,500	$ 19,110,810
Computer Sciences Corp.	140,200	8,747,078
Total System Services, Inc.	776,000	24,832,000
		52,689,888
Semiconductors & Semiconductor Equipment - 1.7%
Broadcom Corp. Class A	474,000	18,135,240
Marvell Technology Group Ltd.	243,200	3,244,288
Skyworks Solutions, Inc.	64,200	3,258,792
TriQuint Semiconductor, Inc. (a)	340,600	6,123,988
		30,762,308
Software - 2.5%
CA Technologies, Inc.	123,000	3,552,240
Symantec Corp.	921,700	21,807,422
Synopsys, Inc. (a)	547,000	20,660,190
		46,019,852
Technology Hardware, Storage & Peripherals - 2.6%
EMC Corp.	586,900	17,196,170
SanDisk Corp.	191,500	17,562,465
Western Digital Corp.	137,200	13,696,676
		48,455,311
TOTAL INFORMATION TECHNOLOGY		208,659,799
MATERIALS - 7.0%
Chemicals - 4.4%
Agrium, Inc. (d)	241,100	21,979,493
Cabot Corp.	220,200	11,536,278
CF Industries Holdings, Inc.	118,800	29,740,392
LyondellBasell Industries NV Class A	172,700	18,349,375
		81,605,538
Containers & Packaging - 1.8%
Crown Holdings, Inc. (a)	136,000	6,330,800
Graphic Packaging Holding Co. (a)	1,354,900	16,258,800
Rock-Tenn Co. Class A	98,400	9,783,912
		32,373,512
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.8%
Reliance Steel & Aluminum Co.	151,900	$ 10,367,175
Steel Dynamics, Inc.	178,500	3,785,985
		14,153,160
TOTAL MATERIALS		128,132,210
UTILITIES - 9.3%
Electric Utilities - 5.0%
American Electric Power Co., Inc.	427,200	22,210,128
Edison International	419,800	23,005,040
Exelon Corp.	6,000	186,480
Great Plains Energy, Inc.	750,400	18,602,416
IDACORP, Inc.	275,300	14,742,315
Xcel Energy, Inc.	412,400	12,701,920
		91,448,299
Gas Utilities - 0.3%
Atmos Energy Corp.	111,300	5,378,016
Independent Power Producers & Energy Traders - 0.5%
The AES Corp.	542,200	7,921,542
Multi-Utilities - 3.5%
Ameren Corp.	398,300	15,314,635
CMS Energy Corp.	775,200	22,426,536
DTE Energy Co.	300,300	22,168,146
NiSource, Inc.	114,900	4,329,432
		64,238,749
TOTAL UTILITIES		168,986,606
TOTAL COMMON STOCKS (Cost $1,563,654,764)		1,791,849,045
Money Market Funds - 4.7%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	34,673,354	$ 34,673,354
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	50,614,525	50,614,525
TOTAL MONEY MARKET FUNDS (Cost $85,287,879)		85,287,879
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $1,648,942,643)		1,877,136,924
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(52,611,877)
NET ASSETS - 100%		$ 1,824,525,047
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,481
Fidelity Securities Lending Cash Central Fund	205,375
Total	$ 218,856
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.3%
Bermuda	3.4%
Switzerland	2.5%
Ireland	2.3%
Canada	2.0%
Bailiwick of Jersey	1.1%
Netherlands	1.0%
Others (Individually Less Than 1%)	1.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $48,346,191) - See accompanying schedule: Unaffiliated issuers (cost $1,563,654,764)	$ 1,791,849,045
Fidelity Central Funds (cost $85,287,879)	85,287,879
Total Investments (cost $1,648,942,643)		$ 1,877,136,924
Cash		216,058
Receivable for investments sold		10,590,515
Receivable for fund shares sold		5,844,517
Dividends receivable		1,594,879
Distributions receivable from Fidelity Central Funds		40,723
Receivable from investment adviser for expense reductions		973
Other receivables		9,118
Total assets		1,895,433,707

Liabilities
Payable for investments purchased	$ 16,594,776
Payable for fund shares redeemed	2,385,236
Accrued management fee	884,759
Distribution and service plan fees payable	64,952
Other affiliated payables	321,944
Other payables and accrued expenses	42,468
Collateral on securities loaned, at value	50,614,525
Total liabilities		70,908,660

Net Assets		$ 1,824,525,047
Net Assets consist of:
Paid in capital		$ 1,521,921,351
Undistributed net investment income		12,448,123
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		61,962,882
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		228,192,691
Net Assets		$ 1,824,525,047

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($95,889,750 ÷ 4,104,195 shares)	$ 23.36

Maximum offering price per share (100/94.25 of $23.36)	$ 24.79
Class T: Net Asset Value and redemption price per share ($29,229,862 ÷ 1,257,126 shares)	$ 23.25

Maximum offering price per share (100/96.50 of $23.25)	$ 24.09
Class B: Net Asset Value and offering price per share ($2,280,438 ÷ 99,314 shares)A	$ 22.96

Class C: Net Asset Value and offering price per share ($39,215,463 ÷ 1,721,361 shares)A	$ 22.78

Mid Cap Value: Net Asset Value, offering price and redemption price per share ($1,612,133,122 ÷ 68,307,578 shares)	$ 23.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($45,776,412 ÷ 1,950,617 shares)	$ 23.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2014 (Unaudited)

Investment Income
Dividends		$ 19,278,814
Income from Fidelity Central Funds		218,856
Total income		19,497,670

Expenses
Management fee Basic fee	$ 4,670,335
Performance adjustment	22,089
Transfer agent fees	1,579,239
Distribution and service plan fees	336,408
Accounting and security lending fees	266,067
Custodian fees and expenses	23,744
Independent trustees' compensation	3,281
Registration fees	107,814
Audit	26,916
Legal	2,383
Miscellaneous	8,405
Total expenses before reductions	7,046,681
Expense reductions	(14,491)	7,032,190
Net investment income (loss)		12,465,480
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	62,940,442
Foreign currency transactions	11,965
Total net realized gain (loss)		62,952,407
Change in net unrealized appreciation (depreciation) on: Investment securities	77,079,270
Assets and liabilities in foreign currencies	(1,590)
Total change in net unrealized appreciation (depreciation)		77,077,680
Net gain (loss)		140,030,087
Net increase (decrease) in net assets resulting from operations		$ 152,495,567

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2014 (Unaudited)	Year ended January 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,465,480	$ 18,177,978
Net realized gain (loss)	62,952,407	168,887,902
Change in net unrealized appreciation (depreciation)	77,077,680	69,583,401
Net increase (decrease) in net assets resulting from operations	152,495,567	256,649,281
Distributions to shareholders from net investment income	(453,315)	(15,306,348)
Distributions to shareholders from net realized gain	(33,743,985)	(113,515,093)
Total distributions	(34,197,300)	(128,821,441)
Share transactions - net increase (decrease)	155,528,890	735,344,302
Redemption fees	12,231	65,786
Total increase (decrease) in net assets	273,839,388	863,237,928

Net Assets
Beginning of period	1,550,685,659	687,447,731
End of period (including undistributed net investment income of $12,448,123 and undistributed net investment income of $435,958, respectively)	$ 1,824,525,047	$ 1,550,685,659

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.78	$ 19.24	$ 15.87	$ 16.16	$ 12.35	$ 8.53
Income from Investment Operations
Net investment income (loss) E	.13	.24	.20	.07	- I	.07
Net realized and unrealized gain (loss)	1.93	4.29	3.38	(.29)	3.85	3.84
Total from investment operations	2.06	4.53	3.58	(.22)	3.85	3.91
Distributions from net investment income	-	(.19)	(.21)	(.07)	(.04)	(.09)
Distributions from net realized gain	(.48)	(1.79)	-	-	-	-
Total distributions	(.48)	(1.99) J	(.21)	(.07)	(.04)	(.09)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 23.36	$ 21.78	$ 19.24	$ 15.87	$ 16.16	$ 12.35
Total Return B, C, D	9.57%	23.69%	22.73%	(1.34)%	31.14%	45.79%
Ratios to Average Net Assets F, H
Expenses before reductions	1.12% A	1.15%	1.15%	1.17%	1.17%	1.21%
Expenses net of fee waivers, if any	1.12% A	1.15%	1.15%	1.17%	1.17%	1.21%
Expenses net of all reductions	1.12% A	1.14%	1.12%	1.16%	1.17%	1.20%
Net investment income (loss)	1.18% A	1.11%	1.15%	.44%	.02%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,890	$ 67,826	$ 24,436	$ 19,578	$ 23,608	$ 10,640
Portfolio turnover rate G	82% A	169%	180%	173%	133%	202%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.99 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $1.793 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.70	$ 19.21	$ 15.84	$ 16.14	$ 12.34	$ 8.53
Income from Investment Operations
Net investment income (loss) E	.10	.18	.15	.03	(.03)	.04
Net realized and unrealized gain (loss)	1.92	4.27	3.38	(.29)	3.83	3.84
Total from investment operations	2.02	4.45	3.53	(.26)	3.80	3.88
Distributions from net investment income	-	(.17)	(.16)	(.04)	-	(.07)
Distributions from net realized gain	(.47)	(1.79)	-	-	-	-
Total distributions	(.47)	(1.96)	(.16)	(.04)	-	(.07)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 23.25	$ 21.70	$ 19.21	$ 15.84	$ 16.14	$ 12.34
Total Return B, C, D	9.44%	23.32%	22.42%	(1.59)%	30.79%	45.44%
Ratios to Average Net Assets F, H
Expenses before reductions	1.41% A	1.42%	1.42%	1.43%	1.43%	1.47%
Expenses net of fee waivers, if any	1.41% A	1.42%	1.42%	1.43%	1.43%	1.47%
Expenses net of all reductions	1.41%A	1.41%	1.38%	1.42%	1.43%	1.46%
Net investment income (loss)	.89% A	.84%	.89%	.18%	(.24)%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,230	$ 24,136	$ 8,358	$ 6,823	$ 6,993	$ 4,010
Portfolio turnover rate G	82% A	169%	180%	173%	133%	202%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.48	$ 19.03	$ 15.71	$ 16.04	$ 12.32	$ 8.53
Income from Investment Operations
Net investment income (loss) E	.04	.07	.07	(.05)	(.10)	(.01)
Net realized and unrealized gain (loss)	1.90	4.22	3.34	(.28)	3.82	3.82
Total from investment operations	1.94	4.29	3.41	(.33)	3.72	3.81
Distributions from net investment income	-	(.05)	(.09)	-	-	(.02)
Distributions from net realized gain	(.46)	(1.79)	-	-	-	-
Total distributions	(.46)	(1.84)	(.09)	-	-	(.02)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 22.96	$ 21.48	$ 19.03	$ 15.71	$ 16.04	$ 12.32
Total ReturnB, C, D	9.15%	22.70%	21.79%	(2.06)%	30.19%	44.61%
Ratios to Average Net Assets F, H
Expenses before reductions	1.91% A	1.91%	1.91%	1.92%	1.93%	1.97%
Expenses net of fee waivers, if any	1.91% A	1.91%	1.91%	1.92%	1.93%	1.97%
Expenses net of all reductions	1.91% A	1.91%	1.87%	1.91%	1.92%	1.96%
Net investment income (loss)	.38% A	.34%	.40%	(.31)%	(.74)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,280	$ 2,302	$ 1,533	$ 1,376	$ 1,793	$ 1,154
Portfolio turnover rate G	82% A	169%	180%	173%	133%	202%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.31	$ 18.93	$ 15.65	$ 15.98	$ 12.27	$ 8.50
Income from Investment Operations
Net investment income (loss) E	.05	.08	.07	(.05)	(.10)	(.01)
Net realized and unrealized gain (loss)	1.89	4.20	3.32	(.28)	3.81	3.80
Total from investment operations	1.94	4.28	3.39	(.33)	3.71	3.79
Distributions from net investment income	-	(.11)	(.11)	-	-	(.02)
Distributions from net realized gain	(.47)	(1.79)	-	-	-	-
Total distributions	(.47)	(1.90)	(.11)	-	-	(.02)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 22.78	$ 21.31	$ 18.93	$ 15.65	$ 15.98	$ 12.27
Total ReturnB, C, D	9.19%	22.77%	21.73%	(2.07)%	30.24%	44.56%
Ratios to Average Net Assets F, H
Expenses before reductions	1.85% A	1.89%	1.91%	1.92%	1.93%	1.96%
Expenses net of fee waivers, if any	1.85% A	1.89%	1.91%	1.92%	1.93%	1.96%
Expenses net of all reductions	1.85% A	1.89%	1.87%	1.91%	1.92%	1.95%
Net investment income (loss)	.44% A	.36%	.40%	(.31)%	(.73)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,215	$ 25,177	$ 6,820	$ 5,000	$ 5,309	$ 2,293
Portfolio turnover rate G	82% A	169%	180%	173%	133%	202%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Value

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.96	$ 19.37	$ 15.97	$ 16.26	$ 12.41	$ 8.57
Income from Investment Operations
Net investment income (loss) D	.18	.32	.25	.12	.04	.09
Net realized and unrealized gain (loss)	1.95	4.31	3.41	(.30)	3.87	3.86
Total from investment operations	2.13	4.63	3.66	(.18)	3.91	3.95
Distributions from net investment income	(.01)	(.25)	(.26)	(.11)	(.06)	(.11)
Distributions from net realized gain	(.48)	(1.79)	-	-	-	-
Total distributions	(.49)	(2.04)	(.26)	(.11)	(.06)	(.11)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 23.60	$ 21.96	$ 19.37	$ 15.97	$ 16.26	$ 12.41
Total ReturnB, C	9.80%	24.08%	23.07%	(1.04)%	31.51%	46.06%
Ratios to Average Net Assets E, G
Expenses before reductions	.78% A	.80%	.85%	.88%	.91%	.95%
Expenses net of fee waivers, if any	.78% A	.80%	.85%	.88%	.91%	.95%
Expenses net of all reductions	.78% A	.80%	.81%	.87%	.90%	.94%
Net investment income (loss)	1.51% A	1.45%	1.46%	.73%	.28%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,612,133	$ 1,404,968	$ 638,425	$ 553,947	$ 666,277	$ 469,476
Portfolio turnover rate F	82% A	169%	180%	173%	133%	202%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.84	$ 19.29	$ 15.91	$ 16.20	$ 12.36	$ 8.54
Income from Investment Operations
Net investment income (loss) D	.17	.31	.24	.11	.04	.10
Net realized and unrealized gain (loss)	1.94	4.28	3.40	(.29)	3.85	3.84
Total from investment operations	2.11	4.59	3.64	(.18)	3.89	3.94
Distributions from net investment income	(.01)	(.25)	(.26)	(.11)	(.05)	(.12)
Distributions from net realized gain	(.48)	(1.79)	-	-	-	-
Total distributions	(.48) I	(2.04)	(.26)	(.11)	(.05)	(.12)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 23.47	$ 21.84	$ 19.29	$ 15.91	$ 16.20	$ 12.36
Total Return B, C	9.80%	23.98%	23.05%	(1.07)%	31.51%	46.12%
Ratios to Average Net Assets E, G
Expenses before reductions	.82% A	.85%	.89%	.91%	.92%	.96%
Expenses net of fee waivers, if any	.82% A	.85%	.89%	.91%	.92%	.96%
Expenses net of all reductions	.82% A	.85%	.85%	.90%	.92%	.95%
Net investment income (loss)	1.48% A	1.40%	1.42%	.71%	.27%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,776	$ 26,277	$ 7,875	$ 3,667	$ 3,507	$ 3,162
Portfolio turnover rate F	82% A	169%	180%	173%	133%	202%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.48 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.478 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2014 (Unaudited)

1. Organization.

Fidelity® Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mid Cap Value and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs, futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 242,010,652
Gross unrealized depreciation	(15,600,951)
Net unrealized appreciation (depreciation) on securities	$ 226,409,701

Tax cost	$ 1,650,727,223

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, will be retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $810,426,467 and $687,443,835, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid Cap Value as compared to its benchmark index, the Russell Midcap® Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher

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5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 100,435	$ 2,398
Class T	.25%	.25%	68,550	356
Class B	.75%	.25%	11,659	8,768
Class C	.75%	.25%	155,764	52,280
			$ 336,408	$ 63,802

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 46,950
Class T	9,818
Class B*	528
Class C*	2,841
$ 60,137

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 107,710.27
Class T	42,159.31
Class B	3,583.31
Class C	39,725.25
Mid Cap Value	1,349,624.18
Institutional Class	36,438.21
	$ 1,579,239

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $19,245 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,017 and is reflected in Miscellaneous expenses on the Statement of Operations.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $205,375. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9,304 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $5,187.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2014	Year ended January 31, 2014
From net investment income
Class A	$ 9	$ 530,640
Class T	-	161,696
Class B	-	4,861

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Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended July 31, 2014	Year ended January 31, 2014
From net investment income
Class C	$ -	$ 110,531
Mid Cap Value	445,818	14,250,519
Institutional Class	7,488	248,101
Total	$ 453,315	$ 15,306,348
From net realized gain
Class A	$ 1,540,190	$ 4,929,724
Class T	533,674	1,757,088
Class B	48,294	177,882
Class C	582,429	1,834,950
Mid Cap Value	30,442,858	103,028,925
Institutional Class	596,540	1,786,524
Total	$ 33,743,985	$ 113,515,093

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2014	Year ended January 31, 2014	Six months ended July 31, 2014	Year ended January 31, 2014
Class A
Shares sold	1,386,577	2,457,916	$ 32,009,152	$ 52,076,305
Reinvestment of distributions	67,337	241,636	1,493,522	5,178,254
Shares redeemed	(464,367)	(854,915)	(10,666,702)	(18,574,514)
Net increase (decrease)	989,547	1,844,637	$ 22,835,972	$ 38,680,045
Class T
Shares sold	288,778	800,279	$ 6,578,107	$ 17,075,459
Reinvestment of distributions	23,968	89,099	529,459	1,903,163
Shares redeemed	(167,891)	(212,274)	(3,848,921)	(4,598,389)
Net increase (decrease)	144,855	677,104	$ 3,258,645	$ 14,380,233
Class B
Shares sold	16,019	43,830	$ 360,137	$ 911,529
Reinvestment of distributions	2,130	8,260	46,562	174,775
Shares redeemed	(26,034)	(25,492)	(586,070)	(538,771)
Net increase (decrease)	(7,885)	26,598	$ (179,371)	$ 547,533

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10. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2014	Year ended January 31, 2014	Six months ended July 31, 2014	Year ended January 31, 2014
Class C
Shares sold	644,060	893,750	$ 14,510,274	$ 18,935,706
Reinvestment of distributions	25,514	88,255	553,142	1,852,478
Shares redeemed	(129,687)	(160,748)	(2,891,875)	(3,440,149)
Net increase (decrease)	539,887	821,257	$ 12,171,541	$ 17,348,035
Mid Cap Value
Shares sold	11,620,367	42,202,723	$ 269,422,022	$ 892,720,042
Reinvestment of distributions	1,323,779	5,185,864	29,612,924	112,014,623
Shares redeemed	(8,607,375)	(16,376,666)	(199,031,024)	(357,731,128)
Net increase (decrease)	4,336,771	31,011,921	$ 100,003,922	$ 647,003,537
Institutional Class
Shares sold	899,718	942,589	$ 20,867,829	$ 20,627,562
Reinvestment of distributions	25,012	87,006	556,513	1,869,755
Shares redeemed	(177,041)	(234,974)	(3,986,161)	(5,112,398)
Net increase (decrease)	747,689	794,621	$ 17,438,181	$ 17,384,919

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in April 2013.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Fidelity Mid Cap Value Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mid Cap Value Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Semiannual Report

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2013 and the total expense ratio of Class T ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)

AMCV-USAN-0914
1.838442.105

Fidelity®

Mid Cap Value

Fund

Semiannual Report

July 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 to July 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Class A	1.12%
Actual		$ 1,000.00	$ 1,095.70	$ 5.82
HypotheticalA		$ 1,000.00	$ 1,019.24	$ 5.61
Class T	1.41%
Actual		$ 1,000.00	$ 1,094.40	$ 7.32
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.05
Class B	1.91%
Actual		$ 1,000.00	$ 1,091.50	$ 9.90
HypotheticalA		$ 1,000.00	$ 1,015.32	$ 9.54
Class C	1.85%
Actual		$ 1,000.00	$ 1,091.90	$ 9.60
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
Mid Cap Value	.78%
Actual		$ 1,000.00	$ 1,098.00	$ 4.06
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Institutional Class	.82%
Actual		$ 1,000.00	$ 1,098.00	$ 4.27
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Allstate Corp.	1.9	1.5
Capital One Financial Corp.	1.8	1.5
Cardinal Health, Inc.	1.8	0.9
CF Industries Holdings, Inc.	1.6	1.4
Equity Lifestyle Properties, Inc.	1.4	1.2
SunTrust Banks, Inc.	1.4	1.0
Tesoro Corp.	1.4	1.0
Parker Hannifin Corp.	1.4	0.1
Amtrust Financial Services, Inc.	1.4	0.8
Total System Services, Inc.	1.4	0.9
	15.5
Top Five Market Sectors as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	32.7	31.7
Information Technology	11.4	11.5
Industrials	9.6	10.7
Health Care	9.5	9.9
Utilities	9.3	10.7
Asset Allocation (% of fund's net assets)
As of July 31, 2014*		As of January 31, 2014**
	Stocks 98.2%		Stocks 98.6%
	Short-Term Investments and Net Other Assets (Liabilities) 1.8%		Short-Term Investments and Net Other Assets (Liabilities) 1.4%
* Foreign investments	13.7%	** Foreign investments	11.4%

Semiannual Report

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 9.1%
Auto Components - 1.7%
Delphi Automotive PLC	298,500	$ 19,939,800
Tenneco, Inc. (a)	159,900	10,185,630
		30,125,430
Hotels, Restaurants & Leisure - 1.2%
Wyndham Worldwide Corp.	289,600	21,879,280
Household Durables - 0.8%
Whirlpool Corp.	101,200	14,435,168
Leisure Products - 0.3%
Arctic Cat, Inc.	164,100	5,841,960
Media - 0.6%
Lamar Advertising Co. Class A (d)	233,700	11,720,055
Multiline Retail - 2.2%
Big Lots, Inc.	348,378	15,241,538
Dillard's, Inc. Class A	75,900	9,048,798
Macy's, Inc.	276,900	16,002,051
		40,292,387
Specialty Retail - 2.3%
AutoZone, Inc. (a)	35,600	18,406,268
GameStop Corp. Class A (d)	387,300	16,254,981
GNC Holdings, Inc.	239,700	7,864,557
		42,525,806
TOTAL CONSUMER DISCRETIONARY		166,820,086
CONSUMER STAPLES - 3.3%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	212,200	14,329,866
Food & Staples Retailing - 1.0%
Kroger Co.	393,400	19,268,732
Food Products - 1.5%
Bunge Ltd.	288,900	22,776,876
The J.M. Smucker Co.	46,000	4,583,440
		27,360,316
TOTAL CONSUMER STAPLES		60,958,914
ENERGY - 6.3%
Energy Equipment & Services - 0.7%
National Oilwell Varco, Inc.	155,100	12,569,304
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 5.6%
Canadian Natural Resources Ltd.	353,500	$ 15,409,598
Cimarex Energy Co.	146,600	20,380,332
Energen Corp.	108,600	8,865,018
Kinder Morgan Holding Co. LLC	97,900	3,522,442
Marathon Petroleum Corp.	119,300	9,959,164
Tesoro Corp.	418,100	25,729,874
Valero Energy Corp.	94,300	4,790,440
Whiting Petroleum Corp. (a)	148,400	13,131,916
		101,788,784
TOTAL ENERGY		114,358,088
FINANCIALS - 32.7%
Banks - 5.7%
Fifth Third Bancorp	646,957	13,249,679
M&T Bank Corp. (d)	125,100	15,199,650
PNC Financial Services Group, Inc.	155,000	12,796,800
Prosperity Bancshares, Inc.	311,500	18,107,495
SunTrust Banks, Inc.	683,800	26,018,590
U.S. Bancorp	414,500	17,421,435
		102,793,649
Capital Markets - 6.8%
Apollo Global Management LLC Class A	278,200	7,305,532
E*TRADE Financial Corp. (a)	73,400	1,542,868
Fortress Investment Group LLC	1,955,400	14,157,096
Invesco Ltd.	584,800	22,006,024
KKR & Co. LP	749,900	17,187,708
Northern Trust Corp.	212,100	14,187,369
NorthStar Asset Management Group, Inc. (a)	382,450	6,849,680
Raymond James Financial, Inc.	334,100	17,022,395
The Blackstone Group LP	744,500	24,330,260
		124,588,932
Consumer Finance - 3.6%
Capital One Financial Corp.	413,100	32,857,974
Navient Corp.	1,203,200	20,695,040
SLM Corp.	1,339,200	11,865,312
		65,418,326
Insurance - 10.5%
ACE Ltd.	217,700	21,791,770
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Allied World Assurance Co. Holdings Ltd.	336,700	$ 12,124,567
Allstate Corp.	584,500	34,164,025
Amtrust Financial Services, Inc. (d)	590,100	25,161,864
Arthur J. Gallagher & Co.	251,200	11,304,000
Brown & Brown, Inc.	573,900	17,664,642
Everest Re Group Ltd.	99,100	15,450,681
Fidelity National Financial, Inc.	689,700	18,697,767
Fidelity National Financial, Inc.	218,044	3,567,200
Hartford Financial Services Group, Inc.	484,100	16,536,856
MetLife, Inc.	203,200	10,688,320
Protective Life Corp.	66,200	4,592,956
		191,744,648
Real Estate Investment Trusts - 6.1%
American Capital Agency Corp.	1,020,500	23,593,960
Equity Lifestyle Properties, Inc.	598,700	26,516,423
MFA Financial, Inc.	2,695,300	21,939,742
NorthStar Realty Finance Corp.	422,750	6,806,275
RLJ Lodging Trust	640,600	17,962,424
Washington Prime Group, Inc. (a)	771,700	14,577,413
		111,396,237
TOTAL FINANCIALS		595,941,792
HEALTH CARE - 9.5%
Biotechnology - 1.0%
United Therapeutics Corp. (a)	194,100	17,651,454
Health Care Equipment & Supplies - 0.9%
Covidien PLC	191,800	16,592,618
Health Care Providers & Services - 5.4%
Cardinal Health, Inc.	450,200	32,256,830
Cigna Corp.	131,100	11,804,244
DaVita HealthCare Partners, Inc. (a)	252,200	17,764,968
HCA Holdings, Inc. (a)	333,300	21,767,823
Omnicare, Inc.	249,100	15,568,750
		99,162,615
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 2.2%
Actavis PLC (a)	114,300	$ 24,489,918
Teva Pharmaceutical Industries Ltd. sponsored ADR	273,900	14,653,650
		39,143,568
TOTAL HEALTH CARE		172,550,255
INDUSTRIALS - 9.6%
Aerospace & Defense - 2.1%
Esterline Technologies Corp. (a)	112,000	12,157,600
Meggitt PLC	1,309,800	11,244,640
Triumph Group, Inc.	227,600	14,418,460
		37,820,700
Airlines - 0.4%
American Airlines Group, Inc.	210,400	8,174,040
Construction & Engineering - 1.2%
AECOM Technology Corp. (a)	496,300	16,849,385
URS Corp.	89,800	5,142,846
		21,992,231
Electrical Equipment - 0.8%
EnerSys	224,000	14,208,320
Machinery - 3.2%
Cummins, Inc.	103,400	14,412,926
Parker Hannifin Corp.	220,900	25,392,455
Valmont Industries, Inc. (d)	127,400	18,553,262
		58,358,643
Professional Services - 1.2%
Dun & Bradstreet Corp.	208,000	22,886,240
Trading Companies & Distributors - 0.7%
WESCO International, Inc. (a)	152,900	12,001,121
TOTAL INDUSTRIALS		175,441,295
INFORMATION TECHNOLOGY - 11.4%
Electronic Equipment & Components - 1.7%
Arrow Electronics, Inc. (a)	186,300	10,796,085
Ingram Micro, Inc. Class A (a)	286,000	8,208,200
TE Connectivity Ltd.	189,500	11,728,155
		30,732,440
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 2.9%
Amdocs Ltd.	421,500	$ 19,110,810
Computer Sciences Corp.	140,200	8,747,078
Total System Services, Inc.	776,000	24,832,000
		52,689,888
Semiconductors & Semiconductor Equipment - 1.7%
Broadcom Corp. Class A	474,000	18,135,240
Marvell Technology Group Ltd.	243,200	3,244,288
Skyworks Solutions, Inc.	64,200	3,258,792
TriQuint Semiconductor, Inc. (a)	340,600	6,123,988
		30,762,308
Software - 2.5%
CA Technologies, Inc.	123,000	3,552,240
Symantec Corp.	921,700	21,807,422
Synopsys, Inc. (a)	547,000	20,660,190
		46,019,852
Technology Hardware, Storage & Peripherals - 2.6%
EMC Corp.	586,900	17,196,170
SanDisk Corp.	191,500	17,562,465
Western Digital Corp.	137,200	13,696,676
		48,455,311
TOTAL INFORMATION TECHNOLOGY		208,659,799
MATERIALS - 7.0%
Chemicals - 4.4%
Agrium, Inc. (d)	241,100	21,979,493
Cabot Corp.	220,200	11,536,278
CF Industries Holdings, Inc.	118,800	29,740,392
LyondellBasell Industries NV Class A	172,700	18,349,375
		81,605,538
Containers & Packaging - 1.8%
Crown Holdings, Inc. (a)	136,000	6,330,800
Graphic Packaging Holding Co. (a)	1,354,900	16,258,800
Rock-Tenn Co. Class A	98,400	9,783,912
		32,373,512
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.8%
Reliance Steel & Aluminum Co.	151,900	$ 10,367,175
Steel Dynamics, Inc.	178,500	3,785,985
		14,153,160
TOTAL MATERIALS		128,132,210
UTILITIES - 9.3%
Electric Utilities - 5.0%
American Electric Power Co., Inc.	427,200	22,210,128
Edison International	419,800	23,005,040
Exelon Corp.	6,000	186,480
Great Plains Energy, Inc.	750,400	18,602,416
IDACORP, Inc.	275,300	14,742,315
Xcel Energy, Inc.	412,400	12,701,920
		91,448,299
Gas Utilities - 0.3%
Atmos Energy Corp.	111,300	5,378,016
Independent Power Producers & Energy Traders - 0.5%
The AES Corp.	542,200	7,921,542
Multi-Utilities - 3.5%
Ameren Corp.	398,300	15,314,635
CMS Energy Corp.	775,200	22,426,536
DTE Energy Co.	300,300	22,168,146
NiSource, Inc.	114,900	4,329,432
		64,238,749
TOTAL UTILITIES		168,986,606
TOTAL COMMON STOCKS (Cost $1,563,654,764)		1,791,849,045
Money Market Funds - 4.7%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	34,673,354	$ 34,673,354
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	50,614,525	50,614,525
TOTAL MONEY MARKET FUNDS (Cost $85,287,879)		85,287,879
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $1,648,942,643)		1,877,136,924
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(52,611,877)
NET ASSETS - 100%		$ 1,824,525,047
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,481
Fidelity Securities Lending Cash Central Fund	205,375
Total	$ 218,856
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.3%
Bermuda	3.4%
Switzerland	2.5%
Ireland	2.3%
Canada	2.0%
Bailiwick of Jersey	1.1%
Netherlands	1.0%
Others (Individually Less Than 1%)	1.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $48,346,191) - See accompanying schedule: Unaffiliated issuers (cost $1,563,654,764)	$ 1,791,849,045
Fidelity Central Funds (cost $85,287,879)	85,287,879
Total Investments (cost $1,648,942,643)		$ 1,877,136,924
Cash		216,058
Receivable for investments sold		10,590,515
Receivable for fund shares sold		5,844,517
Dividends receivable		1,594,879
Distributions receivable from Fidelity Central Funds		40,723
Receivable from investment adviser for expense reductions		973
Other receivables		9,118
Total assets		1,895,433,707

Liabilities
Payable for investments purchased	$ 16,594,776
Payable for fund shares redeemed	2,385,236
Accrued management fee	884,759
Distribution and service plan fees payable	64,952
Other affiliated payables	321,944
Other payables and accrued expenses	42,468
Collateral on securities loaned, at value	50,614,525
Total liabilities		70,908,660

Net Assets		$ 1,824,525,047
Net Assets consist of:
Paid in capital		$ 1,521,921,351
Undistributed net investment income		12,448,123
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		61,962,882
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		228,192,691
Net Assets		$ 1,824,525,047

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($95,889,750 ÷ 4,104,195 shares)	$ 23.36

Maximum offering price per share (100/94.25 of $23.36)	$ 24.79
Class T: Net Asset Value and redemption price per share ($29,229,862 ÷ 1,257,126 shares)	$ 23.25

Maximum offering price per share (100/96.50 of $23.25)	$ 24.09
Class B: Net Asset Value and offering price per share ($2,280,438 ÷ 99,314 shares)A	$ 22.96

Class C: Net Asset Value and offering price per share ($39,215,463 ÷ 1,721,361 shares)A	$ 22.78

Mid Cap Value: Net Asset Value, offering price and redemption price per share ($1,612,133,122 ÷ 68,307,578 shares)	$ 23.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($45,776,412 ÷ 1,950,617 shares)	$ 23.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2014 (Unaudited)

Investment Income
Dividends		$ 19,278,814
Income from Fidelity Central Funds		218,856
Total income		19,497,670

Expenses
Management fee Basic fee	$ 4,670,335
Performance adjustment	22,089
Transfer agent fees	1,579,239
Distribution and service plan fees	336,408
Accounting and security lending fees	266,067
Custodian fees and expenses	23,744
Independent trustees' compensation	3,281
Registration fees	107,814
Audit	26,916
Legal	2,383
Miscellaneous	8,405
Total expenses before reductions	7,046,681
Expense reductions	(14,491)	7,032,190
Net investment income (loss)		12,465,480
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	62,940,442
Foreign currency transactions	11,965
Total net realized gain (loss)		62,952,407
Change in net unrealized appreciation (depreciation) on: Investment securities	77,079,270
Assets and liabilities in foreign currencies	(1,590)
Total change in net unrealized appreciation (depreciation)		77,077,680
Net gain (loss)		140,030,087
Net increase (decrease) in net assets resulting from operations		$ 152,495,567

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2014 (Unaudited)	Year ended January 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,465,480	$ 18,177,978
Net realized gain (loss)	62,952,407	168,887,902
Change in net unrealized appreciation (depreciation)	77,077,680	69,583,401
Net increase (decrease) in net assets resulting from operations	152,495,567	256,649,281
Distributions to shareholders from net investment income	(453,315)	(15,306,348)
Distributions to shareholders from net realized gain	(33,743,985)	(113,515,093)
Total distributions	(34,197,300)	(128,821,441)
Share transactions - net increase (decrease)	155,528,890	735,344,302
Redemption fees	12,231	65,786
Total increase (decrease) in net assets	273,839,388	863,237,928

Net Assets
Beginning of period	1,550,685,659	687,447,731
End of period (including undistributed net investment income of $12,448,123 and undistributed net investment income of $435,958, respectively)	$ 1,824,525,047	$ 1,550,685,659

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.78	$ 19.24	$ 15.87	$ 16.16	$ 12.35	$ 8.53
Income from Investment Operations
Net investment income (loss) E	.13	.24	.20	.07	- I	.07
Net realized and unrealized gain (loss)	1.93	4.29	3.38	(.29)	3.85	3.84
Total from investment operations	2.06	4.53	3.58	(.22)	3.85	3.91
Distributions from net investment income	-	(.19)	(.21)	(.07)	(.04)	(.09)
Distributions from net realized gain	(.48)	(1.79)	-	-	-	-
Total distributions	(.48)	(1.99) J	(.21)	(.07)	(.04)	(.09)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 23.36	$ 21.78	$ 19.24	$ 15.87	$ 16.16	$ 12.35
Total Return B, C, D	9.57%	23.69%	22.73%	(1.34)%	31.14%	45.79%
Ratios to Average Net Assets F, H
Expenses before reductions	1.12% A	1.15%	1.15%	1.17%	1.17%	1.21%
Expenses net of fee waivers, if any	1.12% A	1.15%	1.15%	1.17%	1.17%	1.21%
Expenses net of all reductions	1.12% A	1.14%	1.12%	1.16%	1.17%	1.20%
Net investment income (loss)	1.18% A	1.11%	1.15%	.44%	.02%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,890	$ 67,826	$ 24,436	$ 19,578	$ 23,608	$ 10,640
Portfolio turnover rate G	82% A	169%	180%	173%	133%	202%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.99 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $1.793 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.70	$ 19.21	$ 15.84	$ 16.14	$ 12.34	$ 8.53
Income from Investment Operations
Net investment income (loss) E	.10	.18	.15	.03	(.03)	.04
Net realized and unrealized gain (loss)	1.92	4.27	3.38	(.29)	3.83	3.84
Total from investment operations	2.02	4.45	3.53	(.26)	3.80	3.88
Distributions from net investment income	-	(.17)	(.16)	(.04)	-	(.07)
Distributions from net realized gain	(.47)	(1.79)	-	-	-	-
Total distributions	(.47)	(1.96)	(.16)	(.04)	-	(.07)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 23.25	$ 21.70	$ 19.21	$ 15.84	$ 16.14	$ 12.34
Total Return B, C, D	9.44%	23.32%	22.42%	(1.59)%	30.79%	45.44%
Ratios to Average Net Assets F, H
Expenses before reductions	1.41% A	1.42%	1.42%	1.43%	1.43%	1.47%
Expenses net of fee waivers, if any	1.41% A	1.42%	1.42%	1.43%	1.43%	1.47%
Expenses net of all reductions	1.41%A	1.41%	1.38%	1.42%	1.43%	1.46%
Net investment income (loss)	.89% A	.84%	.89%	.18%	(.24)%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,230	$ 24,136	$ 8,358	$ 6,823	$ 6,993	$ 4,010
Portfolio turnover rate G	82% A	169%	180%	173%	133%	202%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.48	$ 19.03	$ 15.71	$ 16.04	$ 12.32	$ 8.53
Income from Investment Operations
Net investment income (loss) E	.04	.07	.07	(.05)	(.10)	(.01)
Net realized and unrealized gain (loss)	1.90	4.22	3.34	(.28)	3.82	3.82
Total from investment operations	1.94	4.29	3.41	(.33)	3.72	3.81
Distributions from net investment income	-	(.05)	(.09)	-	-	(.02)
Distributions from net realized gain	(.46)	(1.79)	-	-	-	-
Total distributions	(.46)	(1.84)	(.09)	-	-	(.02)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 22.96	$ 21.48	$ 19.03	$ 15.71	$ 16.04	$ 12.32
Total ReturnB, C, D	9.15%	22.70%	21.79%	(2.06)%	30.19%	44.61%
Ratios to Average Net Assets F, H
Expenses before reductions	1.91% A	1.91%	1.91%	1.92%	1.93%	1.97%
Expenses net of fee waivers, if any	1.91% A	1.91%	1.91%	1.92%	1.93%	1.97%
Expenses net of all reductions	1.91% A	1.91%	1.87%	1.91%	1.92%	1.96%
Net investment income (loss)	.38% A	.34%	.40%	(.31)%	(.74)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,280	$ 2,302	$ 1,533	$ 1,376	$ 1,793	$ 1,154
Portfolio turnover rate G	82% A	169%	180%	173%	133%	202%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.31	$ 18.93	$ 15.65	$ 15.98	$ 12.27	$ 8.50
Income from Investment Operations
Net investment income (loss) E	.05	.08	.07	(.05)	(.10)	(.01)
Net realized and unrealized gain (loss)	1.89	4.20	3.32	(.28)	3.81	3.80
Total from investment operations	1.94	4.28	3.39	(.33)	3.71	3.79
Distributions from net investment income	-	(.11)	(.11)	-	-	(.02)
Distributions from net realized gain	(.47)	(1.79)	-	-	-	-
Total distributions	(.47)	(1.90)	(.11)	-	-	(.02)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 22.78	$ 21.31	$ 18.93	$ 15.65	$ 15.98	$ 12.27
Total ReturnB, C, D	9.19%	22.77%	21.73%	(2.07)%	30.24%	44.56%
Ratios to Average Net Assets F, H
Expenses before reductions	1.85% A	1.89%	1.91%	1.92%	1.93%	1.96%
Expenses net of fee waivers, if any	1.85% A	1.89%	1.91%	1.92%	1.93%	1.96%
Expenses net of all reductions	1.85% A	1.89%	1.87%	1.91%	1.92%	1.95%
Net investment income (loss)	.44% A	.36%	.40%	(.31)%	(.73)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,215	$ 25,177	$ 6,820	$ 5,000	$ 5,309	$ 2,293
Portfolio turnover rate G	82% A	169%	180%	173%	133%	202%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Value

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.96	$ 19.37	$ 15.97	$ 16.26	$ 12.41	$ 8.57
Income from Investment Operations
Net investment income (loss) D	.18	.32	.25	.12	.04	.09
Net realized and unrealized gain (loss)	1.95	4.31	3.41	(.30)	3.87	3.86
Total from investment operations	2.13	4.63	3.66	(.18)	3.91	3.95
Distributions from net investment income	(.01)	(.25)	(.26)	(.11)	(.06)	(.11)
Distributions from net realized gain	(.48)	(1.79)	-	-	-	-
Total distributions	(.49)	(2.04)	(.26)	(.11)	(.06)	(.11)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 23.60	$ 21.96	$ 19.37	$ 15.97	$ 16.26	$ 12.41
Total ReturnB, C	9.80%	24.08%	23.07%	(1.04)%	31.51%	46.06%
Ratios to Average Net Assets E, G
Expenses before reductions	.78% A	.80%	.85%	.88%	.91%	.95%
Expenses net of fee waivers, if any	.78% A	.80%	.85%	.88%	.91%	.95%
Expenses net of all reductions	.78% A	.80%	.81%	.87%	.90%	.94%
Net investment income (loss)	1.51% A	1.45%	1.46%	.73%	.28%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,612,133	$ 1,404,968	$ 638,425	$ 553,947	$ 666,277	$ 469,476
Portfolio turnover rate F	82% A	169%	180%	173%	133%	202%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.84	$ 19.29	$ 15.91	$ 16.20	$ 12.36	$ 8.54
Income from Investment Operations
Net investment income (loss) D	.17	.31	.24	.11	.04	.10
Net realized and unrealized gain (loss)	1.94	4.28	3.40	(.29)	3.85	3.84
Total from investment operations	2.11	4.59	3.64	(.18)	3.89	3.94
Distributions from net investment income	(.01)	(.25)	(.26)	(.11)	(.05)	(.12)
Distributions from net realized gain	(.48)	(1.79)	-	-	-	-
Total distributions	(.48) I	(2.04)	(.26)	(.11)	(.05)	(.12)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 23.47	$ 21.84	$ 19.29	$ 15.91	$ 16.20	$ 12.36
Total Return B, C	9.80%	23.98%	23.05%	(1.07)%	31.51%	46.12%
Ratios to Average Net Assets E, G
Expenses before reductions	.82% A	.85%	.89%	.91%	.92%	.96%
Expenses net of fee waivers, if any	.82% A	.85%	.89%	.91%	.92%	.96%
Expenses net of all reductions	.82% A	.85%	.85%	.90%	.92%	.95%
Net investment income (loss)	1.48% A	1.40%	1.42%	.71%	.27%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,776	$ 26,277	$ 7,875	$ 3,667	$ 3,507	$ 3,162
Portfolio turnover rate F	82% A	169%	180%	173%	133%	202%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.48 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.478 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2014 (Unaudited)

1. Organization.

Fidelity® Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mid Cap Value and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs, futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 242,010,652
Gross unrealized depreciation	(15,600,951)
Net unrealized appreciation (depreciation) on securities	$ 226,409,701

Tax cost	$ 1,650,727,223

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, will be retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $810,426,467 and $687,443,835, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid Cap Value as compared to its benchmark index, the Russell Midcap® Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher

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5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 100,435	$ 2,398
Class T	.25%	.25%	68,550	356
Class B	.75%	.25%	11,659	8,768
Class C	.75%	.25%	155,764	52,280
			$ 336,408	$ 63,802

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 46,950
Class T	9,818
Class B*	528
Class C*	2,841
$ 60,137

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 107,710.27
Class T	42,159.31
Class B	3,583.31
Class C	39,725.25
Mid Cap Value	1,349,624.18
Institutional Class	36,438.21
	$ 1,579,239

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $19,245 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,017 and is reflected in Miscellaneous expenses on the Statement of Operations.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $205,375. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9,304 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $5,187.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2014	Year ended January 31, 2014
From net investment income
Class A	$ 9	$ 530,640
Class T	-	161,696
Class B	-	4,861

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Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended July 31, 2014	Year ended January 31, 2014
From net investment income
Class C	$ -	$ 110,531
Mid Cap Value	445,818	14,250,519
Institutional Class	7,488	248,101
Total	$ 453,315	$ 15,306,348
From net realized gain
Class A	$ 1,540,190	$ 4,929,724
Class T	533,674	1,757,088
Class B	48,294	177,882
Class C	582,429	1,834,950
Mid Cap Value	30,442,858	103,028,925
Institutional Class	596,540	1,786,524
Total	$ 33,743,985	$ 113,515,093

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2014	Year ended January 31, 2014	Six months ended July 31, 2014	Year ended January 31, 2014
Class A
Shares sold	1,386,577	2,457,916	$ 32,009,152	$ 52,076,305
Reinvestment of distributions	67,337	241,636	1,493,522	5,178,254
Shares redeemed	(464,367)	(854,915)	(10,666,702)	(18,574,514)
Net increase (decrease)	989,547	1,844,637	$ 22,835,972	$ 38,680,045
Class T
Shares sold	288,778	800,279	$ 6,578,107	$ 17,075,459
Reinvestment of distributions	23,968	89,099	529,459	1,903,163
Shares redeemed	(167,891)	(212,274)	(3,848,921)	(4,598,389)
Net increase (decrease)	144,855	677,104	$ 3,258,645	$ 14,380,233
Class B
Shares sold	16,019	43,830	$ 360,137	$ 911,529
Reinvestment of distributions	2,130	8,260	46,562	174,775
Shares redeemed	(26,034)	(25,492)	(586,070)	(538,771)
Net increase (decrease)	(7,885)	26,598	$ (179,371)	$ 547,533

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10. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2014	Year ended January 31, 2014	Six months ended July 31, 2014	Year ended January 31, 2014
Class C
Shares sold	644,060	893,750	$ 14,510,274	$ 18,935,706
Reinvestment of distributions	25,514	88,255	553,142	1,852,478
Shares redeemed	(129,687)	(160,748)	(2,891,875)	(3,440,149)
Net increase (decrease)	539,887	821,257	$ 12,171,541	$ 17,348,035
Mid Cap Value
Shares sold	11,620,367	42,202,723	$ 269,422,022	$ 892,720,042
Reinvestment of distributions	1,323,779	5,185,864	29,612,924	112,014,623
Shares redeemed	(8,607,375)	(16,376,666)	(199,031,024)	(357,731,128)
Net increase (decrease)	4,336,771	31,011,921	$ 100,003,922	$ 647,003,537
Institutional Class
Shares sold	899,718	942,589	$ 20,867,829	$ 20,627,562
Reinvestment of distributions	25,012	87,006	556,513	1,869,755
Shares redeemed	(177,041)	(234,974)	(3,986,161)	(5,112,398)
Net increase (decrease)	747,689	794,621	$ 17,438,181	$ 17,384,919

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in April 2013.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Fidelity Mid Cap Value Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mid Cap Value Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Semiannual Report

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2013 and the total expense ratio of Class T ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MCV-USAN-0914
1.900182.105

Fidelity®

Series All-Sector Equity Fund

Fidelity

Series Equity-Income Fund

and

Fidelity

Series Stock Selector Large Cap Value Fund

Fidelity Series All-Sector Equity Fund

Fidelity Series Equity-Income Fund

Fidelity Series Stock Selector Large Cap Value Fund

Class F

Semiannual Report
July 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Series All-Sector Equity Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Series Equity-Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Series Stock Selector Large Cap Value Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series All-Sector Equity Fund, Fidelity Series Equity-Income Fund, and Fidelity Series Stock Selector Large Cap Value Fund or 1-800-835-5092 for Class F of each fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 to July 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Fidelity Series All-Sector Equity Fund
Series All-Sector Equity	.63%
Actual		$ 1,000.00	$ 1,076.90	$ 3.24
HypotheticalA		$ 1,000.00	$ 1,021.67	$ 3.16
Class F	.46%
Actual		$ 1,000.00	$ 1,078.60	$ 2.37
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31
Fidelity Series Equity-Income Fund
Series Equity-Income	.63%
Actual		$ 1,000.00	$ 1,099.00	$ 3.28
HypotheticalA		$ 1,000.00	$ 1,021.67	$ 3.16
Class F	.46%
Actual		$ 1,000.00	$ 1,100.90	$ 2.40
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31
Fidelity Series Stock Selector Large Cap Value Fund
Series Stock Selector Large Cap Value	.71%
Actual		$ 1,000.00	$ 1,101.40	$ 3.70
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56
Class F	.54%
Actual		$ 1,000.00	$ 1,102.30	$ 2.81
HypotheticalA		$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Semiannual Report

Fidelity Series All-Sector Equity Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.3	2.8
Chevron Corp.	2.3	0.9
Capital One Financial Corp.	2.0	1.9
Microsoft Corp.	1.8	1.7
Google, Inc. Class C	1.7	0.0
JPMorgan Chase & Co.	1.7	2.2
Philip Morris International, Inc.	1.6	1.5
Bank of America Corp.	1.5	1.9
U.S. Bancorp	1.4	1.5
Verizon Communications, Inc.	1.3	1.1
	18.6
Top Five Market Sectors as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.3	18.0
Financials	16.7	16.3
Health Care	13.1	13.1
Consumer Discretionary	12.3	12.7
Industrials	10.6	11.3
Asset Allocation (% of fund's net assets)
As of July 31, 2014 *		As of January 31, 2014 **
	Stocks and Equity Futures 98.3%		Stocks and Equity Futures 98.6%
	Short-Term Investments and Net Other Assets (Liabilities) 1.7%		Short-Term Investments and Net Other Assets (Liabilities) 1.4%
* Foreign investments	3.4%	** Foreign investments	4.5%

Semiannual Report

Fidelity Series All-Sector Equity Fund

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Hotels, Restaurants & Leisure - 4.1%
Hilton Worldwide Holdings, Inc.	1,613,500	$ 39,062,835
Marriott International, Inc. Class A	923,200	59,740,272
McDonald's Corp.	794,800	75,156,288
Panera Bread Co. Class A (a)	458,700	67,566,510
Starbucks Corp.	1,224,344	95,107,042
Wynn Resorts Ltd.	42,800	9,124,960
Yum! Brands, Inc.	1,198,807	83,197,206
		428,955,113
Internet & Catalog Retail - 0.8%
Liberty Interactive Corp. Series A (a)	2,998,825	84,117,041
Media - 5.2%
DIRECTV (a)	1,150,606	99,009,646
Legend Pictures LLC (a)(f)(g)	3,706	6,681,918
Liberty Media Corp. (a)	884,760	41,583,720
Liberty Media Corp. Class A (a)	442,380	20,813,979
The Madison Square Garden Co. Class A (a)	1,340,420	79,540,523
The Walt Disney Co.	303,685	26,080,468
Time Warner, Inc.	469,600	38,986,192
Twenty-First Century Fox, Inc. Class A	4,252,153	134,708,207
Viacom, Inc. Class B (non-vtg.)	1,130,503	93,458,683
		540,863,336
Multiline Retail - 0.6%
Dollar General Corp. (a)	1,102,041	60,865,724
Specialty Retail - 0.7%
TJX Companies, Inc.	1,349,690	71,924,980
Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc. Class B	1,213,620	93,606,511
TOTAL CONSUMER DISCRETIONARY		1,280,332,705
CONSUMER STAPLES - 8.3%
Beverages - 1.7%
Brown-Forman Corp. Class B (non-vtg.)	18,350	1,590,028
Constellation Brands, Inc. Class A (sub. vtg.) (a)	254,804	21,214,981
Molson Coors Brewing Co. Class B	224,424	15,155,353
Monster Beverage Corp. (a)	285,200	18,241,392
The Coca-Cola Co.	3,110,792	122,223,018
		178,424,772
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	1,039,781	$ 79,397,677
Kroger Co.	1,173,500	57,478,030
Walgreen Co.	899,182	61,836,746
Whole Foods Market, Inc.	535,000	20,447,700
		219,160,153
Food Products - 0.9%
Bunge Ltd.	307,252	24,223,748
Keurig Green Mountain, Inc.	185,721	22,152,801
Mead Johnson Nutrition Co. Class A	572,300	52,331,112
		98,707,661
Household Products - 1.0%
Colgate-Palmolive Co.	1,601,584	101,540,426
Personal Products - 0.1%
Nu Skin Enterprises, Inc. Class A	140,000	8,216,600
Tobacco - 2.5%
Altria Group, Inc.	2,281,430	92,626,058
Philip Morris International, Inc.	2,038,998	167,218,226
		259,844,284
TOTAL CONSUMER STAPLES		865,893,896
ENERGY - 9.8%
Energy Equipment & Services - 1.5%
Dresser-Rand Group, Inc. (a)	195,300	11,622,303
FMC Technologies, Inc. (a)	390,400	23,736,320
Halliburton Co.	1,184,940	81,749,011
Oceaneering International, Inc.	518,100	35,184,171
Rowan Companies PLC	66,383	2,026,009
		154,317,814
Oil, Gas & Consumable Fuels - 8.3%
Anadarko Petroleum Corp.	709,781	75,840,100
Cabot Oil & Gas Corp.	989,300	32,597,435
Cheniere Energy, Inc. (a)	358,700	25,381,612
Chevron Corp.	1,862,229	240,674,476
Cimarex Energy Co.	305,993	42,539,147
Cobalt International Energy, Inc. (a)	841,500	13,480,830
ConocoPhillips Co.	110,100	9,083,250
CONSOL Energy, Inc.	398,600	15,473,652
Continental Resources, Inc. (a)	154,294	22,647,273
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	454,500	$ 49,740,480
Exxon Mobil Corp.	971,124	96,083,009
Golar LNG Ltd.	219,200	13,504,912
Gulfport Energy Corp. (a)	285,700	15,259,237
Noble Energy, Inc.	703,124	46,750,715
Phillips 66 Co.	720,800	58,464,088
Spectra Energy Corp.	671,635	27,483,304
Teekay Corp.	20,646	1,149,156
The Williams Companies, Inc.	626,900	35,501,347
Whiting Petroleum Corp. (a)	548,500	48,536,765
		870,190,788
TOTAL ENERGY		1,024,508,602
FINANCIALS - 16.7%
Banks - 6.7%
Bank of America Corp.	10,348,287	157,811,377
Citigroup, Inc.	1,916,484	93,735,232
Huntington Bancshares, Inc.	4,781,757	46,956,854
JPMorgan Chase & Co.	3,060,834	176,518,297
M&T Bank Corp.	455,100	55,294,650
Synovus Financial Corp.	597,051	14,060,551
U.S. Bancorp	3,555,978	149,457,755
		693,834,716
Capital Markets - 2.0%
Ameriprise Financial, Inc.	411,500	49,215,400
BlackRock, Inc. Class A	230,318	70,184,804
E*TRADE Financial Corp. (a)	1,367,652	28,748,045
Invesco Ltd.	607,900	22,875,277
Northern Trust Corp.	317,800	21,257,642
State Street Corp.	290,100	20,434,644
		212,715,812
Consumer Finance - 2.9%
Capital One Financial Corp.	2,670,480	212,409,979
Discover Financial Services	476,332	29,084,832
Navient Corp.	2,256,846	38,817,751
SLM Corp.	2,720,746	24,105,810
		304,418,372
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc.:
Class A (a)	161	$ 30,287,964
Class B (a)	571,803	71,721,250
IntercontinentalExchange Group, Inc.	113,500	21,816,970
		123,826,184
Insurance - 2.5%
ACE Ltd.	320,231	32,055,123
Marsh & McLennan Companies, Inc.	1,522,600	77,302,402
MetLife, Inc.	1,255,741	66,051,977
Principal Financial Group, Inc.	208,400	10,353,312
The Travelers Companies, Inc.	595,073	53,294,738
Unum Group	395,400	13,574,082
Validus Holdings Ltd.	91,961	3,359,335
		255,990,969
Real Estate Investment Trusts - 1.0%
Boston Properties, Inc.	292,200	34,903,290
DDR Corp.	500,600	8,780,524
Digital Realty Trust, Inc. (d)	331,100	21,319,529
Equity Lifestyle Properties, Inc.	450,100	19,934,929
Senior Housing Properties Trust (SBI)	334,900	7,655,814
The Macerich Co.	153,018	9,947,700
		102,541,786
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	1,475,100	45,492,084
TOTAL FINANCIALS		1,738,819,923
HEALTH CARE - 13.1%
Biotechnology - 3.8%
Alexion Pharmaceuticals, Inc. (a)	371,000	58,985,290
Amgen, Inc.	686,665	87,474,254
ARIAD Pharmaceuticals, Inc. (a)(d)	1,053,200	6,066,432
Biogen Idec, Inc. (a)	220,524	73,741,020
Celgene Corp. (a)	225,000	19,608,750
Gilead Sciences, Inc. (a)	1,241,592	113,667,748
Puma Biotechnology, Inc. (a)	25,000	5,543,000
Vertex Pharmaceuticals, Inc. (a)	345,500	30,718,405
		395,804,899
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.9%
Boston Scientific Corp. (a)	3,437,100	$ 43,926,138
Covidien PLC	948,451	82,050,496
Edwards Lifesciences Corp. (a)	211,600	19,096,900
Medtronic, Inc.	285,000	17,595,900
The Cooper Companies, Inc.	247,015	39,739,773
		202,409,207
Health Care Providers & Services - 2.4%
Cigna Corp.	551,934	49,696,137
HCA Holdings, Inc. (a)	883,100	57,675,261
Henry Schein, Inc. (a)	230,887	26,840,614
Humana, Inc.	80,000	9,412,000
McKesson Corp.	434,554	83,373,530
MEDNAX, Inc. (a)	331,000	19,588,580
		246,586,122
Health Care Technology - 0.3%
Cerner Corp. (a)	617,800	34,102,560
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	835,900	46,885,631
Thermo Fisher Scientific, Inc.	549,100	66,715,650
		113,601,281
Pharmaceuticals - 3.6%
AbbVie, Inc.	1,395,400	73,035,236
Actavis PLC (a)	413,842	88,669,787
Allergan, Inc.	85,000	14,098,100
Bristol-Myers Squibb Co.	1,412,700	71,510,874
Merck & Co., Inc.	1,068,046	60,600,930
Pfizer, Inc.	1,820,809	52,257,218
Salix Pharmaceuticals Ltd. (a)	158,100	20,854,971
		381,027,116
TOTAL HEALTH CARE		1,373,531,185
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	712,105	65,392,602
The Boeing Co.	657,600	79,227,648
United Technologies Corp.	896,948	94,314,082
		238,934,332
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.6%
FedEx Corp.	439,300	$ 64,524,384
Airlines - 0.3%
American Airlines Group, Inc.	859,300	33,383,805
Building Products - 0.3%
A.O. Smith Corp.	532,100	24,849,070
Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc. (a)	68,100	3,460,161
Electrical Equipment - 0.7%
Hubbell, Inc. Class B	300,000	35,082,000
Rockwell Automation, Inc.	356,600	39,817,956
		74,899,956
Industrial Conglomerates - 0.8%
Danaher Corp.	1,108,296	81,880,908
Machinery - 3.0%
Caterpillar, Inc.	728,800	73,426,600
Cummins, Inc.	365,282	50,916,658
Deere & Co.	52,600	4,476,786
Manitowoc Co., Inc.	1,569,800	41,693,888
Pall Corp.	493,527	38,233,537
Parker Hannifin Corp.	313,300	36,013,835
Valmont Industries, Inc. (d)	300,094	43,702,689
Wabtec Corp.	341,600	27,560,288
		316,024,281
Professional Services - 1.3%
Nielsen Holdings B.V.	872,500	40,230,975
Towers Watson & Co.	479,448	48,913,285
Verisk Analytics, Inc. (a)	748,100	44,915,924
		134,060,184
Road & Rail - 1.3%
J.B. Hunt Transport Services, Inc.	837,650	64,716,839
Union Pacific Corp.	708,300	69,632,973
		134,349,812
TOTAL INDUSTRIALS		1,106,366,893
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 1.7%
Cisco Systems, Inc.	2,783,800	70,235,274
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc.	1,140,800	$ 26,854,432
Polycom, Inc. (a)	639,100	8,193,262
QUALCOMM, Inc.	1,027,600	75,734,120
		181,017,088
Electronic Equipment & Components - 0.2%
Arrow Electronics, Inc. (a)	363,505	21,065,115
Internet Software & Services - 3.9%
Facebook, Inc. Class A (a)	722,100	52,460,565
Google, Inc.:
Class A (a)	204,200	118,344,110
Class C (a)	311,900	178,282,040
Rackspace Hosting, Inc. (a)	59,829	1,812,220
Twitter, Inc.	381,800	17,253,542
Yahoo!, Inc. (a)	1,188,100	42,545,861
		410,698,338
IT Services - 2.2%
Cognizant Technology Solutions Corp. Class A (a)	561,300	27,531,765
Fidelity National Information Services, Inc.	877,477	49,489,703
FleetCor Technologies, Inc. (a)	99,300	13,186,047
Global Payments, Inc.	165,600	11,471,112
Total System Services, Inc.	566,700	18,134,400
Visa, Inc. Class A	495,200	104,492,152
		224,305,179
Semiconductors & Semiconductor Equipment - 1.0%
Altera Corp.	644,900	21,101,128
Freescale Semiconductor, Inc. (a)(d)	961,900	19,257,238
Micron Technology, Inc. (a)	1,485,000	45,366,750
NVIDIA Corp.	1,069,800	18,721,500
		104,446,616
Software - 5.0%
Activision Blizzard, Inc.	1,056,500	23,644,470
Adobe Systems, Inc. (a)	989,500	68,384,345
Autodesk, Inc. (a)	613,400	32,724,890
Concur Technologies, Inc. (a)	341,600	31,755,136
Electronic Arts, Inc. (a)	31,538	1,059,677
Intuit, Inc.	191,300	15,680,861
Microsoft Corp.	4,315,600	186,261,296
NetSuite, Inc. (a)	98,200	8,279,242
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	2,190,000	$ 88,454,100
salesforce.com, Inc. (a)	1,178,266	63,920,931
		520,164,948
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	3,633,642	347,267,168
Hewlett-Packard Co.	2,784,800	99,166,728
		446,433,896
TOTAL INFORMATION TECHNOLOGY		1,908,131,180
MATERIALS - 3.7%
Chemicals - 2.8%
Airgas, Inc.	219,800	23,501,016
Cabot Corp.	362,624	18,997,871
Eastman Chemical Co.	398,703	31,409,822
FMC Corp.	458,500	29,903,370
LyondellBasell Industries NV Class A	436,879	46,418,394
Monsanto Co.	445,300	50,358,977
Sigma Aldrich Corp.	265,500	26,661,510
The Mosaic Co.	652,300	30,077,553
W.R. Grace & Co. (a)	314,100	28,583,100
		285,911,613
Construction Materials - 0.2%
Vulcan Materials Co.	384,200	24,254,546
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	298,430	29,672,895
Metals & Mining - 0.4%
Carpenter Technology Corp.	228,700	12,381,818
Freeport-McMoRan Copper & Gold, Inc.	824,700	30,695,334
		43,077,152
TOTAL MATERIALS		382,916,206
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	348,000	12,385,320
CenturyLink, Inc.	123,600	4,850,064
Level 3 Communications, Inc. (a)	146,300	6,434,274
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
TW Telecom, Inc. (a)	129,900	$ 5,292,126
Verizon Communications, Inc.	2,793,393	140,842,875
		169,804,659
Wireless Telecommunication Services - 0.5%
SBA Communications Corp. Class A (a)	156,800	16,766,624
Sprint Corp. (a)	1,004,500	7,383,075
T-Mobile U.S., Inc. (a)	583,363	19,215,977
Telephone & Data Systems, Inc.	225,508	5,637,700
		49,003,376
TOTAL TELECOMMUNICATION SERVICES		218,808,035
UTILITIES - 2.8%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	319,972	16,635,344
Edison International	397,873	21,803,440
Exelon Corp.	692,100	21,510,468
FirstEnergy Corp.	93,200	2,908,772
NextEra Energy, Inc.	511,900	48,062,291
OGE Energy Corp.	272,385	9,792,241
PPL Corp.	646,600	21,331,334
		142,043,890
Independent Power and Renewable Electricity Producers - 0.0%
Terraform Power, Inc. (a)	53,100	1,632,825
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc.	908,118	28,115,333
The AES Corp.	524,064	7,656,575
		35,771,908
Multi-Utilities - 1.1%
CenterPoint Energy, Inc.	381,794	9,285,230
Dominion Resources, Inc.	392,700	26,562,228
NiSource, Inc.	454,236	17,115,612
PG&E Corp.	308,567	13,783,688
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Public Service Enterprise Group, Inc.	45,200	$ 1,589,684
Sempra Energy	440,044	43,876,787
		112,213,229
TOTAL UTILITIES		291,661,852
TOTAL COMMON STOCKS (Cost $7,854,575,511)		10,190,970,477
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 8/21/14 to 9/18/14 (e) (Cost $9,709,813)	$ 9,710,000	9,709,834
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	203,771,055	203,771,055
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	27,388,775	27,388,775
TOTAL MONEY MARKET FUNDS (Cost $231,159,830)		231,159,830
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,095,445,154)		10,431,840,141
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,337,596)
NET ASSETS - 100%		$ 10,429,502,545
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
671 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2014	$ 64,577,040	$ (533,357)

The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,254,925.
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,681,918 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Legend Pictures LLC	9/23/10	$ 2,779,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 110,221
Fidelity Securities Lending Cash Central Fund	74,794
Total	$ 185,015
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,280,332,705	$ 1,273,650,787	$ -	$ 6,681,918
Consumer Staples	865,893,896	865,893,896	-	-
Energy	1,024,508,602	1,024,508,602	-	-
Financials	1,738,819,923	1,738,819,923	-	-
Health Care	1,373,531,185	1,373,531,185	-	-
Industrials	1,106,366,893	1,106,366,893	-	-
Information Technology	1,908,131,180	1,908,131,180	-	-
Materials	382,916,206	382,916,206	-	-
Telecommunication Services	218,808,035	218,808,035	-	-
Utilities	291,661,852	291,661,852	-	-
U.S. Government and Government Agency Obligations	9,709,834	-	9,709,834	-
Money Market Funds	231,159,830	231,159,830	-	-
Total Investments in Securities:	$ 10,431,840,141	$ 10,415,448,389	$ 9,709,834	$ 6,681,918
Derivative Instruments:
Liabilities
Futures Contracts	$ (533,357)	$ (533,357)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (533,357)
Total Value of Derivatives	$ -	$ (533,357)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series All-Sector Equity Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $26,333,090) - See accompanying schedule: Unaffiliated issuers (cost $7,864,285,324)	$ 10,200,680,311
Fidelity Central Funds (cost $231,159,830)	231,159,830
Total Investments (cost $8,095,445,154)		$ 10,431,840,141
Cash		55,079
Receivable for investments sold		144,279,129
Receivable for fund shares sold		923,663
Dividends receivable		8,019,345
Distributions receivable from Fidelity Central Funds		23,000
Other receivables		204,930
Total assets		10,585,345,287

Liabilities
Payable for investments purchased	$ 113,408,451
Payable for fund shares redeemed	8,987,943
Accrued management fee	3,782,990
Payable for daily variation margin for derivative instruments	1,352,065
Other affiliated payables	848,690
Other payables and accrued expenses	73,828
Collateral on securities loaned, at value	27,388,775
Total liabilities		155,842,742

Net Assets		$ 10,429,502,545
Net Assets consist of:
Paid in capital		$ 7,464,020,050
Undistributed net investment income		52,007,474
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		577,656,075
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,335,818,946
Net Assets		$ 10,429,502,545

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series All-Sector Equity Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2014 (Unaudited)

Series All-Sector Equity: Net Asset Value, offering price and redemption price per share ($5,124,769,186 ÷ 353,566,231 shares)	$ 14.49

Class F: Net Asset Value, offering price and redemption price per share ($5,304,733,359 ÷ 365,963,729 shares)	$ 14.50

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2014 (Unaudited)

Investment Income
Dividends		$ 80,383,323
Interest		1,355
Income from Fidelity Central Funds		185,015
Total income		80,569,693

Expenses
Management fee Basic fee	$ 29,008,923
Performance adjustment	(5,586,735)
Transfer agent fees	4,463,259
Accounting and security lending fees	655,611
Custodian fees and expenses	89,550
Independent trustees' compensation	20,842
Audit	36,950
Legal	16,230
Miscellaneous	44,532
Total expenses before reductions	28,749,162
Expense reductions	(62,232)	28,686,930
Net investment income (loss)		51,882,763
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	585,911,137
Foreign currency transactions	(1,822)
Futures contracts	8,012,046
Total net realized gain (loss)		593,921,361
Change in net unrealized appreciation (depreciation) on: Investment securities	139,741,303
Assets and liabilities in foreign currencies	5,536
Futures contracts	(407,902)
Total change in net unrealized appreciation (depreciation)		139,338,937
Net gain (loss)		733,260,298
Net increase (decrease) in net assets resulting from operations		$ 785,143,061

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series All-Sector Equity Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2014 (Unaudited)	Year ended January 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 51,882,763	$ 102,467,948
Net realized gain (loss)	593,921,361	1,307,566,624
Change in net unrealized appreciation (depreciation)	139,338,937	871,989,485
Net increase (decrease) in net assets resulting from operations	785,143,061	2,282,024,057
Distributions to shareholders from net investment income	(2,199,517)	(106,039,462)
Distributions to shareholders from net realized gain	(329,271,969)	(1,086,007,967)
Total distributions	(331,471,486)	(1,192,047,429)
Share transactions - net increase (decrease)	(306,216,910)	(590,388,512)
Total increase (decrease) in net assets	147,454,665	499,588,116

Net Assets
Beginning of period	10,282,047,880	9,782,459,764
End of period (including undistributed net investment income of $52,007,474 and undistributed net investment income of $2,324,228, respectively)	$ 10,429,502,545	$ 10,282,047,880

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series All-Sector Equity

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.89	$ 12.57	$ 11.82	$ 12.98	$ 11.32	$ 8.48
Income from Investment Operations
Net investment income (loss) D	.06	.12	.16	.10	.09	.09
Net realized and unrealized gain (loss)	.99	2.86	1.72	(.15)	2.63	3.18
Total from investment operations	1.05	2.98	1.88	(.05)	2.72	3.27
Distributions from net investment income	-H	(.14)	(.21)	(.10)	(.08)	(.08)
Distributions from net realized gain	(.45)	(1.52)	(.92)	(1.01)	(.98)	(.35)
Total distributions	(.45)	(1.66)	(1.13)	(1.11)	(1.06)	(.43)
Net asset value, end of period	$ 14.49	$ 13.89	$ 12.57	$ 11.82	$ 12.98	$ 11.32
Total ReturnB, C	7.69%	24.13%	16.32%	(.12)%	24.87%	38.51%
Ratios to Average Net Assets E, G
Expenses before reductions	.63%A	.65%	.73%	.89%	.91%	.90%
Expenses net of fee waivers, if any	.63%A	.65%	.73%	.89%	.91%	.90%
Expenses net of all reductions	.63%A	.65%	.71%	.87%	.89%	.88%
Net investment income (loss)	.90% A	.89%	1.25%	.81%	.79%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,124,769	$ 5,164,386	$ 5,293,761	$ 7,338,658	$ 8,937,188	$ 7,142,899
Portfolio turnover rateF	66% A	72%	124%	135%	117%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class F

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.88	$ 12.56	$ 11.82	$ 12.98	$ 11.32	$ 9.84
Income from Investment Operations
Net investment income (loss) D	.08	.15	.18	.12	.12	.04
Net realized and unrealized gain (loss)	.99	2.86	1.72	(.14)	2.63	1.89
Total from investment operations	1.07	3.01	1.90	(.02)	2.75	1.93
Distributions from net investment income	-I	(.17)	(.24)	(.13)	(.11)	(.10)
Distributions from net realized gain	(.45)	(1.52)	(.92)	(1.01)	(.98)	(.35)
Total distributions	(.45)	(1.69)	(1.16)	(1.14)	(1.09)	(.45)
Net asset value, end of period	$ 14.50	$ 13.88	$ 12.56	$ 11.82	$ 12.98	$ 11.32
Total ReturnB, C	7.86%	24.37%	16.54%	.10%	25.12%	19.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.46%A	.47%	.53%	.68%	.69%	.63%A
Expenses net of fee waivers, if any	.46%A	.47%	.53%	.68%	.69%	.63%A
Expenses net of all reductions	.46%A	.47%	.51%	.67%	.67%	.61%A
Net investment income (loss)	1.07%A	1.07%	1.44%	1.01%	1.01%	.62%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,304,733	$ 5,117,662	$ 4,488,699	$ 4,269,110	$ 2,364,419	$ 400,571
Portfolio turnover rateF	66% A	72%	124%	135%	117%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to January 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Series Equity-Income Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.7	4.1
JPMorgan Chase & Co.	4.2	4.2
Wells Fargo & Co.	3.2	2.9
General Electric Co.	3.0	3.1
Cisco Systems, Inc.	3.0	2.7
Exxon Mobil Corp.	2.9	3.9
MetLife, Inc.	2.8	3.1
Verizon Communications, Inc.	2.5	1.8
Johnson & Johnson	2.4	2.3
Procter & Gamble Co.	2.4	2.5
	31.1
Top Five Market Sectors as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.2	22.7
Energy	15.9	14.7
Information Technology	12.8	12.0
Consumer Staples	11.0	11.7
Industrials	8.5	9.0
Asset Allocation (% of fund's net assets)
As of July 31, 2014 *		As of January 31, 2014 **
Stocks 97.4%		Stocks 96.8%
Short-Term Investments and Net Other Assets (Liabilities) 2.6%		Short-Term Investments and Net Other Assets (Liabilities) 3.2%
* Foreign investments	2.8%	** Foreign investments	3.6%
* Written Options	0.0%	** Written Options	(0.1)%

Semiannual Report

Fidelity Series Equity-Income Fund

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.2%
Gentex Corp.	1,098,835	$ 31,756,332
Hotels, Restaurants & Leisure - 2.3%
Darden Restaurants, Inc. (d)	1,269,258	59,337,812
McDonald's Corp.	1,402,169	132,589,101
Texas Roadhouse, Inc. Class A	668,972	16,644,023
Yum! Brands, Inc.	998,429	69,290,973
		277,861,909
Media - 2.0%
Comcast Corp. Class A	3,606,003	193,750,541
Sinclair Broadcast Group, Inc. Class A	1,421,936	45,942,752
		239,693,293
Multiline Retail - 2.7%
Kohl's Corp.	2,070,935	110,877,860
Target Corp.	3,500,447	208,591,637
		319,469,497
Specialty Retail - 1.0%
Abercrombie & Fitch Co. Class A	515,273	20,270,840
Foot Locker, Inc.	1,004,900	47,762,897
PetSmart, Inc. (d)	327,800	22,336,292
Staples, Inc.	2,253,300	26,115,747
		116,485,776
TOTAL CONSUMER DISCRETIONARY		985,266,807
CONSUMER STAPLES - 11.0%
Beverages - 1.9%
Molson Coors Brewing Co. Class B	957,200	64,639,716
The Coca-Cola Co.	4,077,407	160,201,321
		224,841,037
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	1,055,843	80,624,171
Wal-Mart Stores, Inc.	702,100	51,660,518
Walgreen Co.	1,221,935	84,032,470
		216,317,159
Food Products - 1.1%
B&G Foods, Inc. Class A	341,779	9,593,737
Kellogg Co.	1,985,297	118,780,320
		128,374,057
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.4%
Procter & Gamble Co.	3,725,900	$ 288,086,588
Tobacco - 3.8%
Altria Group, Inc. (e)	3,764,080	152,821,648
Lorillard, Inc.	2,551,324	154,304,076
Philip Morris International, Inc.	1,173,133	96,208,637
Reynolds American, Inc.	887,400	49,561,290
		452,895,651
TOTAL CONSUMER STAPLES		1,310,514,492
ENERGY - 15.9%
Energy Equipment & Services - 1.6%
Ensco PLC Class A	902,956	45,734,721
National Oilwell Varco, Inc.	842,065	68,240,948
Noble Corp.	1,446,663	45,381,818
Schlumberger Ltd.	247,900	26,869,881
		186,227,368
Oil, Gas & Consumable Fuels - 14.3%
Access Midstream Partners LP	341,257	20,550,497
Anadarko Petroleum Corp.	629,991	67,314,538
Apache Corp.	1,318,941	135,402,483
Chevron Corp.	4,313,403	557,464,196
CONSOL Energy, Inc.	1,202,001	46,661,679
EV Energy Partners LP	1,014,063	37,175,550
Exxon Mobil Corp.	3,507,397	347,021,859
Foresight Energy LP	427,200	8,240,688
Hess Corp.	592,400	58,635,752
Holly Energy Partners LP	572,100	19,285,491
HollyFrontier Corp.	127,906	6,012,861
Imperial Oil Ltd.	137,300	7,045,385
Legacy Reserves LP	387,700	11,324,717
Markwest Energy Partners LP	1,080,237	75,400,543
Occidental Petroleum Corp.	832,612	81,354,519
Scorpio Tankers, Inc.	422,250	3,964,928
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
The Williams Companies, Inc.	3,874,533	$ 219,414,804
Williams Partners LP	196,000	9,925,440
		1,712,195,930
TOTAL ENERGY		1,898,423,298
FINANCIALS - 25.2%
Banks - 11.7%
Bank of America Corp.	1,382,700	21,086,175
CIT Group, Inc.	202,000	9,920,220
Citigroup, Inc.	1,738,647	85,037,225
Comerica, Inc.	925,200	46,500,552
FirstMerit Corp.	830,288	14,613,069
JPMorgan Chase & Co.	8,778,630	506,263,592
M&T Bank Corp.	1,412,400	171,606,600
PNC Financial Services Group, Inc.	275,700	22,761,792
U.S. Bancorp	2,963,700	124,564,311
Valley National Bancorp (d)	1,116,300	10,694,154
Wells Fargo & Co.	7,557,300	384,666,570
		1,397,714,260
Capital Markets - 5.0%
Apollo Global Management LLC Class A	814,691	21,393,786
Apollo Investment Corp.	6,012,745	51,048,205
Ares Capital Corp.	1,640,319	27,409,730
Ares Management LP	568,600	11,047,898
BlackRock, Inc. Class A (e)	115,102	35,075,032
Carlyle Group LP	450,600	15,041,028
Charles Schwab Corp.	1,050,488	29,151,042
Greenhill & Co., Inc.	152,100	6,961,617
Invesco Ltd.	701,400	26,393,682
KKR & Co. LP	5,450,920	124,935,086
Morgan Stanley	2,935,000	94,917,900
State Street Corp.	781,400	55,041,816
The Blackstone Group LP	3,041,939	99,410,567
		597,827,389
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. Class B (a)	474,675	$ 59,538,485
TPG Specialty Lending, Inc.	596,900	11,561,953
		71,100,438
Insurance - 5.5%
ACE Ltd.	1,011,018	101,202,902
Allied World Assurance Co. Holdings Ltd.	246,900	8,890,869
MetLife, Inc.	6,292,311	330,975,559
Prudential Financial, Inc. (e)	1,054,809	91,736,739
The Chubb Corp.	821,200	71,206,252
The Travelers Companies, Inc.	691,489	61,929,755
		665,942,076
Real Estate Investment Trusts - 2.3%
American Capital Agency Corp.	2,594,625	59,987,730
Annaly Capital Management, Inc.	5,200,504	57,725,594
CBL & Associates Properties, Inc.	1,396,500	26,114,550
Coresite Realty Corp.	305,455	9,976,160
First Potomac Realty Trust	1,842,775	24,306,202
Home Properties, Inc.	635,776	41,827,703
Piedmont Office Realty Trust, Inc. Class A	760,237	14,786,610
Retail Properties America, Inc.	701,850	10,562,843
Two Harbors Investment Corp.	2,018,469	20,648,938
Ventas, Inc.	154,100	9,785,350
		275,721,680
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	818,392	10,360,843
TOTAL FINANCIALS		3,018,666,686
HEALTH CARE - 7.1%
Biotechnology - 0.2%
Amgen, Inc.	155,277	19,780,737
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	864,876	64,597,588
Covidien PLC	310,900	26,895,959
DENTSPLY International, Inc.	400,000	18,568,000
Meridian Bioscience, Inc.	611,100	12,044,781
St. Jude Medical, Inc.	155,115	10,111,947
		132,218,275
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.0%
Aetna, Inc.	103,514	$ 8,025,440
Quest Diagnostics, Inc.	645,416	39,434,918
UnitedHealth Group, Inc.	930,763	75,438,341
WellPoint, Inc.	32	3,514
		122,902,213
Pharmaceuticals - 4.8%
AbbVie, Inc.	205,231	10,741,791
Johnson & Johnson	2,926,800	292,943,412
Merck & Co., Inc.	2,649,198	150,315,495
Pfizer, Inc.	4,241,177	121,721,780
		575,722,478
TOTAL HEALTH CARE		850,623,703
INDUSTRIALS - 8.5%
Aerospace & Defense - 0.5%
United Technologies Corp.	593,100	62,364,465
Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc.	738,517	49,820,357
United Parcel Service, Inc. Class B	2,052,500	199,277,225
		249,097,582
Commercial Services & Supplies - 1.2%
KAR Auction Services, Inc.	1,195,200	35,031,312
Republic Services, Inc.	2,923,407	110,884,828
		145,916,140
Electrical Equipment - 0.3%
Eaton Corp. PLC	246,200	16,721,904
Emerson Electric Co.	384,540	24,475,971
		41,197,875
Industrial Conglomerates - 3.0%
General Electric Co.	14,341,677	360,693,177
Machinery - 0.4%
Cummins, Inc.	144,300	20,113,977
Stanley Black & Decker, Inc.	376,133	32,892,831
		53,006,808
Professional Services - 0.1%
Acacia Research Corp.	627,894	10,711,872
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.7%
CSX Corp.	1,949,800	$ 58,338,016
Union Pacific Corp.	194,900	19,160,619
		77,498,635
Trading Companies & Distributors - 0.2%
Now, Inc.	203,516	6,551,180
Watsco, Inc.	134,009	12,003,186
		18,554,366
TOTAL INDUSTRIALS		1,019,040,920
INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 3.4%
Cisco Systems, Inc.	14,285,949	360,434,493
QUALCOMM, Inc.	650,980	47,977,226
		408,411,719
Electronic Equipment & Components - 0.2%
TE Connectivity Ltd.	410,708	25,418,718
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	1,414,200	50,642,502
IT Services - 3.8%
Accenture PLC Class A	13,200	1,046,496
IBM Corp.	1,401,245	268,576,629
Paychex, Inc.	3,733,638	153,116,494
Xerox Corp.	2,060,701	27,324,895
		450,064,514
Semiconductors & Semiconductor Equipment - 2.3%
Applied Materials, Inc.	5,813,571	121,852,448
Broadcom Corp. Class A	4,163,472	159,294,439
		281,146,887
Software - 1.9%
CA Technologies, Inc.	1,857,768	53,652,340
Microsoft Corp.	3,960,100	170,917,916
		224,570,256
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	726,249	$ 69,407,617
EMC Corp.	714,800	20,943,640
		90,351,257
TOTAL INFORMATION TECHNOLOGY		1,530,605,853
MATERIALS - 1.0%
Chemicals - 0.2%
Potash Corp. of Saskatchewan, Inc.	342,900	12,173,760
Tronox Ltd. Class A	541,100	14,360,794
Westlake Chem Partners LP (a)	22,700	688,945
		27,223,499
Metals & Mining - 0.8%
Commercial Metals Co.	1,347,361	23,228,504
Freeport-McMoRan Copper & Gold, Inc.	1,907,066	70,980,997
		94,209,501
TOTAL MATERIALS		121,433,000
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	4,076,808	145,093,597
Verizon Communications, Inc.	5,821,739	293,532,080
		438,625,677
UTILITIES - 4.0%
Electric Utilities - 4.0%
American Electric Power Co., Inc.	1,560,901	81,151,243
Duke Energy Corp.	747,660	53,928,716
Exelon Corp.	1,037,300	32,239,284
Hawaiian Electric Industries, Inc. (d)	1,177,802	27,819,683
Pinnacle West Capital Corp.	208,300	11,141,967
PPL Corp.	2,877,820	94,939,282
Southern Co.	3,099,938	134,196,316
Xcel Energy, Inc.	1,232,747	37,968,608
		473,385,099
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP	57,200	$ 1,947,088
TOTAL UTILITIES		475,332,187
TOTAL COMMON STOCKS (Cost $10,217,761,576)		11,648,532,623
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.11% (b)	334,950,932	334,950,932
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	43,077,900	43,077,900
TOTAL MONEY MARKET FUNDS (Cost $378,028,832)		378,028,832
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $10,595,790,408)		12,026,561,455
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(64,833,042)
NET ASSETS - 100%		$ 11,961,728,413
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Altria Group, Inc.	9/20/14 - $43.00	18,945	$ 1,025,091	$ (293,647)
BlackRock, Inc. Class A	10/18/14 - $320.00	946	820,542	(510,840)
Prudential Financial, Inc.	9/20/14 - $95.00	5,099	751,627	(252,401)
TOTAL WRITTEN OPTIONS	$ 2,597,260	$ (1,056,888)
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $150,090,161.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 166,116
Fidelity Securities Lending Cash Central Fund	120,729
Total	$ 286,845
Other Information

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 985,266,807	$ 985,266,807	$ -	$ -
Consumer Staples	1,310,514,492	1,310,514,492	-	-
Energy	1,898,423,298	1,898,423,298	-	-
Financials	3,018,666,686	3,018,666,686	-	-
Health Care	850,623,703	850,623,703	-	-
Industrials	1,019,040,920	1,019,040,920	-	-
Information Technology	1,530,605,853	1,530,605,853	-	-
Materials	121,433,000	121,433,000	-	-
Telecommunication Services	438,625,677	438,625,677	-	-
Utilities	475,332,187	475,332,187	-	-
Money Market Funds	378,028,832	378,028,832	-	-
Total Investments in Securities:	$ 12,026,561,455	$ 12,026,561,455	$ -	$ -
Derivative Instruments:
Liabilities
Written Options	$ (1,056,888)	$ (1,056,888)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options (a)	$ -	$ (1,056,888)
Total Value of Derivatives	$ -	$ (1,056,888)
(a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Equity-Income Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $41,476,090) - See accompanying schedule: Unaffiliated issuers (cost $10,217,761,576)	$ 11,648,532,623
Fidelity Central Funds (cost $378,028,832)	378,028,832
Total Investments (cost $10,595,790,408)		$ 12,026,561,455
Receivable for investments sold		4,470,485
Receivable for fund shares sold		1,082,908
Dividends receivable		21,589,707
Distributions receivable from Fidelity Central Funds		94,012
Other affiliated receivables		65,700
Other receivables		85,459
Total assets		12,053,949,726

Liabilities
Payable for investments purchased	$ 32,372,872
Payable for fund shares redeemed	10,229,331
Accrued management fee	4,584,492
Written options, at value (premium received $2,597,260)	1,056,888
Other affiliated payables	829,092
Other payables and accrued expenses	70,738
Collateral on securities loaned, at value	43,077,900
Total liabilities		92,221,313

Net Assets		$ 11,961,728,413
Net Assets consist of:
Paid in capital		$ 10,274,725,748
Undistributed net investment income		41,055,963
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		213,635,283
Net unrealized appreciation (depreciation) on investments		1,432,311,419
Net Assets		$ 11,961,728,413

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Equity-Income Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2014 (Unaudited)

Series Equity-Income: Net Asset Value, offering price and redemption price per share ($4,985,731,806 ÷ 389,441,448 shares)	$ 12.80

Class F: Net Asset Value, offering price and redemption price per share ($6,975,996,607 ÷ 544,699,223 shares)	$ 12.81

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended July 31, 2014 (Unaudited)

Investment Income
Dividends		$ 187,997,767
Income from Fidelity Central Funds		286,845
Total income		188,284,612

Expenses
Management fee	$ 26,673,270
Transfer agent fees	4,260,644
Accounting and security lending fees	683,367
Custodian fees and expenses	70,262
Independent trustees' compensation	23,227
Audit	33,868
Legal	16,164
Miscellaneous	45,610
Total expenses before reductions	31,806,412
Expense reductions	(139,092)	31,667,320
Net investment income (loss)		156,617,292
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	209,261,795
Foreign currency transactions	(7,144)
Written options	10,228,416
Total net realized gain (loss)		219,483,067
Change in net unrealized appreciation (depreciation) on: Investment securities	739,801,550
Written Options	926,369
Total change in net unrealized appreciation (depreciation)		740,727,919
Net gain (loss)		960,210,986
Net increase (decrease) in net assets resulting from operations		$ 1,116,828,278

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Equity-Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2014 (Unaudited)	Year ended January 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 156,617,292	$ 162,497,140
Net realized gain (loss)	219,483,067	261,560,608
Change in net unrealized appreciation (depreciation)	740,727,919	423,455,446
Net increase (decrease) in net assets resulting from operations	1,116,828,278	847,513,194
Distributions to shareholders from net investment income	(127,912,420)	(154,987,690)
Distributions to shareholders from net realized gain	(33,309,113)	(246,470,898)
Total distributions	(161,221,533)	(401,458,588)
Share transactions - net increase (decrease)	(116,267,384)	5,430,962,653
Total increase (decrease) in net assets	839,339,361	5,877,017,259

Net Assets
Beginning of period	11,122,389,052	5,245,371,793
End of period (including undistributed net investment income of $41,055,963 and undistributed net investment income of $12,351,091, respectively)	$ 11,961,728,413	$ 11,122,389,052

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Equity-Income

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.25	.03
Net realized and unrealized gain (loss)	1.01	1.50	.56
Total from investment operations	1.17	1.75	.59
Distributions from net investment income	(.13)	(.24)	(.02)
Distributions from net realized gain	(.04)	(.28)	-
Total distributions	(.17)	(.52)	(.02)
Net asset value, end of period	$ 12.80	$ 11.80	$ 10.57
Total ReturnB, C	9.90%	16.57%	5.89%
Ratios to Average Net Assets E, H
Expenses before reductions	.63%A	.65%	.68%A
Expenses net of fee waivers, if any	.63%A	.65%	.68%A
Expenses net of all reductions	.63%A	.65%	.59%A
Net investment income (loss)	2.54%A	2.17%	2.17%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,985,732	$ 4,826,469	$ 2,493,356
Portfolio turnover rateF	31% A	42%	47% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to January 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.28	.04
Net realized and unrealized gain (loss)	1.02	1.48	.55
Total from investment operations	1.19	1.76	.59
Distributions from net investment income	(.14)	(.26)	(.02)
Distributions from net realized gain	(.04)	(.28)	-
Total distributions	(.18)	(.53)I	(.02)
Net asset value, end of period	$ 12.81	$ 11.80	$ 10.57
Total ReturnB, C	10.09%	16.75%	5.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.46%A	.47%	.49%A
Expenses net of fee waivers, if any	.46%A	.47%	.49%A
Expenses net of all reductions	.46%A	.47%	.40%A
Net investment income (loss)	2.71%A	2.35%	2.35%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,975,997	$ 6,295,920	$ 2,752,016
Portfolio turnover rateF	31% A	42%	47% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to January 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.53 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.276 per share.

J Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Stock Selector Large Cap Value Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	5.3	4.8
Berkshire Hathaway, Inc. Class B	3.4	3.3
Wells Fargo & Co.	3.3	3.4
Pfizer, Inc.	2.5	0.7
General Electric Co.	2.2	3.2
Occidental Petroleum Corp.	2.1	2.5
Johnson & Johnson	2.0	1.6
Goldman Sachs Group, Inc.	2.0	2.0
U.S. Bancorp	1.8	1.9
AT&T, Inc.	1.8	1.4
	26.4
Top Five Market Sectors as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.4	26.8
Energy	13.6	14.0
Health Care	12.7	13.2
Industrials	10.0	9.3
Information Technology	9.1	8.9
Asset Allocation (% of fund's net assets)
As of July 31, 2014 *		As of January 31, 2014 **
	Stocks and Equity Futures 97.8%		Stocks and Equity Futures 96.5%
	Short-Term Investments and Net Other Assets (Liabilities) 2.2%		Short-Term Investments and Net Other Assets (Liabilities) 3.5%
* Foreign investments	8.3%	** Foreign investments	6.7%

Semiannual Report

Fidelity Series Stock Selector Large Cap Value Fund

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CONSUMER DISCRETIONARY - 6.1%
Auto Components - 1.0%
Delphi Automotive PLC	732,349	$ 48,920,913
TRW Automotive Holdings Corp. (a)	328,625	33,615,051
		82,535,964
Household Durables - 0.4%
Whirlpool Corp.	261,900	37,357,416
Media - 2.8%
CBS Corp. Class B	862,900	49,038,607
Liberty Media Corp. (a)	727,400	34,187,800
Liberty Media Corp. Class A (a)	363,700	17,112,085
Omnicom Group, Inc.	521,500	36,499,785
Time Warner, Inc.	482,600	40,065,452
Twenty-First Century Fox, Inc. Class A	1,450,040	45,937,267
		222,840,996
Multiline Retail - 1.5%
Macy's, Inc.	846,689	48,930,157
Target Corp.	1,150,509	68,558,831
		117,488,988
Specialty Retail - 0.4%
Staples, Inc.	2,708,574	31,392,373
TOTAL CONSUMER DISCRETIONARY		491,615,737
CONSUMER STAPLES - 6.7%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	656,947	44,363,631
Food & Staples Retailing - 2.2%
Wal-Mart Stores, Inc.	1,708,273	125,694,727
Walgreen Co.	787,725	54,171,848
		179,866,575
Food Products - 1.9%
Bunge Ltd.	848,699	66,911,429
Mondelez International, Inc.	681,437	24,531,732
The J.M. Smucker Co.	568,342	56,629,597
		148,072,758
Household Products - 1.3%
Procter & Gamble Co.	1,335,715	103,277,484
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.7%
Coty, Inc. Class A	3,430,575	$ 58,697,138
TOTAL CONSUMER STAPLES		534,277,586
ENERGY - 13.6%
Energy Equipment & Services - 0.9%
National Oilwell Varco, Inc.	853,596	69,175,420
Oil, Gas & Consumable Fuels - 12.7%
Anadarko Petroleum Corp.	1,016,700	108,634,395
Chevron Corp.	3,270,814	422,720,002
EOG Resources, Inc.	683,500	74,802,240
Imperial Oil Ltd.	1,287,100	66,045,990
Occidental Petroleum Corp.	1,742,718	170,280,976
Stone Energy Corp. (a)	990,400	37,684,720
Tesoro Corp.	2,256,000	138,834,240
		1,019,002,563
TOTAL ENERGY		1,088,177,983
FINANCIALS - 27.4%
Banks - 8.4%
Bank of America Corp.	2,252,300	34,347,575
CIT Group, Inc.	1,717,100	84,326,781
PNC Financial Services Group, Inc.	1,376,700	113,660,352
Popular, Inc. (a)	1,111,243	35,448,652
U.S. Bancorp	3,486,192	146,524,650
Wells Fargo & Co.	5,151,425	262,207,533
		676,515,543
Capital Markets - 4.2%
BlackRock, Inc. Class A	325,181	99,092,406
Goldman Sachs Group, Inc.	906,978	156,789,287
State Street Corp.	1,114,246	78,487,488
		334,369,181
Consumer Finance - 1.7%
Capital One Financial Corp.	1,667,614	132,642,018
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 4.3%
Berkshire Hathaway, Inc. Class B (a)	2,150,461	$ 269,732,323
The NASDAQ OMX Group, Inc.	1,739,399	73,385,244
		343,117,567
Insurance - 6.4%
ACE Ltd.	1,060,880	106,194,088
AFLAC, Inc.	1,197,300	71,526,702
Axis Capital Holdings Ltd.	1,533,065	66,151,755
MetLife, Inc.	1,727,749	90,879,597
Reinsurance Group of America, Inc.	1,006,900	80,813,794
The Travelers Companies, Inc.	1,121,200	100,414,672
		515,980,608
Real Estate Investment Trusts - 1.5%
Annaly Capital Management, Inc.	3,276,265	36,366,542
Equity Residential (SBI)	281,650	18,208,673
General Growth Properties, Inc.	1,594,556	37,264,774
The Macerich Co.	384,121	24,971,706
		116,811,695
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (a)	2,390,329	73,717,746
TOTAL FINANCIALS		2,193,154,358
HEALTH CARE - 12.7%
Biotechnology - 0.6%
Cubist Pharmaceuticals, Inc.	714,602	43,519,262
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	5,749,800	73,482,444
St. Jude Medical, Inc.	623,231	40,628,429
		114,110,873
Health Care Providers & Services - 4.7%
Express Scripts Holding Co. (a)	1,506,900	104,955,585
HCA Holdings, Inc. (a)	1,137,000	74,257,470
McKesson Corp.	281,261	53,962,735
UnitedHealth Group, Inc.	1,348,900	109,328,345
WellPoint, Inc.	287,853	31,609,138
		374,113,273
Pharmaceuticals - 6.0%
Endo Health Solutions, Inc. (a)	587,313	39,396,956
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Jazz Pharmaceuticals PLC (a)	603,595	$ 84,340,329
Johnson & Johnson	1,571,059	157,247,295
Pfizer, Inc.	7,081,998	203,253,343
		484,237,923
TOTAL HEALTH CARE		1,015,981,331
INDUSTRIALS - 10.0%
Aerospace & Defense - 2.0%
Textron, Inc.	1,281,700	46,615,429
Triumph Group, Inc.	511,700	32,416,195
United Technologies Corp.	764,000	80,334,600
		159,366,224
Air Freight & Logistics - 1.4%
FedEx Corp.	777,137	114,145,883
Airlines - 0.4%
JetBlue Airways Corp. (a)(d)	2,533,900	27,163,408
Construction & Engineering - 2.5%
AECOM Technology Corp. (a)	2,234,003	75,844,402
URS Corp.	2,175,029	124,563,911
		200,408,313
Industrial Conglomerates - 2.2%
General Electric Co.	7,103,256	178,646,888
Machinery - 0.6%
Caterpillar, Inc.	271,807	27,384,555
Deere & Co.	239,400	20,375,334
		47,759,889
Road & Rail - 0.9%
CSX Corp.	2,449,124	73,277,790
TOTAL INDUSTRIALS		800,768,395
INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 1.5%
Cisco Systems, Inc.	4,906,635	123,794,401
Electronic Equipment & Components - 0.4%
Jabil Circuit, Inc.	1,683,679	33,606,233
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.1%
Google, Inc. Class A (a)	44,300	$ 25,674,065
Yahoo!, Inc. (a)	1,772,125	63,459,796
		89,133,861
IT Services - 0.5%
Total System Services, Inc.	1,220,425	39,053,600
Semiconductors & Semiconductor Equipment - 2.1%
Broadcom Corp. Class A	3,325,951	127,250,885
Samsung Electronics Co. Ltd.	30,182	39,056,280
		166,307,165
Software - 2.1%
Microsoft Corp.	2,698,700	116,475,892
Symantec Corp.	2,255,805	53,372,346
		169,848,238
Technology Hardware, Storage & Peripherals - 1.4%
EMC Corp.	3,740,097	109,584,842
TOTAL INFORMATION TECHNOLOGY		731,328,340
MATERIALS - 3.3%
Chemicals - 2.6%
Agrium, Inc.	403,900	36,820,892
Axiall Corp.	719,406	30,812,159
Eastman Chemical Co.	671,200	52,877,136
LyondellBasell Industries NV Class A	435,149	46,234,581
Methanex Corp.	670,000	43,603,614
		210,348,382
Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc.	1,451,912	54,040,165
TOTAL MATERIALS		264,388,547
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	4,007,765	142,636,356
CenturyLink, Inc.	710,297	27,872,054
		170,508,410
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	461,900	$ 15,214,986
TOTAL TELECOMMUNICATION SERVICES		185,723,396
UTILITIES - 5.5%
Electric Utilities - 2.9%
Edison International	877,600	48,092,480
Exelon Corp.	1,251,400	38,893,512
ITC Holdings Corp.	1,047,790	37,825,219
NextEra Energy, Inc.	690,100	64,793,489
PPL Corp.	1,336,300	44,084,537
		233,689,237
Gas Utilities - 0.8%
Atmos Energy Corp.	670,531	32,400,058
National Fuel Gas Co.	497,600	34,289,616
		66,689,674
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. (a)	753,700	20,010,735
Multi-Utilities - 1.6%
CMS Energy Corp.	1,372,300	39,700,639
NiSource, Inc.	938,200	35,351,376
Sempra Energy	498,568	49,712,215
		124,764,230
TOTAL UTILITIES		445,153,876
TOTAL COMMON STOCKS (Cost $6,564,986,826)		7,750,569,549
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 8/14/14 to 9/25/14 (e) (Cost $2,969,917)	$ 2,970,000	2,969,963
Money Market Funds - 3.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	265,819,407	$ 265,819,407
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	10,063,650	10,063,650
TOTAL MONEY MARKET FUNDS (Cost $275,883,057)		275,883,057
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $6,843,839,800)		8,029,422,569
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(16,319,952)
NET ASSETS - 100%		$ 8,013,102,617
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
897 ICE Russell 1000 Value Index Contracts (United States)	Sept. 2014	$ 87,206,340	$ (754,842)

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,324,982.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 142,919
Fidelity Securities Lending Cash Central Fund	119,968
Total	$ 262,887
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 491,615,737	$ 491,615,737	$ -	$ -
Consumer Staples	534,277,586	534,277,586	-	-
Energy	1,088,177,983	1,088,177,983	-	-
Financials	2,193,154,358	2,193,154,358	-	-
Health Care	1,015,981,331	1,015,981,331	-	-
Industrials	800,768,395	800,768,395	-	-
Information Technology	731,328,340	692,272,060	39,056,280	-
Materials	264,388,547	264,388,547	-	-
Telecommunication Services	185,723,396	185,723,396	-	-
Utilities	445,153,876	445,153,876	-	-
U.S. Government and Government Agency Obligations	2,969,963	-	2,969,963	-
Money Market Funds	275,883,057	275,883,057	-	-
Total Investments in Securities:	$ 8,029,422,569	$ 7,987,396,326	$ 42,026,243	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (754,842)	$ (754,842)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (754,842)
Total Value of Derivatives	$ -	$ (754,842)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Stock Selector Large Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,381,072) - See accompanying schedule: Unaffiliated issuers (cost $6,567,956,743)	$ 7,753,539,512
Fidelity Central Funds (cost $275,883,057)	275,883,057
Total Investments (cost $6,843,839,800)		$ 8,029,422,569
Cash		576,598
Receivable for investments sold		21,075,223
Receivable for fund shares sold		721,647
Dividends receivable		7,307,213
Distributions receivable from Fidelity Central Funds		32,779
Other receivables		43,407
Total assets		8,059,179,436

Liabilities
Payable for investments purchased	$ 23,271,435
Payable for fund shares redeemed	6,818,368
Accrued management fee	3,576,277
Payable for daily variation margin for derivative instruments	1,713,270
Other affiliated payables	576,726
Other payables and accrued expenses	57,093
Collateral on securities loaned, at value	10,063,650
Total liabilities		46,076,819

Net Assets		$ 8,013,102,617
Net Assets consist of:
Paid in capital		$ 6,449,959,759
Undistributed net investment income		54,823,375
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		323,491,866
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,184,827,617
Net Assets		$ 8,013,102,617

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Stock Selector Large Cap Value Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2014 (Unaudited)

Series Stock Selector Large Cap Value: Net Asset Value, offering price and redemption price per share ($3,341,316,074 ÷ 256,335,782 shares)	$ 13.03

Class F: Net Asset Value, offering price and redemption price per share ($4,671,786,543 ÷ 357,984,590 shares)	$ 13.05

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended July 31, 2014 (Unaudited)

Investment Income
Dividends		$ 78,624,891
Interest		550
Income from Fidelity Central Funds		262,887
Total income		78,888,328

Expenses
Management fee Basic fee	$ 21,703,161
Performance adjustment	(1,138,812)
Transfer agent fees	2,849,913
Accounting and security lending fees	604,509
Custodian fees and expenses	55,245
Independent trustees' compensation	15,411
Audit	28,357
Legal	10,762
Miscellaneous	40,046
Total expenses before reductions	24,168,592
Expense reductions	(81,923)	24,086,669
Net investment income (loss)		54,801,659
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	316,916,476
Foreign currency transactions	(26,875)
Futures contracts	9,517,990
Total net realized gain (loss)		326,407,591
Change in net unrealized appreciation (depreciation) on: Investment securities	377,274,712
Assets and liabilities in foreign currencies	(310)
Futures contracts	(602,950)
Total change in net unrealized appreciation (depreciation)		376,671,452
Net gain (loss)		703,079,043
Net increase (decrease) in net assets resulting from operations		$ 757,880,702

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Stock Selector Large Cap Value Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2014 (Unaudited)	Year ended January 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 54,801,659	$ 79,723,019
Net realized gain (loss)	326,407,591	423,817,789
Change in net unrealized appreciation (depreciation)	376,671,452	478,116,733
Net increase (decrease) in net assets resulting from operations	757,880,702	981,657,541
Distributions to shareholders from net investment income	-	(82,501,751)
Distributions to shareholders from net realized gain	(84,128,314)	(362,044,361)
Total distributions	(84,128,314)	(444,546,112)
Share transactions - net increase (decrease)	(45,895,525)	1,545,098,314
Total increase (decrease) in net assets	627,856,863	2,082,209,743

Net Assets
Beginning of period	7,385,245,754	5,303,036,011
End of period (including undistributed net investment income of $54,823,375 and undistributed net investment income of $21,716, respectively)	$ 8,013,102,617	$ 7,385,245,754

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Stock Selector Large Cap Value

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 10.71	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.15	.02
Net realized and unrealized gain (loss)	1.12	1.87	.71
Total from investment operations	1.20	2.02	.73
Distributions from net investment income	-	(.13)	(.02)
Distributions from net realized gain	(.13)	(.64)	-
Total distributions	(.13)	(.77)	(.02)
Net asset value, end of period	$ 13.03	$ 11.96	$ 10.71
Total ReturnB, C	10.14%	18.81%	7.27%
Ratios to Average Net Assets E, H
Expenses before reductions	.71%A	.75%	.78%A
Expenses net of fee waivers, if any	.71%A	.75%	.78%A
Expenses net of all reductions	.71%A	.75%	.70%A
Net investment income (loss)	1.29%A	1.23%	1.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,341,316	$ 3,208,521	$ 2,520,689
Portfolio turnover rateF	66% A	66%	44% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to January 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.97	$ 10.71	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.17	.02
Net realized and unrealized gain (loss)	1.13	1.88	.71
Total from investment operations	1.22	2.05	.73
Distributions from net investment income	-	(.15)	(.02)
Distributions from net realized gain	(.14)	(.64)	-
Total distributions	(.14)	(.79)	(.02)
Net asset value, end of period	$ 13.05	$ 11.97	$ 10.71
Total ReturnB, C	10.23%	19.09%	7.28%
Ratios to Average Net Assets E, H
Expenses before reductions	.54%A	.57%	.59%A
Expenses net of fee waivers, if any	.54%A	.57%	.59%A
Expenses net of all reductions	.54%A	.57%	.51%A
Net investment income (loss)	1.46%A	1.41%	1.58%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,671,787	$ 4,176,725	$ 2,782,347
Portfolio turnover rateF	66% A	66%	44% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to January 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2014 (Unaudited)

1. Organization.

Fidelity® Series All-Sector Equity Fund, Fidelity Series Equity-Income Fund and Fidelity Series Stock Selector Large Cap Value Fund (the Funds) are funds of Fidelity Devonshire Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. Fidelity Series All-Sector Equity Fund offers Series All-Sector Equity shares and Class F shares. Fidelity Series Equity-Income Fund offers Series Equity-Income shares and Class F shares. Fidelity Series Stock Selector Large Cap Value Fund offers Fidelity Series Stock Selector Large Cap Value Fund shares and Class F shares. All classes have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Funds invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2014, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships, equity-debt classifications, redemptions in kind and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Series All-Sector Equity Fund	$ 8,107,849,575	$ 2,421,250,661	$ (97,260,095)	$ 2,323,990,566
Fidelity Series Equity-Income Fund	10,601,018,972	1,565,101,972	(139,559,489)	1,425,542,483
Fidelity Series Stock Selector Large Cap Value Fund	6,847,682,030	1,254,790,113	(73,049,574)	1,181,740,539

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts and exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Primary Risk Exposure / Derivative Type
Fidelity Series All-Sector Equity Fund
Equity Risk
Futures Contracts (a)	$ 8,012,046	$ (407,902)
Fidelity Series Equity-Income Fund
Equity Risk
Written Options (a)	$ 10,228,416	$ 926,369
Fidelity Series Stock Selector Large Cap Value Fund
Equity Risk
Futures Contracts (a)	$ 9,517,990	$ (602,950)

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Fidelity Series All-Sector Equity Fund and Fidelity Series Stock Selector Large Cap Value Fund used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Fidelity Series Equity-Income Fund (the Fund) used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

The following is a summary of the Fund's written options activity:

Written Options	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	90,118	$ 6,741,265
Options Opened	189,342	13,526,852
Options Exercised	(52,215)	(5,745,811)
Options Closed	(99,340)	(6,541,093)
Options Expired	(102,915)	(5,383,953)
Outstanding at end of period	24,990	$ 2,597,260

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series All-Sector Equity Fund	3,370,310,124	3,975,889,799
Fidelity Series Equity-Income Fund	1,804,542,042	1,862,225,772
Fidelity Series Stock Selector Large Cap Value Fund	2,522,837,235	2,507,847,745

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for Fidelity Series All-Sector Equity Fund and Fidelity Series Stock Selector Large Cap Value Fund is subject to a performance adjustment (up to a maximum of ± .20% of each applicable Fund's average net assets over a 36 month performance period.) The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Series All-Sector Equity Fund as compared to its benchmark index and Fidelity Series Stock Selector Large Cap Value Fund as compared to its benchmark index over the same 36 month performance period. Fidelity Series Stock Selector Large Cap Value Fund's performance adjustment took effect in December 2013. Subsequent months will be added until the performance period includes 36 months. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets, including the performance adjustment, if applicable was as follows. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net asset for the reporting and performance periods.

	Individual Rate	Group Rate	Total
Fidelity Series All-Sector Equity Fund	.30%	.25%	.44%
Fidelity Series Equity-Income Fund	.20%	.25%	.45%
Fidelity Series Stock Selector Large Cap Value Fund	.30%	.25%	.52%

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Performance Benchmark
Fidelity Series All-Sector Equity Fund	Russell 1000 Index
Fidelity Series Stock Selector Large Cap Value Fund	Russell 1000 Value Index

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Fidelity Series All-Sector Equity Fund
Series All-Sector Equity	$ 4,463,259.17
Fidelity Series Equity-Income Fund
Series Equity-Income	$ 4,260,644.17
Fidelity Series Stock Selector Large Cap Value Fund
Series Stock Selector Large Cap Value	$ 2,849,913.17

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

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6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series All-Sector Equity Fund	$ 57,679
Fidelity Series Equity-Income Fund	3,269
Fidelity Series Stock Selector Large Cap Value Fund	70,072

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Series All-Sector Equity Fund	$ 8,993
Fidelity Series Equity-Income Fund	9,944
Fidelity Series Stock Selector Large Cap Value Fund	6,572

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central

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Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Fidelity Series All-Sector Equity Fund	$ 74,794	$ 450	$ -
Fidelity Series Equity-Income Fund	120,729	4,930	1,939,202
Fidelity Series Stock Selector Large Cap Value Fund	119,968	34,575	-

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Series All-Sector Equity Fund	$ 62,232	$ -
Fidelity Series Equity-Income Fund	139,051	41
Fidelity Series Stock Selector Large Cap Value Fund	81,923	-

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2014	Year ended January 31, 2014
Fidelity Series All-Sector Equity Fund
From net investment income
Series All-Sector Equity	$ 733,863	$ 48,647,558
Class F	1,465,654	57,391,904
Total	$ 2,199,517	$ 106,039,462
From net realized gain
Series All-Sector Equity	$ 164,752,299	$ 552,024,140
Class F	164,519,670	533,983,827
Total	$ 329,271,969	$ 1,086,007,967
Fidelity Series Equity-Income Fund
From net investment income
Series Equity-Income	$ 51,467,277	$ 65,874,338
Class F	76,445,143	89,113,352
Total	$ 127,912,420	$ 154,987,690
From net realized gain
Series Equity-Income	$ 14,314,447	$ 107,495,385
Class F	18,994,666	138,975,513
Total	$ 33,309,113	$ 246,470,898
Fidelity Series Stock Selector Large Cap Value Fund
From net investment income
Series Stock Selector Large Cap Value	$ -	$ 33,429,904
Class F	-	49,071,847
Total	$ -	$ 82,501,751
From net realized gain
Series Stock Selector Large Cap Value	$ 35,838,883	$ 158,527,420
Class F	48,289,431	203,516,941
Total	$ 84,128,314	$ 362,044,361

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2014	Year ended January 31, 2014	Six months ended July 31, 2014	Year ended January 31, 2014
Fidelity Series All-Sector Equity Fund
Series All-Sector Equity
Shares sold	5,855,690	19,399,773	$ 84,438,116	$ 261,863,480
Reinvestment of distributions	11,854,310	43,913,549	165,486,162	600,671,698
Shares redeemed	(35,911,081)	(112,673,547)A	(513,667,239)	(1,572,324,471)A
Net increase (decrease)	(18,201,081)	(49,360,225)	$ (263,742,961)	$ (709,789,293)
Class F
Shares sold	15,944,354	42,782,304	$ 230,109,569	$ 572,224,791
Reinvestment of distributions	11,898,590	43,166,126	165,985,324	591,375,731
Shares redeemed	(30,518,109)	(74,598,856)A	(438,568,842)	(1,044,199,741)A
Net increase (decrease)	(2,675,165)	11,349,574	$ (42,473,949)	$ 119,400,781
Fidelity Series Equity-Income Fund
Series Equity-Income
Shares sold	15,012,717	224,570,748B	$ 185,163,347	$ 2,732,729,652B
Reinvestment of distributions	5,212,267	14,564,447	65,781,724	173,369,723
Shares redeemed	(39,907,638)	(65,886,531)	(501,103,170)	(783,556,231)
Net increase (decrease)	(19,682,654)	173,248,664	$ (250,158,099)	$ 2,122,543,144
Class F
Shares sold	49,860,970	315,974,446B	$ 624,083,955	$ 3,831,489,685B
Reinvestment of distributions	7,550,535	19,151,858	95,439,809	228,088,865
Shares redeemed	(46,153,578)	(61,984,506)	(585,633,049)	(751,159,041)
Net increase (decrease)	11,257,927	273,141,798	$ 133,890,715	$ 3,308,419,509

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2014	Year ended January 31, 2014	Six months ended July 31, 2014	Year ended January 31, 2014
Fidelity Series Stock Selector Large Cap Value Fund
Series Stock Selector Large Cap Value
Shares sold	9,419,635	78,624,047	$ 118,056,233	$ 980,090,023
Reinvestment of distributions	2,928,013	15,843,263	35,838,883	191,957,324
Shares redeemed	(24,235,179)	(61,711,221)	(307,356,128)	(735,015,382)
Net increase (decrease)	(11,887,531)	32,756,089	$ (153,461,012)	$ 437,031,965
Class F
Shares sold	32,842,262	121,639,880	$ 415,428,665	$ 1,500,283,228
Reinvestment of distributions	3,941,994	20,837,002	48,289,431	252,588,788
Shares redeemed	(27,794,796)	(53,345,750)	(356,152,609)	(644,805,667)
Net increase (decrease)	8,989,460	89,131,132	$ 107,565,487	$ 1,108,066,349

A Amount includes in-kind redemptions.

B Amount includes in-kind exchanges.

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series All-Sector Equity Fund
Fidelity Series Equity-Income Fund
Fidelity Series Stock Selector Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the funds' sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the funds were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the funds at the new entities.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for Fidelity Series All-Sector Equity Fund in October 2012 and June 2013 and for Fidelity Series Stock Selector Large Cap Value Fund in March 2013 and April 2013.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Fidelity Series All-Sector Equity Fund

Fidelity Series Equity-Income Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Series Stock Selector Large Cap Value Fund

The Board also considered that each fund's (except Fidelity Series Equity-Income Fund's) management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for each fund's shareholders and helps to more closely align the interests of FMR and each fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." For Fidelity Series Equity-Income Fund, the Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to a fund's performance adjustment (if applicable), relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked and the impact of a fund's performance adjustment (if applicable), is also included in the charts and considered by the Board.

Semiannual Report

Fidelity Series All-Sector Equity Fund

Semiannual Report

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

Fidelity Series Equity-Income Fund

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Semiannual Report

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Fidelity Series Stock Selector Large Cap Value Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Furthermore, the Board considered that shareholders Fidelity Series All-Sector Equity Fund approved a prospective change in the index used to calculate the fund's performance adjustment, beginning April 1, 2013. The Board also considered that, because the performance adjustment is based on a rolling 36-month measurement period, during a transition period the fund's performance is compared to a blended index return that reflects the performance of the former index for the portion of the measurement period prior to April 1, 2013 and the performance of the current index for the remainder of the measurement period. The Board noted that the fund's performance adjustment for 2013 shown in the chart above reflects the effect of using the blended index return to calculate the fund's performance adjustment.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of Fidelity Series All-Sector Equity Fund's and Fidelity Series Stock Selector Large Cap Value Fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although each fund is offered only to other Fidelity funds, it continues to incur investment management expenses. The Board further noted that each fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

The Northern Trust Company

Chicago, IL
Fidelity Series All-Sector Equity Fund and Fidelity Series Equity-Income Fund

State Street Bank & Trust Company

Quincy, MA
Fidelity Series Stock Selector Large Cap Value Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EDT-LDT-SANN-0914
1.956974.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Stock Selector
Large Cap Value

Fund - Institutional Class

Semiannual Report

July 31, 2014

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Stock Selector Large Cap
Value Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 to July 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Class A	1.07%
Actual		$ 1,000.00	$ 1,102.60	$ 5.58
HypotheticalA		$ 1,000.00	$ 1,019.49	$ 5.36
Class T	1.40%
Actual		$ 1,000.00	$ 1,101.30	$ 7.29
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class B	1.89%
Actual		$ 1,000.00	$ 1,098.50	$ 9.83
HypotheticalA		$ 1,000.00	$ 1,015.42	$ 9.44
Class C	1.89%
Actual		$ 1,000.00	$ 1,099.10	$ 9.84
HypotheticalA		$ 1,000.00	$ 1,015.42	$ 9.44
Stock Selector Large Cap Value	.78%
Actual		$ 1,000.00	$ 1,104.70	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,104.50	$ 4.33
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	3.0	3.4
Berkshire Hathaway, Inc. Class B	2.9	2.9
Chevron Corp.	2.8	2.3
Pfizer, Inc.	2.3	0.8
General Electric Co.	2.2	3.1
Johnson & Johnson	2.0	1.6
Occidental Petroleum Corp.	1.8	2.1
AT&T, Inc.	1.7	1.4
Wal-Mart Stores, Inc.	1.6	0.8
URS Corp.	1.6	0.9
	21.9
Top Five Market Sectors as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.5	27.5
Energy	13.4	14.0
Health Care	12.6	14.0
Industrials	10.0	9.2
Information Technology	9.0	8.8
Asset Allocation (% of fund's net assets)
As of July 31, 2014*		As of January 31, 2014**
	Stocks and Equity Futures 96.7%		Stocks and Equity Futures 97.1%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 3.2%		Short-Term Investments and Net Other Assets (Liabilities) 2.8%
* Foreign investments	13.6%	** Foreign investments	14.5%

Semiannual Report

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
CONSUMER DISCRETIONARY - 6.1%
Auto Components - 1.0%
Delphi Automotive PLC	63,500	$ 4,241,800
TRW Automotive Holdings Corp. (a)	28,472	2,912,401
		7,154,201
Household Durables - 0.4%
Whirlpool Corp.	22,700	3,237,928
Media - 2.8%
CBS Corp. Class B	74,800	4,250,884
Liberty Media Corp. (a)	63,200	2,970,400
Liberty Media Corp. Class A (a)	31,600	1,486,780
Omnicom Group, Inc.	45,200	3,163,548
Time Warner, Inc.	41,900	3,478,538
Twenty-First Century Fox, Inc. Class A	125,700	3,982,176
		19,332,326
Multiline Retail - 1.5%
Macy's, Inc.	73,450	4,244,676
Target Corp.	99,834	5,949,108
		10,193,784
Specialty Retail - 0.4%
Staples, Inc.	234,865	2,722,085
TOTAL CONSUMER DISCRETIONARY		42,640,324
CONSUMER STAPLES - 6.7%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	57,000	3,849,210
Food & Staples Retailing - 2.3%
Wal-Mart Stores, Inc.	148,245	10,907,867
Walgreen Co.	68,340	4,699,742
		15,607,609
Food Products - 1.8%
Bunge Ltd.	73,535	5,797,499
Mondelez International, Inc.	59,110	2,127,960
The J.M. Smucker Co.	49,242	4,906,473
		12,831,932
Household Products - 1.3%
Procter & Gamble Co.	115,780	8,952,110
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.7%
Coty, Inc. Class A	297,400	$ 5,088,514
TOTAL CONSUMER STAPLES		46,329,375
ENERGY - 13.4%
Energy Equipment & Services - 0.7%
National Oilwell Varco, Inc.	62,190	5,039,878
Oil, Gas & Consumable Fuels - 12.7%
Anadarko Petroleum Corp.	86,920	9,287,402
BG Group PLC	321,400	6,337,770
Chevron Corp.	149,200	19,282,608
Imperial Oil Ltd.	177,800	9,123,593
Marathon Petroleum Corp.	48,232	4,026,407
Noble Energy, Inc.	62,460	4,152,965
Occidental Petroleum Corp.	127,678	12,475,417
Stone Energy Corp. (a)	144,800	5,509,640
Suncor Energy, Inc.	230,100	9,447,954
Tesoro Corp.	131,700	8,104,818
		87,748,574
TOTAL ENERGY		92,788,452
FINANCIALS - 25.1%
Banks - 8.0%
Bank of America Corp.	50,000	762,500
CIT Group, Inc.	125,900	6,182,949
First Citizen Bancshares, Inc.	27,200	6,047,920
Investors Bancorp, Inc.	162,300	1,679,805
PNC Financial Services Group, Inc.	92,100	7,603,776
Popular, Inc. (a)	98,280	3,135,132
Susquehanna Bancshares, Inc.	267,300	2,721,114
U.S. Bancorp	154,100	6,476,823
Wells Fargo & Co.	411,300	20,935,171
		55,545,190
Capital Markets - 2.9%
Fortress Investment Group LLC	565,000	4,090,600
Goldman Sachs Group, Inc.	45,000	7,779,150
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Invesco Ltd.	180,800	$ 6,803,504
SWS Group, Inc. (a)	201,000	1,439,160
		20,112,414
Consumer Finance - 1.4%
Cash America International, Inc.	45,000	1,997,550
EZCORP, Inc. (non-vtg.) Class A (a)	192,400	1,883,596
Navient Corp.	229,500	3,947,400
SLM Corp.	199,500	1,767,570
		9,596,116
Diversified Financial Services - 4.2%
Berkshire Hathaway, Inc. Class B (a)	158,457	19,875,262
Interactive Brokers Group, Inc.	320,900	7,385,514
Rescap Liquidating Trust (a)	95,000	1,757,500
		29,018,276
Insurance - 5.2%
ACE Ltd.	69,500	6,956,950
AFLAC, Inc.	98,450	5,881,403
AMBAC Financial Group, Inc. (a)	180,000	4,078,800
Donegal Group, Inc. Class A	90,000	1,357,200
MetLife, Inc.	132,700	6,980,020
National Western Life Insurance Co. Class A	8,750	2,108,750
Old Republic International Corp.	173,700	2,499,543
StanCorp Financial Group, Inc.	30,500	1,840,370
Torchmark Corp.	84,525	4,457,849
		36,160,885
Real Estate Investment Trusts - 1.0%
Eurobank Properties Real Estate Investment Co.	517,920	6,581,512
Real Estate Management & Development - 1.2%
Consolidated-Tomoka Land Co.	34,150	1,523,773
Kennedy-Wilson Holdings, Inc. (a)	295,500	6,914,700
		8,438,473
Thrifts & Mortgage Finance - 1.2%
Beneficial Mutual Bancorp, Inc. (a)	215,000	2,812,200
Meridian Bancorp, Inc. (a)	514,164	5,583,821
		8,396,021
TOTAL FINANCIALS		173,848,887
Common Stocks - continued
	Shares	Value
HEALTH CARE - 12.6%
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	500,100	$ 6,391,278
St. Jude Medical, Inc.	55,500	3,618,045
		10,009,323
Health Care Providers & Services - 4.7%
Express Scripts Holding Co. (a)	131,100	9,131,115
HCA Holdings, Inc. (a)	100,300	6,550,593
McKesson Corp.	24,500	4,700,570
UnitedHealth Group, Inc.	117,300	9,507,165
WellPoint, Inc.	25,001	2,745,360
		32,634,803
Pharmaceuticals - 6.5%
Endo Health Solutions, Inc. (a)	51,100	3,427,788
GlaxoSmithKline PLC sponsored ADR	38,700	1,871,919
Jazz Pharmaceuticals PLC (a)	46,700	6,525,391
Johnson & Johnson	136,600	13,672,294
Pfizer, Inc.	548,800	15,750,560
Valeant Pharmaceuticals International (Canada) (a)	31,700	3,716,431
		44,964,383
TOTAL HEALTH CARE		87,608,509
INDUSTRIALS - 10.0%
Aerospace & Defense - 2.0%
Textron, Inc.	111,200	4,044,344
Triumph Group, Inc.	44,400	2,812,740
United Technologies Corp.	66,100	6,950,415
		13,807,499
Air Freight & Logistics - 1.4%
FedEx Corp.	67,400	9,899,712
Airlines - 0.4%
JetBlue Airways Corp. (a)(d)	219,900	2,357,328
Construction & Engineering - 2.5%
AECOM Technology Corp. (a)	194,600	6,606,670
URS Corp.	188,200	10,778,214
		17,384,884
Industrial Conglomerates - 2.2%
General Electric Co.	614,600	15,457,190
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.6%
Caterpillar, Inc.	23,600	$ 2,377,700
Deere & Co.	20,750	1,766,033
		4,143,733
Road & Rail - 0.9%
CSX Corp.	212,500	6,358,000
TOTAL INDUSTRIALS		69,408,346
INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 1.5%
Cisco Systems, Inc.	423,900	10,694,997
Electronic Equipment & Components - 0.5%
Jabil Circuit, Inc.	160,148	3,196,554
Internet Software & Services - 0.7%
Yahoo!, Inc. (a)	131,400	4,705,434
Semiconductors & Semiconductor Equipment - 2.1%
Broadcom Corp. Class A	237,700	9,094,402
Samsung Electronics Co. Ltd.	4,506	5,830,879
		14,925,281
Software - 2.1%
Microsoft Corp.	236,400	10,203,024
Symantec Corp.	182,000	4,306,120
		14,509,144
Technology Hardware, Storage & Peripherals - 2.1%
EMC Corp.	290,600	8,514,580
Hewlett-Packard Co.	172,200	6,132,042
		14,646,622
TOTAL INFORMATION TECHNOLOGY		62,678,032
MATERIALS - 3.2%
Chemicals - 2.8%
Agrium, Inc.	45,100	4,111,469
Axiall Corp.	60,300	2,582,649
Eastman Chemical Co.	66,200	5,215,236
LyondellBasell Industries NV Class A	28,120	2,987,750
Methanex Corp.	68,000	4,425,441
		19,322,545
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	84,000	$ 3,126,480
TOTAL MATERIALS		22,449,025
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	336,900	11,990,271
CenturyLink, Inc.	60,514	2,374,569
		14,364,840
Wireless Telecommunication Services - 0.2%
NII Holdings, Inc. (a)(d)	424,800	291,115
T-Mobile U.S., Inc. (a)	35,100	1,156,194
		1,447,309
TOTAL TELECOMMUNICATION SERVICES		15,812,149
UTILITIES - 5.7%
Electric Utilities - 3.5%
Edison International	66,800	3,660,640
Exelon Corp.	105,300	3,272,724
ITC Holdings Corp.	104,500	3,772,450
NextEra Energy, Inc.	61,110	5,737,618
PPL Corp.	120,800	3,985,192
Xcel Energy, Inc.	130,500	4,019,400
		24,448,024
Gas Utilities - 0.8%
Atmos Energy Corp.	57,800	2,792,896
National Fuel Gas Co.	38,800	2,673,708
		5,466,604
Independent Power Producers & Energy Traders - 0.3%
Dynegy, Inc. (a)	72,900	1,935,495
Multi-Utilities - 1.1%
NiSource, Inc.	75,900	2,859,912
Sempra Energy	47,250	4,711,298
		7,571,210
TOTAL UTILITIES		39,421,333
TOTAL COMMON STOCKS (Cost $575,799,488)		652,984,432
Nonconvertible Preferred Stocks - 1.3%
	Shares	Value
FINANCIALS - 1.3%
Banks - 0.4%
Itau Unibanco Holding SA sponsored ADR	156,838	$ 2,415,305
Real Estate Investment Trusts - 0.9%
Equity Lifestyle Properties, Inc. Series C, 6.75%	243,866	6,289,304
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $8,733,685)		8,704,609
U.S. Treasury Obligations - 0.1%
		Principal Amount (h)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 8/21/14 to 9/25/14 (g) (Cost $869,981)		$ 870,000	869,989
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $353,224)	EUR	230,000	347,002
Money Market Funds - 4.9%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	31,282,112	31,282,112
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	2,846,274	2,846,274
TOTAL MONEY MARKET FUNDS (Cost $34,128,386)		34,128,386
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $619,884,764)		697,034,418
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(3,171,200)
NET ASSETS - 100%		$ 693,863,218
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
93 ICE Russell 1000 Value Index Contracts (United States)	Sept. 2014	$ 9,041,460	$ (187,469)

The face value of futures purchased as a percentage of net assets is 1.3%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $347,002 or 0.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $152,997.
(h) Amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,963
Fidelity Securities Lending Cash Central Fund	19,641
Total	$ 37,604
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 42,640,324	$ 42,640,324	$ -	$ -
Consumer Staples	46,329,375	46,329,375	-	-
Energy	92,788,452	86,450,682	6,337,770	-
Financials	182,553,496	182,553,496	-	-
Health Care	87,608,509	87,608,509	-	-
Industrials	69,408,346	69,408,346	-	-
Information Technology	62,678,032	56,847,153	5,830,879	-
Materials	22,449,025	22,449,025	-	-
Telecommunication Services	15,812,149	15,812,149	-	-
Utilities	39,421,333	39,421,333	-	-
U.S. Government and Government Agency Obligations	869,989	-	869,989	-
Preferred Securities	347,002	-	347,002	-
Money Market Funds	34,128,386	34,128,386	-	-
Total Investments in Securities:	$ 697,034,418	$ 683,648,778	$ 13,385,640	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (187,469)	$ (187,469)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (187,469)
Total Value of Derivatives	$ -	$ (187,469)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.4%
Canada	4.4%
Bermuda	1.8%
Ireland	1.5%
United Kingdom	1.2%
Switzerland	1.0%
Greece	1.0%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,572,304) - See accompanying schedule: Unaffiliated issuers (cost $585,756,378)	$ 662,906,032
Fidelity Central Funds (cost $34,128,386)	34,128,386
Total Investments (cost $619,884,764)		$ 697,034,418
Cash		44,495
Receivable for investments sold		1,741,659
Receivable for fund shares sold		816,493
Dividends receivable		605,945
Distributions receivable from Fidelity Central Funds		6,961
Receivable from investment adviser for expense reductions		577
Other receivables		109,970
Total assets		700,360,518

Liabilities
Payable for investments purchased	$ 2,191,590
Payable for fund shares redeemed	797,876
Accrued management fee	299,046
Distribution and service plan fees payable	18,636
Payable for daily variation margin for derivative instruments	177,630
Other affiliated payables	134,371
Other payables and accrued expenses	31,877
Collateral on securities loaned, at value	2,846,274
Total liabilities		6,497,300

Net Assets		$ 693,863,218
Net Assets consist of:
Paid in capital		$ 864,266,482
Undistributed net investment income		3,557,435
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(250,922,567)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		76,961,868
Net Assets		$ 693,863,218

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($24,608,612 ÷ 1,515,926 shares)	$ 16.23

Maximum offering price per share (100/94.25 of $16.23)	$ 17.22
Class T: Net Asset Value and redemption price per share ($9,618,168 ÷ 593,568 shares)	$ 16.20

Maximum offering price per share (100/96.50 of $16.20)	$ 16.79
Class B: Net Asset Value and offering price per share ($1,533,132 ÷ 94,787 shares)A	$ 16.17

Class C: Net Asset Value and offering price per share ($9,492,442 ÷ 594,523 shares)A	$ 15.97

Stock Selector Large Cap Value: Net Asset Value, offering price and redemption price per share ($639,326,834 ÷ 39,088,076 shares)	$ 16.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,284,030 ÷ 570,233 shares)	$ 16.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2014 (Unaudited)

Investment Income
Dividends		$ 6,121,717
Interest		361
Income from Fidelity Central Funds		37,604
Total income		6,159,682

Expenses
Management fee Basic fee	$ 1,746,001
Performance adjustment	(106,595)
Transfer agent fees	639,305
Distribution and service plan fees	103,634
Accounting and security lending fees	116,222
Custodian fees and expenses	10,723
Independent trustees' compensation	1,216
Registration fees	73,428
Audit	25,872
Legal	1,117
Miscellaneous	3,042
Total expenses before reductions	2,613,965
Expense reductions	(11,718)	2,602,247
Net investment income (loss)		3,557,435
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	40,575,634
Foreign currency transactions	(5,261)
Futures contracts	1,421,644
Total net realized gain (loss)		41,992,017
Change in net unrealized appreciation (depreciation) on: Investment securities	14,154,499
Assets and liabilities in foreign currencies	597
Futures contracts	(39,224)
Total change in net unrealized appreciation (depreciation)		14,115,872
Net gain (loss)		56,107,889
Net increase (decrease) in net assets resulting from operations		$ 59,665,324

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2014 (Unaudited)	Year ended January 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,557,435	$ 6,503,349
Net realized gain (loss)	41,992,017	59,610,615
Change in net unrealized appreciation (depreciation)	14,115,872	32,130,580
Net increase (decrease) in net assets resulting from operations	59,665,324	98,244,544
Distributions to shareholders from net investment income	-	(7,028,513)
Distributions to shareholders from net realized gain	-	(1,781,878)
Total distributions	-	(8,810,391)
Share transactions - net increase (decrease)	73,180,242	(28,375,927)
Total increase (decrease) in net assets	132,845,566	61,058,226

Net Assets
Beginning of period	561,017,652	499,959,426
End of period (including undistributed net investment income of $3,557,435 and undistributed net investment income of $0, respectively)	$ 693,863,218	$ 561,017,652

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.72	$ 12.43	$ 10.71	$ 10.72	$ 9.35	$ 7.53
Income from Investment Operations
Net investment income (loss) E	.07	.13	.20	.14	.09	.09
Net realized and unrealized gain (loss)	1.44	2.35	1.73	.02	1.38	1.85
Total from investment operations	1.51	2.48	1.93	.16	1.47	1.94
Distributions from net investment income	-	(.15)	(.21)	(.17)	(.10)	(.12)
Distributions from net realized gain	-	(.05)	-	-	-	-
Total distributions	-	(.19)I	(.21)	(.17)	(.10)	(.12)
Net asset value, end of period	$ 16.23	$ 14.72	$ 12.43	$ 10.71	$ 10.72	$ 9.35
Total ReturnB, C, D	10.26%	20.01%	18.15%	1.58%	15.79%	25.74%
Ratios to Average Net Assets F, H
Expenses before reductions	1.07%A	1.00%	.87%	.87%	1.00%	1.15%
Expenses net of fee waivers, if any	1.07%A	1.00%	.87%	.87%	1.00%	1.15%
Expenses net of all reductions	1.07%A	1.00%	.85%	.86%	1.00%	1.13%
Net investment income (loss)	.87%A	.95%	1.74%	1.38%	.87%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,609	$ 21,266	$ 18,234	$ 18,900	$ 20,815	$ 23,778
Portfolio turnover rateG	72% A	64%	63%	128%	120%	171%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.19 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.71	$ 12.44	$ 10.72	$ 10.74	$ 9.36	$ 7.54
Income from Investment Operations
Net investment income (loss) E	.04	.09	.17	.12	.06	.07
Net realized and unrealized gain (loss)	1.45	2.34	1.73	.01	1.39	1.84
Total from investment operations	1.49	2.43	1.90	.13	1.45	1.91
Distributions from net investment income	-	(.11)	(.18)	(.15)	(.07)	(.09)
Distributions from net realized gain	-	(.05)	-	-	-	-
Total distributions	-	(.16)	(.18)	(.15)	(.07)	(.09)
Net asset value, end of period	$ 16.20	$ 14.71	$ 12.44	$ 10.72	$ 10.74	$ 9.36
Total ReturnB, C, D	10.13%	19.54%	17.88%	1.26%	15.50%	25.30%
Ratios to Average Net Assets F, H
Expenses before reductions	1.40%A	1.32%	1.14%	1.14%	1.29%	1.45%
Expenses net of fee waivers, if any	1.40%A	1.32%	1.14%	1.14%	1.29%	1.45%
Expenses net of all reductions	1.39%A	1.31%	1.12%	1.13%	1.28%	1.44%
Net investment income (loss)	.54%A	.63%	1.48%	1.11%	.59%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,618	$ 8,244	$ 6,544	$ 5,603	$ 5,625	$ 9,101
Portfolio turnover rateG	72% A	64%	63%	128%	120%	171%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.72	$ 12.44	$ 10.72	$ 10.72	$ 9.35	$ 7.53
Income from Investment Operations
Net investment income (loss) E	- I	.02	.11	.07	.01	.02
Net realized and unrealized gain (loss)	1.45	2.34	1.73	.02	1.38	1.85
Total from investment operations	1.45	2.36	1.84	.09	1.39	1.87
Distributions from net investment income	-	(.03)	(.12)	(.09)	(.02)	(.05)
Distributions from net realized gain	-	(.05)	-	-	-	-
Total distributions	-	(.08)	(.12)	(.09)	(.02)	(.05)
Net asset value, end of period	$ 16.17	$ 14.72	$ 12.44	$ 10.72	$ 10.72	$ 9.35
Total ReturnB, C, D	9.85%	18.94%	17.24%	.86%	14.87%	24.79%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89%A	1.81%	1.63%	1.62%	1.80%	1.98%
Expenses net of fee waivers, if any	1.89%A	1.80%	1.63%	1.62%	1.80%	1.98%
Expenses net of all reductions	1.89%A	1.80%	1.60%	1.62%	1.79%	1.97%
Net investment income (loss)	.05%A	.14%	.99%	.63%	.08%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,533	$ 1,632	$ 1,645	$ 1,819	$ 2,274	$ 2,711
Portfolio turnover rateG	72% A	64%	63%	128%	120%	171%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.53	$ 12.30	$ 10.61	$ 10.63	$ 9.30	$ 7.49
Income from Investment Operations
Net investment income (loss) E	- I	.02	.11	.07	.01	.03
Net realized and unrealized gain (loss)	1.44	2.31	1.72	.01	1.36	1.84
Total from investment operations	1.44	2.33	1.83	.08	1.37	1.87
Distributions from net investment income	-	(.05)	(.14)	(.10)	(.04)	(.06)
Distributions from net realized gain	-	(.05)	-	-	-	-
Total distributions	-	(.10)	(.14)	(.10)	(.04)	(.06)
Net asset value, end of period	$ 15.97	$ 14.53	$ 12.30	$ 10.61	$ 10.63	$ 9.30
Total ReturnB, C, D	9.91%	18.94%	17.32%	.85%	14.79%	24.97%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89%A	1.81%	1.63%	1.62%	1.75%	1.89%
Expenses net of fee waivers, if any	1.89%A	1.80%	1.63%	1.62%	1.75%	1.89%
Expenses net of all reductions	1.88%A	1.80%	1.61%	1.61%	1.74%	1.88%
Net investment income (loss)	.05%A	.14%	.99%	.63%	.13%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,492	$ 7,789	$ 5,839	$ 4,979	$ 3,959	$ 3,491
Portfolio turnover rateG	72% A	64%	63%	128%	120%	171%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector Large Cap Value

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.81	$ 12.51	$ 10.77	$ 10.78	$ 9.40	$ 7.56
Income from Investment Operations
Net investment income (loss) D	.09	.17	.23	.18	.11	.12
Net realized and unrealized gain (loss)	1.46	2.37	1.75	.01	1.40	1.86
Total from investment operations	1.55	2.54	1.98	.19	1.51	1.98
Distributions from net investment income	-	(.19)	(.24)	(.20)	(.13)	(.14)
Distributions from net realized gain	-	(.05)	-	-	-	-
Total distributions	-	(.24)	(.24)	(.20)	(.13)	(.14)
Net asset value, end of period	$ 16.36	$ 14.81	$ 12.51	$ 10.77	$ 10.78	$ 9.40
Total ReturnB, C	10.47%	20.31%	18.55%	1.85%	16.09%	26.21%
Ratios to Average Net Assets E, G
Expenses before reductions	.78%A	.72%	.57%	.57%	.73%	.85%
Expenses net of fee waivers, if any	.78%A	.72%	.57%	.57%	.73%	.85%
Expenses net of all reductions	.78%A	.71%	.55%	.56%	.72%	.84%
Net investment income (loss)	1.16%A	1.23%	2.05%	1.68%	1.15%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 639,327	$ 518,206	$ 465,702	$ 482,950	$ 803,009	$ 914,828
Portfolio turnover rateF	72%A	64%	63%	128%	120%	171%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.74	$ 12.46	$ 10.74	$ 10.74	$ 9.37	$ 7.54
Income from Investment Operations
Net investment income (loss) D	.09	.17	.23	.17	.11	.12
Net realized and unrealized gain (loss)	1.45	2.35	1.73	.02	1.39	1.85
Total from investment operations	1.54	2.52	1.96	.19	1.50	1.97
Distributions from net investment income	-	(.19)	(.24)	(.19)	(.13)	(.14)
Distributions from net realized gain	-	(.05)	-	-	-	-
Total distributions	-	(.24)	(.24)	(.19)	(.13)	(.14)
Net asset value, end of period	$ 16.28	$ 14.74	$ 12.46	$ 10.74	$ 10.74	$ 9.37
Total ReturnB, C	10.45%	20.25%	18.42%	1.92%	16.04%	26.18%
Ratios to Average Net Assets E, G
Expenses before reductions	.83%A	.73%	.61%	.60%	.74%	.87%
Expenses net of fee waivers, if any	.83%A	.73%	.61%	.60%	.74%	.87%
Expenses net of all reductions	.83%A	.73%	.58%	.60%	.73%	.86%
Net investment income (loss)	1.11%A	1.22%	2.01%	1.65%	1.14%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,284	$ 3,881	$ 1,995	$ 1,519	$ 1,876	$ 2,279
Portfolio turnover rateF	72% A	64%	63%	128%	120%	171%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2014 (Unaudited)

1. Organization.

Fidelity® Stock Selector Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Large Cap Value, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 99,802,882
Gross unrealized depreciation	(28,596,745)
Net unrealized appreciation (depreciation) on securities	$ 71,206,137
Tax cost	$ 625,828,281

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (99,046,054)
2018	(188,104,839)
Total with expiration	$ (287,150,893)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on

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4. Derivative Instruments - continued

Futures Contracts - continued

the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,421,644 and a change in net unrealized appreciation (depreciation) of $(39,224) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $283,277,800 and $216,132,518, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Large Cap Value as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 29,124	$ 776
Class T	.25%	.25%	23,028	195
Class B	.75%	.25%	8,147	6,134
Class C	.75%	.25%	43,335	7,394
			$ 103,634	$ 14,499

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,751
Class T	2,730
Class B*	1,527
Class C*	677
$ 15,685

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 27,225.23
Class T	14,308.31
Class B	2,457.30
Class C	13,059.30
Stock Selector Large Cap Value	573,122.20
Institutional Class	9,134.25
	$ 639,305

* Annualize

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,954 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $756 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

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Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $19,641, including $558 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9,294 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,424.

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10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2014	Year ended January 31, 2014
From net investment income
Class A	$ -	$ 211,924
Class T	-	63,275
Class B	-	3,263
Class C	-	27,297
Stock Selector Large Cap Value	-	6,677,131
Institutional Class	-	45,623
Total	$ -	$ 7,028,513
From net realized gain
Class A	$ -	$ 67,665
Class T	-	26,666
Class B	-	5,288
Class C	-	24,673
Stock Selector Large Cap Value	-	1,646,206
Institutional Class	-	11,380
Total	$ -	$ 1,781,878

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2014	Year ended January 31, 2014	Six months ended July 31, 2014	Year ended January 31, 2014
Class A
Shares sold	285,841	453,976	$ 4,554,340	$ 6,296,444
Reinvestment of distributions	-	17,878	-	258,884
Shares redeemed	(214,915)	(493,396)	(3,429,324)	(7,077,208)
Net increase (decrease)	70,926	(21,542)	$ 1,125,016	$ (521,880)
Class T
Shares sold	77,566	162,162	$ 1,217,099	$ 2,245,109
Reinvestment of distributions	-	6,114	-	88,742
Shares redeemed	(44,273)	(134,046)	(703,680)	(1,877,963)
Net increase (decrease)	33,293	34,230	$ 513,419	$ 455,888

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Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2014	Year ended January 31, 2014	Six months ended July 31, 2014	Year ended January 31, 2014
Class B
Shares sold	2,147	3,348	$ 32,690	$ 45,970
Reinvestment of distributions	-	509	-	7,427
Shares redeemed	(18,185)	(25,299)	(286,793)	(347,355)
Net increase (decrease)	(16,038)	(21,442)	$ (254,103)	$ (293,958)
Class C
Shares sold	108,856	146,694	$ 1,702,105	$ 2,029,290
Reinvestment of distributions	-	3,139	-	45,227
Shares redeemed	(50,248)	(88,666)	(774,782)	(1,208,921)
Net increase (decrease)	58,608	61,167	$ 927,323	$ 865,596
Stock Selector Large Cap Value
Shares sold	7,673,471	7,167,684	$ 123,376,936	$ 100,838,739
Reinvestment of distributions	-	556,371	-	8,100,157
Shares redeemed	(3,582,672)	(9,956,522)	(57,316,160)	(139,235,813)
Net increase (decrease)	4,090,799	(2,232,467)	$ 66,060,776	$ (30,296,917)
Institutional Class
Shares sold	352,573	206,722	$ 5,544,751	$ 2,877,195
Reinvestment of distributions	-	3,795	-	55,110
Shares redeemed	(45,566)	(107,442)	(736,940)	(1,516,961)
Net increase (decrease)	307,007	103,075	$ 4,807,811	$ 1,415,344

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Stock Selector Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

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Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for a sleeve of the fund in April 2013.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

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Fidelity Stock Selector Large Cap Value Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Stock Selector Large Cap Value Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

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The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2013 and the total expense ratio of Class T ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)

ALCVI-USAN-0914
1.838387.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Stock Selector
Large Cap Value

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

July 31, 2014

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Stock Selector Large
Cap Value Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 to July 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Class A	1.07%
Actual		$ 1,000.00	$ 1,102.60	$ 5.58
HypotheticalA		$ 1,000.00	$ 1,019.49	$ 5.36
Class T	1.40%
Actual		$ 1,000.00	$ 1,101.30	$ 7.29
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class B	1.89%
Actual		$ 1,000.00	$ 1,098.50	$ 9.83
HypotheticalA		$ 1,000.00	$ 1,015.42	$ 9.44
Class C	1.89%
Actual		$ 1,000.00	$ 1,099.10	$ 9.84
HypotheticalA		$ 1,000.00	$ 1,015.42	$ 9.44
Stock Selector Large Cap Value	.78%
Actual		$ 1,000.00	$ 1,104.70	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,104.50	$ 4.33
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	3.0	3.4
Berkshire Hathaway, Inc. Class B	2.9	2.9
Chevron Corp.	2.8	2.3
Pfizer, Inc.	2.3	0.8
General Electric Co.	2.2	3.1
Johnson & Johnson	2.0	1.6
Occidental Petroleum Corp.	1.8	2.1
AT&T, Inc.	1.7	1.4
Wal-Mart Stores, Inc.	1.6	0.8
URS Corp.	1.6	0.9
	21.9
Top Five Market Sectors as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.5	27.5
Energy	13.4	14.0
Health Care	12.6	14.0
Industrials	10.0	9.2
Information Technology	9.0	8.8
Asset Allocation (% of fund's net assets)
As of July 31, 2014*		As of January 31, 2014**
	Stocks and Equity Futures 96.7%		Stocks and Equity Futures 97.1%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 3.2%		Short-Term Investments and Net Other Assets (Liabilities) 2.8%
* Foreign investments	13.6%	** Foreign investments	14.5%

Semiannual Report

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
CONSUMER DISCRETIONARY - 6.1%
Auto Components - 1.0%
Delphi Automotive PLC	63,500	$ 4,241,800
TRW Automotive Holdings Corp. (a)	28,472	2,912,401
		7,154,201
Household Durables - 0.4%
Whirlpool Corp.	22,700	3,237,928
Media - 2.8%
CBS Corp. Class B	74,800	4,250,884
Liberty Media Corp. (a)	63,200	2,970,400
Liberty Media Corp. Class A (a)	31,600	1,486,780
Omnicom Group, Inc.	45,200	3,163,548
Time Warner, Inc.	41,900	3,478,538
Twenty-First Century Fox, Inc. Class A	125,700	3,982,176
		19,332,326
Multiline Retail - 1.5%
Macy's, Inc.	73,450	4,244,676
Target Corp.	99,834	5,949,108
		10,193,784
Specialty Retail - 0.4%
Staples, Inc.	234,865	2,722,085
TOTAL CONSUMER DISCRETIONARY		42,640,324
CONSUMER STAPLES - 6.7%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	57,000	3,849,210
Food & Staples Retailing - 2.3%
Wal-Mart Stores, Inc.	148,245	10,907,867
Walgreen Co.	68,340	4,699,742
		15,607,609
Food Products - 1.8%
Bunge Ltd.	73,535	5,797,499
Mondelez International, Inc.	59,110	2,127,960
The J.M. Smucker Co.	49,242	4,906,473
		12,831,932
Household Products - 1.3%
Procter & Gamble Co.	115,780	8,952,110
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.7%
Coty, Inc. Class A	297,400	$ 5,088,514
TOTAL CONSUMER STAPLES		46,329,375
ENERGY - 13.4%
Energy Equipment & Services - 0.7%
National Oilwell Varco, Inc.	62,190	5,039,878
Oil, Gas & Consumable Fuels - 12.7%
Anadarko Petroleum Corp.	86,920	9,287,402
BG Group PLC	321,400	6,337,770
Chevron Corp.	149,200	19,282,608
Imperial Oil Ltd.	177,800	9,123,593
Marathon Petroleum Corp.	48,232	4,026,407
Noble Energy, Inc.	62,460	4,152,965
Occidental Petroleum Corp.	127,678	12,475,417
Stone Energy Corp. (a)	144,800	5,509,640
Suncor Energy, Inc.	230,100	9,447,954
Tesoro Corp.	131,700	8,104,818
		87,748,574
TOTAL ENERGY		92,788,452
FINANCIALS - 25.1%
Banks - 8.0%
Bank of America Corp.	50,000	762,500
CIT Group, Inc.	125,900	6,182,949
First Citizen Bancshares, Inc.	27,200	6,047,920
Investors Bancorp, Inc.	162,300	1,679,805
PNC Financial Services Group, Inc.	92,100	7,603,776
Popular, Inc. (a)	98,280	3,135,132
Susquehanna Bancshares, Inc.	267,300	2,721,114
U.S. Bancorp	154,100	6,476,823
Wells Fargo & Co.	411,300	20,935,171
		55,545,190
Capital Markets - 2.9%
Fortress Investment Group LLC	565,000	4,090,600
Goldman Sachs Group, Inc.	45,000	7,779,150
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Invesco Ltd.	180,800	$ 6,803,504
SWS Group, Inc. (a)	201,000	1,439,160
		20,112,414
Consumer Finance - 1.4%
Cash America International, Inc.	45,000	1,997,550
EZCORP, Inc. (non-vtg.) Class A (a)	192,400	1,883,596
Navient Corp.	229,500	3,947,400
SLM Corp.	199,500	1,767,570
		9,596,116
Diversified Financial Services - 4.2%
Berkshire Hathaway, Inc. Class B (a)	158,457	19,875,262
Interactive Brokers Group, Inc.	320,900	7,385,514
Rescap Liquidating Trust (a)	95,000	1,757,500
		29,018,276
Insurance - 5.2%
ACE Ltd.	69,500	6,956,950
AFLAC, Inc.	98,450	5,881,403
AMBAC Financial Group, Inc. (a)	180,000	4,078,800
Donegal Group, Inc. Class A	90,000	1,357,200
MetLife, Inc.	132,700	6,980,020
National Western Life Insurance Co. Class A	8,750	2,108,750
Old Republic International Corp.	173,700	2,499,543
StanCorp Financial Group, Inc.	30,500	1,840,370
Torchmark Corp.	84,525	4,457,849
		36,160,885
Real Estate Investment Trusts - 1.0%
Eurobank Properties Real Estate Investment Co.	517,920	6,581,512
Real Estate Management & Development - 1.2%
Consolidated-Tomoka Land Co.	34,150	1,523,773
Kennedy-Wilson Holdings, Inc. (a)	295,500	6,914,700
		8,438,473
Thrifts & Mortgage Finance - 1.2%
Beneficial Mutual Bancorp, Inc. (a)	215,000	2,812,200
Meridian Bancorp, Inc. (a)	514,164	5,583,821
		8,396,021
TOTAL FINANCIALS		173,848,887
Common Stocks - continued
	Shares	Value
HEALTH CARE - 12.6%
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	500,100	$ 6,391,278
St. Jude Medical, Inc.	55,500	3,618,045
		10,009,323
Health Care Providers & Services - 4.7%
Express Scripts Holding Co. (a)	131,100	9,131,115
HCA Holdings, Inc. (a)	100,300	6,550,593
McKesson Corp.	24,500	4,700,570
UnitedHealth Group, Inc.	117,300	9,507,165
WellPoint, Inc.	25,001	2,745,360
		32,634,803
Pharmaceuticals - 6.5%
Endo Health Solutions, Inc. (a)	51,100	3,427,788
GlaxoSmithKline PLC sponsored ADR	38,700	1,871,919
Jazz Pharmaceuticals PLC (a)	46,700	6,525,391
Johnson & Johnson	136,600	13,672,294
Pfizer, Inc.	548,800	15,750,560
Valeant Pharmaceuticals International (Canada) (a)	31,700	3,716,431
		44,964,383
TOTAL HEALTH CARE		87,608,509
INDUSTRIALS - 10.0%
Aerospace & Defense - 2.0%
Textron, Inc.	111,200	4,044,344
Triumph Group, Inc.	44,400	2,812,740
United Technologies Corp.	66,100	6,950,415
		13,807,499
Air Freight & Logistics - 1.4%
FedEx Corp.	67,400	9,899,712
Airlines - 0.4%
JetBlue Airways Corp. (a)(d)	219,900	2,357,328
Construction & Engineering - 2.5%
AECOM Technology Corp. (a)	194,600	6,606,670
URS Corp.	188,200	10,778,214
		17,384,884
Industrial Conglomerates - 2.2%
General Electric Co.	614,600	15,457,190
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.6%
Caterpillar, Inc.	23,600	$ 2,377,700
Deere & Co.	20,750	1,766,033
		4,143,733
Road & Rail - 0.9%
CSX Corp.	212,500	6,358,000
TOTAL INDUSTRIALS		69,408,346
INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 1.5%
Cisco Systems, Inc.	423,900	10,694,997
Electronic Equipment & Components - 0.5%
Jabil Circuit, Inc.	160,148	3,196,554
Internet Software & Services - 0.7%
Yahoo!, Inc. (a)	131,400	4,705,434
Semiconductors & Semiconductor Equipment - 2.1%
Broadcom Corp. Class A	237,700	9,094,402
Samsung Electronics Co. Ltd.	4,506	5,830,879
		14,925,281
Software - 2.1%
Microsoft Corp.	236,400	10,203,024
Symantec Corp.	182,000	4,306,120
		14,509,144
Technology Hardware, Storage & Peripherals - 2.1%
EMC Corp.	290,600	8,514,580
Hewlett-Packard Co.	172,200	6,132,042
		14,646,622
TOTAL INFORMATION TECHNOLOGY		62,678,032
MATERIALS - 3.2%
Chemicals - 2.8%
Agrium, Inc.	45,100	4,111,469
Axiall Corp.	60,300	2,582,649
Eastman Chemical Co.	66,200	5,215,236
LyondellBasell Industries NV Class A	28,120	2,987,750
Methanex Corp.	68,000	4,425,441
		19,322,545
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	84,000	$ 3,126,480
TOTAL MATERIALS		22,449,025
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	336,900	11,990,271
CenturyLink, Inc.	60,514	2,374,569
		14,364,840
Wireless Telecommunication Services - 0.2%
NII Holdings, Inc. (a)(d)	424,800	291,115
T-Mobile U.S., Inc. (a)	35,100	1,156,194
		1,447,309
TOTAL TELECOMMUNICATION SERVICES		15,812,149
UTILITIES - 5.7%
Electric Utilities - 3.5%
Edison International	66,800	3,660,640
Exelon Corp.	105,300	3,272,724
ITC Holdings Corp.	104,500	3,772,450
NextEra Energy, Inc.	61,110	5,737,618
PPL Corp.	120,800	3,985,192
Xcel Energy, Inc.	130,500	4,019,400
		24,448,024
Gas Utilities - 0.8%
Atmos Energy Corp.	57,800	2,792,896
National Fuel Gas Co.	38,800	2,673,708
		5,466,604
Independent Power Producers & Energy Traders - 0.3%
Dynegy, Inc. (a)	72,900	1,935,495
Multi-Utilities - 1.1%
NiSource, Inc.	75,900	2,859,912
Sempra Energy	47,250	4,711,298
		7,571,210
TOTAL UTILITIES		39,421,333
TOTAL COMMON STOCKS (Cost $575,799,488)		652,984,432
Nonconvertible Preferred Stocks - 1.3%
	Shares	Value
FINANCIALS - 1.3%
Banks - 0.4%
Itau Unibanco Holding SA sponsored ADR	156,838	$ 2,415,305
Real Estate Investment Trusts - 0.9%
Equity Lifestyle Properties, Inc. Series C, 6.75%	243,866	6,289,304
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $8,733,685)		8,704,609
U.S. Treasury Obligations - 0.1%
		Principal Amount (h)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 8/21/14 to 9/25/14 (g) (Cost $869,981)		$ 870,000	869,989
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $353,224)	EUR	230,000	347,002
Money Market Funds - 4.9%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	31,282,112	31,282,112
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	2,846,274	2,846,274
TOTAL MONEY MARKET FUNDS (Cost $34,128,386)		34,128,386
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $619,884,764)		697,034,418
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(3,171,200)
NET ASSETS - 100%		$ 693,863,218
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
93 ICE Russell 1000 Value Index Contracts (United States)	Sept. 2014	$ 9,041,460	$ (187,469)

The face value of futures purchased as a percentage of net assets is 1.3%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $347,002 or 0.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $152,997.
(h) Amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,963
Fidelity Securities Lending Cash Central Fund	19,641
Total	$ 37,604
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 42,640,324	$ 42,640,324	$ -	$ -
Consumer Staples	46,329,375	46,329,375	-	-
Energy	92,788,452	86,450,682	6,337,770	-
Financials	182,553,496	182,553,496	-	-
Health Care	87,608,509	87,608,509	-	-
Industrials	69,408,346	69,408,346	-	-
Information Technology	62,678,032	56,847,153	5,830,879	-
Materials	22,449,025	22,449,025	-	-
Telecommunication Services	15,812,149	15,812,149	-	-
Utilities	39,421,333	39,421,333	-	-
U.S. Government and Government Agency Obligations	869,989	-	869,989	-
Preferred Securities	347,002	-	347,002	-
Money Market Funds	34,128,386	34,128,386	-	-
Total Investments in Securities:	$ 697,034,418	$ 683,648,778	$ 13,385,640	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (187,469)	$ (187,469)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (187,469)
Total Value of Derivatives	$ -	$ (187,469)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.4%
Canada	4.4%
Bermuda	1.8%
Ireland	1.5%
United Kingdom	1.2%
Switzerland	1.0%
Greece	1.0%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,572,304) - See accompanying schedule: Unaffiliated issuers (cost $585,756,378)	$ 662,906,032
Fidelity Central Funds (cost $34,128,386)	34,128,386
Total Investments (cost $619,884,764)		$ 697,034,418
Cash		44,495
Receivable for investments sold		1,741,659
Receivable for fund shares sold		816,493
Dividends receivable		605,945
Distributions receivable from Fidelity Central Funds		6,961
Receivable from investment adviser for expense reductions		577
Other receivables		109,970
Total assets		700,360,518

Liabilities
Payable for investments purchased	$ 2,191,590
Payable for fund shares redeemed	797,876
Accrued management fee	299,046
Distribution and service plan fees payable	18,636
Payable for daily variation margin for derivative instruments	177,630
Other affiliated payables	134,371
Other payables and accrued expenses	31,877
Collateral on securities loaned, at value	2,846,274
Total liabilities		6,497,300

Net Assets		$ 693,863,218
Net Assets consist of:
Paid in capital		$ 864,266,482
Undistributed net investment income		3,557,435
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(250,922,567)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		76,961,868
Net Assets		$ 693,863,218

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($24,608,612 ÷ 1,515,926 shares)	$ 16.23

Maximum offering price per share (100/94.25 of $16.23)	$ 17.22
Class T: Net Asset Value and redemption price per share ($9,618,168 ÷ 593,568 shares)	$ 16.20

Maximum offering price per share (100/96.50 of $16.20)	$ 16.79
Class B: Net Asset Value and offering price per share ($1,533,132 ÷ 94,787 shares)A	$ 16.17

Class C: Net Asset Value and offering price per share ($9,492,442 ÷ 594,523 shares)A	$ 15.97

Stock Selector Large Cap Value: Net Asset Value, offering price and redemption price per share ($639,326,834 ÷ 39,088,076 shares)	$ 16.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,284,030 ÷ 570,233 shares)	$ 16.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2014 (Unaudited)

Investment Income
Dividends		$ 6,121,717
Interest		361
Income from Fidelity Central Funds		37,604
Total income		6,159,682

Expenses
Management fee Basic fee	$ 1,746,001
Performance adjustment	(106,595)
Transfer agent fees	639,305
Distribution and service plan fees	103,634
Accounting and security lending fees	116,222
Custodian fees and expenses	10,723
Independent trustees' compensation	1,216
Registration fees	73,428
Audit	25,872
Legal	1,117
Miscellaneous	3,042
Total expenses before reductions	2,613,965
Expense reductions	(11,718)	2,602,247
Net investment income (loss)		3,557,435
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	40,575,634
Foreign currency transactions	(5,261)
Futures contracts	1,421,644
Total net realized gain (loss)		41,992,017
Change in net unrealized appreciation (depreciation) on: Investment securities	14,154,499
Assets and liabilities in foreign currencies	597
Futures contracts	(39,224)
Total change in net unrealized appreciation (depreciation)		14,115,872
Net gain (loss)		56,107,889
Net increase (decrease) in net assets resulting from operations		$ 59,665,324

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2014 (Unaudited)	Year ended January 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,557,435	$ 6,503,349
Net realized gain (loss)	41,992,017	59,610,615
Change in net unrealized appreciation (depreciation)	14,115,872	32,130,580
Net increase (decrease) in net assets resulting from operations	59,665,324	98,244,544
Distributions to shareholders from net investment income	-	(7,028,513)
Distributions to shareholders from net realized gain	-	(1,781,878)
Total distributions	-	(8,810,391)
Share transactions - net increase (decrease)	73,180,242	(28,375,927)
Total increase (decrease) in net assets	132,845,566	61,058,226

Net Assets
Beginning of period	561,017,652	499,959,426
End of period (including undistributed net investment income of $3,557,435 and undistributed net investment income of $0, respectively)	$ 693,863,218	$ 561,017,652

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.72	$ 12.43	$ 10.71	$ 10.72	$ 9.35	$ 7.53
Income from Investment Operations
Net investment income (loss) E	.07	.13	.20	.14	.09	.09
Net realized and unrealized gain (loss)	1.44	2.35	1.73	.02	1.38	1.85
Total from investment operations	1.51	2.48	1.93	.16	1.47	1.94
Distributions from net investment income	-	(.15)	(.21)	(.17)	(.10)	(.12)
Distributions from net realized gain	-	(.05)	-	-	-	-
Total distributions	-	(.19)I	(.21)	(.17)	(.10)	(.12)
Net asset value, end of period	$ 16.23	$ 14.72	$ 12.43	$ 10.71	$ 10.72	$ 9.35
Total ReturnB, C, D	10.26%	20.01%	18.15%	1.58%	15.79%	25.74%
Ratios to Average Net Assets F, H
Expenses before reductions	1.07%A	1.00%	.87%	.87%	1.00%	1.15%
Expenses net of fee waivers, if any	1.07%A	1.00%	.87%	.87%	1.00%	1.15%
Expenses net of all reductions	1.07%A	1.00%	.85%	.86%	1.00%	1.13%
Net investment income (loss)	.87%A	.95%	1.74%	1.38%	.87%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,609	$ 21,266	$ 18,234	$ 18,900	$ 20,815	$ 23,778
Portfolio turnover rateG	72% A	64%	63%	128%	120%	171%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.19 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.71	$ 12.44	$ 10.72	$ 10.74	$ 9.36	$ 7.54
Income from Investment Operations
Net investment income (loss) E	.04	.09	.17	.12	.06	.07
Net realized and unrealized gain (loss)	1.45	2.34	1.73	.01	1.39	1.84
Total from investment operations	1.49	2.43	1.90	.13	1.45	1.91
Distributions from net investment income	-	(.11)	(.18)	(.15)	(.07)	(.09)
Distributions from net realized gain	-	(.05)	-	-	-	-
Total distributions	-	(.16)	(.18)	(.15)	(.07)	(.09)
Net asset value, end of period	$ 16.20	$ 14.71	$ 12.44	$ 10.72	$ 10.74	$ 9.36
Total ReturnB, C, D	10.13%	19.54%	17.88%	1.26%	15.50%	25.30%
Ratios to Average Net Assets F, H
Expenses before reductions	1.40%A	1.32%	1.14%	1.14%	1.29%	1.45%
Expenses net of fee waivers, if any	1.40%A	1.32%	1.14%	1.14%	1.29%	1.45%
Expenses net of all reductions	1.39%A	1.31%	1.12%	1.13%	1.28%	1.44%
Net investment income (loss)	.54%A	.63%	1.48%	1.11%	.59%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,618	$ 8,244	$ 6,544	$ 5,603	$ 5,625	$ 9,101
Portfolio turnover rateG	72% A	64%	63%	128%	120%	171%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.72	$ 12.44	$ 10.72	$ 10.72	$ 9.35	$ 7.53
Income from Investment Operations
Net investment income (loss) E	- I	.02	.11	.07	.01	.02
Net realized and unrealized gain (loss)	1.45	2.34	1.73	.02	1.38	1.85
Total from investment operations	1.45	2.36	1.84	.09	1.39	1.87
Distributions from net investment income	-	(.03)	(.12)	(.09)	(.02)	(.05)
Distributions from net realized gain	-	(.05)	-	-	-	-
Total distributions	-	(.08)	(.12)	(.09)	(.02)	(.05)
Net asset value, end of period	$ 16.17	$ 14.72	$ 12.44	$ 10.72	$ 10.72	$ 9.35
Total ReturnB, C, D	9.85%	18.94%	17.24%	.86%	14.87%	24.79%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89%A	1.81%	1.63%	1.62%	1.80%	1.98%
Expenses net of fee waivers, if any	1.89%A	1.80%	1.63%	1.62%	1.80%	1.98%
Expenses net of all reductions	1.89%A	1.80%	1.60%	1.62%	1.79%	1.97%
Net investment income (loss)	.05%A	.14%	.99%	.63%	.08%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,533	$ 1,632	$ 1,645	$ 1,819	$ 2,274	$ 2,711
Portfolio turnover rateG	72% A	64%	63%	128%	120%	171%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.53	$ 12.30	$ 10.61	$ 10.63	$ 9.30	$ 7.49
Income from Investment Operations
Net investment income (loss) E	- I	.02	.11	.07	.01	.03
Net realized and unrealized gain (loss)	1.44	2.31	1.72	.01	1.36	1.84
Total from investment operations	1.44	2.33	1.83	.08	1.37	1.87
Distributions from net investment income	-	(.05)	(.14)	(.10)	(.04)	(.06)
Distributions from net realized gain	-	(.05)	-	-	-	-
Total distributions	-	(.10)	(.14)	(.10)	(.04)	(.06)
Net asset value, end of period	$ 15.97	$ 14.53	$ 12.30	$ 10.61	$ 10.63	$ 9.30
Total ReturnB, C, D	9.91%	18.94%	17.32%	.85%	14.79%	24.97%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89%A	1.81%	1.63%	1.62%	1.75%	1.89%
Expenses net of fee waivers, if any	1.89%A	1.80%	1.63%	1.62%	1.75%	1.89%
Expenses net of all reductions	1.88%A	1.80%	1.61%	1.61%	1.74%	1.88%
Net investment income (loss)	.05%A	.14%	.99%	.63%	.13%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,492	$ 7,789	$ 5,839	$ 4,979	$ 3,959	$ 3,491
Portfolio turnover rateG	72% A	64%	63%	128%	120%	171%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector Large Cap Value

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.81	$ 12.51	$ 10.77	$ 10.78	$ 9.40	$ 7.56
Income from Investment Operations
Net investment income (loss) D	.09	.17	.23	.18	.11	.12
Net realized and unrealized gain (loss)	1.46	2.37	1.75	.01	1.40	1.86
Total from investment operations	1.55	2.54	1.98	.19	1.51	1.98
Distributions from net investment income	-	(.19)	(.24)	(.20)	(.13)	(.14)
Distributions from net realized gain	-	(.05)	-	-	-	-
Total distributions	-	(.24)	(.24)	(.20)	(.13)	(.14)
Net asset value, end of period	$ 16.36	$ 14.81	$ 12.51	$ 10.77	$ 10.78	$ 9.40
Total ReturnB, C	10.47%	20.31%	18.55%	1.85%	16.09%	26.21%
Ratios to Average Net Assets E, G
Expenses before reductions	.78%A	.72%	.57%	.57%	.73%	.85%
Expenses net of fee waivers, if any	.78%A	.72%	.57%	.57%	.73%	.85%
Expenses net of all reductions	.78%A	.71%	.55%	.56%	.72%	.84%
Net investment income (loss)	1.16%A	1.23%	2.05%	1.68%	1.15%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 639,327	$ 518,206	$ 465,702	$ 482,950	$ 803,009	$ 914,828
Portfolio turnover rateF	72%A	64%	63%	128%	120%	171%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.74	$ 12.46	$ 10.74	$ 10.74	$ 9.37	$ 7.54
Income from Investment Operations
Net investment income (loss) D	.09	.17	.23	.17	.11	.12
Net realized and unrealized gain (loss)	1.45	2.35	1.73	.02	1.39	1.85
Total from investment operations	1.54	2.52	1.96	.19	1.50	1.97
Distributions from net investment income	-	(.19)	(.24)	(.19)	(.13)	(.14)
Distributions from net realized gain	-	(.05)	-	-	-	-
Total distributions	-	(.24)	(.24)	(.19)	(.13)	(.14)
Net asset value, end of period	$ 16.28	$ 14.74	$ 12.46	$ 10.74	$ 10.74	$ 9.37
Total ReturnB, C	10.45%	20.25%	18.42%	1.92%	16.04%	26.18%
Ratios to Average Net Assets E, G
Expenses before reductions	.83%A	.73%	.61%	.60%	.74%	.87%
Expenses net of fee waivers, if any	.83%A	.73%	.61%	.60%	.74%	.87%
Expenses net of all reductions	.83%A	.73%	.58%	.60%	.73%	.86%
Net investment income (loss)	1.11%A	1.22%	2.01%	1.65%	1.14%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,284	$ 3,881	$ 1,995	$ 1,519	$ 1,876	$ 2,279
Portfolio turnover rateF	72% A	64%	63%	128%	120%	171%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2014 (Unaudited)

1. Organization.

Fidelity® Stock Selector Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Large Cap Value, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 99,802,882
Gross unrealized depreciation	(28,596,745)
Net unrealized appreciation (depreciation) on securities	$ 71,206,137
Tax cost	$ 625,828,281

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (99,046,054)
2018	(188,104,839)
Total with expiration	$ (287,150,893)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on

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4. Derivative Instruments - continued

Futures Contracts - continued

the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,421,644 and a change in net unrealized appreciation (depreciation) of $(39,224) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $283,277,800 and $216,132,518, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Large Cap Value as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 29,124	$ 776
Class T	.25%	.25%	23,028	195
Class B	.75%	.25%	8,147	6,134
Class C	.75%	.25%	43,335	7,394
			$ 103,634	$ 14,499

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,751
Class T	2,730
Class B*	1,527
Class C*	677
$ 15,685

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 27,225.23
Class T	14,308.31
Class B	2,457.30
Class C	13,059.30
Stock Selector Large Cap Value	573,122.20
Institutional Class	9,134.25
	$ 639,305

* Annualize

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,954 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $756 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

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Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $19,641, including $558 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9,294 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,424.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2014	Year ended January 31, 2014
From net investment income
Class A	$ -	$ 211,924
Class T	-	63,275
Class B	-	3,263
Class C	-	27,297
Stock Selector Large Cap Value	-	6,677,131
Institutional Class	-	45,623
Total	$ -	$ 7,028,513
From net realized gain
Class A	$ -	$ 67,665
Class T	-	26,666
Class B	-	5,288
Class C	-	24,673
Stock Selector Large Cap Value	-	1,646,206
Institutional Class	-	11,380
Total	$ -	$ 1,781,878

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2014	Year ended January 31, 2014	Six months ended July 31, 2014	Year ended January 31, 2014
Class A
Shares sold	285,841	453,976	$ 4,554,340	$ 6,296,444
Reinvestment of distributions	-	17,878	-	258,884
Shares redeemed	(214,915)	(493,396)	(3,429,324)	(7,077,208)
Net increase (decrease)	70,926	(21,542)	$ 1,125,016	$ (521,880)
Class T
Shares sold	77,566	162,162	$ 1,217,099	$ 2,245,109
Reinvestment of distributions	-	6,114	-	88,742
Shares redeemed	(44,273)	(134,046)	(703,680)	(1,877,963)
Net increase (decrease)	33,293	34,230	$ 513,419	$ 455,888

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Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2014	Year ended January 31, 2014	Six months ended July 31, 2014	Year ended January 31, 2014
Class B
Shares sold	2,147	3,348	$ 32,690	$ 45,970
Reinvestment of distributions	-	509	-	7,427
Shares redeemed	(18,185)	(25,299)	(286,793)	(347,355)
Net increase (decrease)	(16,038)	(21,442)	$ (254,103)	$ (293,958)
Class C
Shares sold	108,856	146,694	$ 1,702,105	$ 2,029,290
Reinvestment of distributions	-	3,139	-	45,227
Shares redeemed	(50,248)	(88,666)	(774,782)	(1,208,921)
Net increase (decrease)	58,608	61,167	$ 927,323	$ 865,596
Stock Selector Large Cap Value
Shares sold	7,673,471	7,167,684	$ 123,376,936	$ 100,838,739
Reinvestment of distributions	-	556,371	-	8,100,157
Shares redeemed	(3,582,672)	(9,956,522)	(57,316,160)	(139,235,813)
Net increase (decrease)	4,090,799	(2,232,467)	$ 66,060,776	$ (30,296,917)
Institutional Class
Shares sold	352,573	206,722	$ 5,544,751	$ 2,877,195
Reinvestment of distributions	-	3,795	-	55,110
Shares redeemed	(45,566)	(107,442)	(736,940)	(1,516,961)
Net increase (decrease)	307,007	103,075	$ 4,807,811	$ 1,415,344

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Stock Selector Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for a sleeve of the fund in April 2013.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Fidelity Stock Selector Large Cap Value Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Stock Selector Large Cap Value Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

Semiannual Report

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2013 and the total expense ratio of Class T ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)

ALCV-USAN-0914
1.838400.105

Fidelity®

Stock Selector Large Cap Value

Fund

Semiannual Report

July 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 to July 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Class A	1.07%
Actual		$ 1,000.00	$ 1,102.60	$ 5.58
HypotheticalA		$ 1,000.00	$ 1,019.49	$ 5.36
Class T	1.40%
Actual		$ 1,000.00	$ 1,101.30	$ 7.29
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class B	1.89%
Actual		$ 1,000.00	$ 1,098.50	$ 9.83
HypotheticalA		$ 1,000.00	$ 1,015.42	$ 9.44
Class C	1.89%
Actual		$ 1,000.00	$ 1,099.10	$ 9.84
HypotheticalA		$ 1,000.00	$ 1,015.42	$ 9.44
Stock Selector Large Cap Value	.78%
Actual		$ 1,000.00	$ 1,104.70	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,104.50	$ 4.33
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	3.0	3.4
Berkshire Hathaway, Inc. Class B	2.9	2.9
Chevron Corp.	2.8	2.3
Pfizer, Inc.	2.3	0.8
General Electric Co.	2.2	3.1
Johnson & Johnson	2.0	1.6
Occidental Petroleum Corp.	1.8	2.1
AT&T, Inc.	1.7	1.4
Wal-Mart Stores, Inc.	1.6	0.8
URS Corp.	1.6	0.9
	21.9
Top Five Market Sectors as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.5	27.5
Energy	13.4	14.0
Health Care	12.6	14.0
Industrials	10.0	9.2
Information Technology	9.0	8.8
Asset Allocation (% of fund's net assets)
As of July 31, 2014*		As of January 31, 2014**
	Stocks and Equity Futures 96.7%		Stocks and Equity Futures 97.1%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 3.2%		Short-Term Investments and Net Other Assets (Liabilities) 2.8%
* Foreign investments	13.6%	** Foreign investments	14.5%

Semiannual Report

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
CONSUMER DISCRETIONARY - 6.1%
Auto Components - 1.0%
Delphi Automotive PLC	63,500	$ 4,241,800
TRW Automotive Holdings Corp. (a)	28,472	2,912,401
		7,154,201
Household Durables - 0.4%
Whirlpool Corp.	22,700	3,237,928
Media - 2.8%
CBS Corp. Class B	74,800	4,250,884
Liberty Media Corp. (a)	63,200	2,970,400
Liberty Media Corp. Class A (a)	31,600	1,486,780
Omnicom Group, Inc.	45,200	3,163,548
Time Warner, Inc.	41,900	3,478,538
Twenty-First Century Fox, Inc. Class A	125,700	3,982,176
		19,332,326
Multiline Retail - 1.5%
Macy's, Inc.	73,450	4,244,676
Target Corp.	99,834	5,949,108
		10,193,784
Specialty Retail - 0.4%
Staples, Inc.	234,865	2,722,085
TOTAL CONSUMER DISCRETIONARY		42,640,324
CONSUMER STAPLES - 6.7%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	57,000	3,849,210
Food & Staples Retailing - 2.3%
Wal-Mart Stores, Inc.	148,245	10,907,867
Walgreen Co.	68,340	4,699,742
		15,607,609
Food Products - 1.8%
Bunge Ltd.	73,535	5,797,499
Mondelez International, Inc.	59,110	2,127,960
The J.M. Smucker Co.	49,242	4,906,473
		12,831,932
Household Products - 1.3%
Procter & Gamble Co.	115,780	8,952,110
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.7%
Coty, Inc. Class A	297,400	$ 5,088,514
TOTAL CONSUMER STAPLES		46,329,375
ENERGY - 13.4%
Energy Equipment & Services - 0.7%
National Oilwell Varco, Inc.	62,190	5,039,878
Oil, Gas & Consumable Fuels - 12.7%
Anadarko Petroleum Corp.	86,920	9,287,402
BG Group PLC	321,400	6,337,770
Chevron Corp.	149,200	19,282,608
Imperial Oil Ltd.	177,800	9,123,593
Marathon Petroleum Corp.	48,232	4,026,407
Noble Energy, Inc.	62,460	4,152,965
Occidental Petroleum Corp.	127,678	12,475,417
Stone Energy Corp. (a)	144,800	5,509,640
Suncor Energy, Inc.	230,100	9,447,954
Tesoro Corp.	131,700	8,104,818
		87,748,574
TOTAL ENERGY		92,788,452
FINANCIALS - 25.1%
Banks - 8.0%
Bank of America Corp.	50,000	762,500
CIT Group, Inc.	125,900	6,182,949
First Citizen Bancshares, Inc.	27,200	6,047,920
Investors Bancorp, Inc.	162,300	1,679,805
PNC Financial Services Group, Inc.	92,100	7,603,776
Popular, Inc. (a)	98,280	3,135,132
Susquehanna Bancshares, Inc.	267,300	2,721,114
U.S. Bancorp	154,100	6,476,823
Wells Fargo & Co.	411,300	20,935,171
		55,545,190
Capital Markets - 2.9%
Fortress Investment Group LLC	565,000	4,090,600
Goldman Sachs Group, Inc.	45,000	7,779,150
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Invesco Ltd.	180,800	$ 6,803,504
SWS Group, Inc. (a)	201,000	1,439,160
		20,112,414
Consumer Finance - 1.4%
Cash America International, Inc.	45,000	1,997,550
EZCORP, Inc. (non-vtg.) Class A (a)	192,400	1,883,596
Navient Corp.	229,500	3,947,400
SLM Corp.	199,500	1,767,570
		9,596,116
Diversified Financial Services - 4.2%
Berkshire Hathaway, Inc. Class B (a)	158,457	19,875,262
Interactive Brokers Group, Inc.	320,900	7,385,514
Rescap Liquidating Trust (a)	95,000	1,757,500
		29,018,276
Insurance - 5.2%
ACE Ltd.	69,500	6,956,950
AFLAC, Inc.	98,450	5,881,403
AMBAC Financial Group, Inc. (a)	180,000	4,078,800
Donegal Group, Inc. Class A	90,000	1,357,200
MetLife, Inc.	132,700	6,980,020
National Western Life Insurance Co. Class A	8,750	2,108,750
Old Republic International Corp.	173,700	2,499,543
StanCorp Financial Group, Inc.	30,500	1,840,370
Torchmark Corp.	84,525	4,457,849
		36,160,885
Real Estate Investment Trusts - 1.0%
Eurobank Properties Real Estate Investment Co.	517,920	6,581,512
Real Estate Management & Development - 1.2%
Consolidated-Tomoka Land Co.	34,150	1,523,773
Kennedy-Wilson Holdings, Inc. (a)	295,500	6,914,700
		8,438,473
Thrifts & Mortgage Finance - 1.2%
Beneficial Mutual Bancorp, Inc. (a)	215,000	2,812,200
Meridian Bancorp, Inc. (a)	514,164	5,583,821
		8,396,021
TOTAL FINANCIALS		173,848,887
Common Stocks - continued
	Shares	Value
HEALTH CARE - 12.6%
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	500,100	$ 6,391,278
St. Jude Medical, Inc.	55,500	3,618,045
		10,009,323
Health Care Providers & Services - 4.7%
Express Scripts Holding Co. (a)	131,100	9,131,115
HCA Holdings, Inc. (a)	100,300	6,550,593
McKesson Corp.	24,500	4,700,570
UnitedHealth Group, Inc.	117,300	9,507,165
WellPoint, Inc.	25,001	2,745,360
		32,634,803
Pharmaceuticals - 6.5%
Endo Health Solutions, Inc. (a)	51,100	3,427,788
GlaxoSmithKline PLC sponsored ADR	38,700	1,871,919
Jazz Pharmaceuticals PLC (a)	46,700	6,525,391
Johnson & Johnson	136,600	13,672,294
Pfizer, Inc.	548,800	15,750,560
Valeant Pharmaceuticals International (Canada) (a)	31,700	3,716,431
		44,964,383
TOTAL HEALTH CARE		87,608,509
INDUSTRIALS - 10.0%
Aerospace & Defense - 2.0%
Textron, Inc.	111,200	4,044,344
Triumph Group, Inc.	44,400	2,812,740
United Technologies Corp.	66,100	6,950,415
		13,807,499
Air Freight & Logistics - 1.4%
FedEx Corp.	67,400	9,899,712
Airlines - 0.4%
JetBlue Airways Corp. (a)(d)	219,900	2,357,328
Construction & Engineering - 2.5%
AECOM Technology Corp. (a)	194,600	6,606,670
URS Corp.	188,200	10,778,214
		17,384,884
Industrial Conglomerates - 2.2%
General Electric Co.	614,600	15,457,190
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.6%
Caterpillar, Inc.	23,600	$ 2,377,700
Deere & Co.	20,750	1,766,033
		4,143,733
Road & Rail - 0.9%
CSX Corp.	212,500	6,358,000
TOTAL INDUSTRIALS		69,408,346
INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 1.5%
Cisco Systems, Inc.	423,900	10,694,997
Electronic Equipment & Components - 0.5%
Jabil Circuit, Inc.	160,148	3,196,554
Internet Software & Services - 0.7%
Yahoo!, Inc. (a)	131,400	4,705,434
Semiconductors & Semiconductor Equipment - 2.1%
Broadcom Corp. Class A	237,700	9,094,402
Samsung Electronics Co. Ltd.	4,506	5,830,879
		14,925,281
Software - 2.1%
Microsoft Corp.	236,400	10,203,024
Symantec Corp.	182,000	4,306,120
		14,509,144
Technology Hardware, Storage & Peripherals - 2.1%
EMC Corp.	290,600	8,514,580
Hewlett-Packard Co.	172,200	6,132,042
		14,646,622
TOTAL INFORMATION TECHNOLOGY		62,678,032
MATERIALS - 3.2%
Chemicals - 2.8%
Agrium, Inc.	45,100	4,111,469
Axiall Corp.	60,300	2,582,649
Eastman Chemical Co.	66,200	5,215,236
LyondellBasell Industries NV Class A	28,120	2,987,750
Methanex Corp.	68,000	4,425,441
		19,322,545
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	84,000	$ 3,126,480
TOTAL MATERIALS		22,449,025
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	336,900	11,990,271
CenturyLink, Inc.	60,514	2,374,569
		14,364,840
Wireless Telecommunication Services - 0.2%
NII Holdings, Inc. (a)(d)	424,800	291,115
T-Mobile U.S., Inc. (a)	35,100	1,156,194
		1,447,309
TOTAL TELECOMMUNICATION SERVICES		15,812,149
UTILITIES - 5.7%
Electric Utilities - 3.5%
Edison International	66,800	3,660,640
Exelon Corp.	105,300	3,272,724
ITC Holdings Corp.	104,500	3,772,450
NextEra Energy, Inc.	61,110	5,737,618
PPL Corp.	120,800	3,985,192
Xcel Energy, Inc.	130,500	4,019,400
		24,448,024
Gas Utilities - 0.8%
Atmos Energy Corp.	57,800	2,792,896
National Fuel Gas Co.	38,800	2,673,708
		5,466,604
Independent Power Producers & Energy Traders - 0.3%
Dynegy, Inc. (a)	72,900	1,935,495
Multi-Utilities - 1.1%
NiSource, Inc.	75,900	2,859,912
Sempra Energy	47,250	4,711,298
		7,571,210
TOTAL UTILITIES		39,421,333
TOTAL COMMON STOCKS (Cost $575,799,488)		652,984,432
Nonconvertible Preferred Stocks - 1.3%
	Shares	Value
FINANCIALS - 1.3%
Banks - 0.4%
Itau Unibanco Holding SA sponsored ADR	156,838	$ 2,415,305
Real Estate Investment Trusts - 0.9%
Equity Lifestyle Properties, Inc. Series C, 6.75%	243,866	6,289,304
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $8,733,685)		8,704,609
U.S. Treasury Obligations - 0.1%
		Principal Amount (h)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 8/21/14 to 9/25/14 (g) (Cost $869,981)		$ 870,000	869,989
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $353,224)	EUR	230,000	347,002
Money Market Funds - 4.9%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	31,282,112	31,282,112
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	2,846,274	2,846,274
TOTAL MONEY MARKET FUNDS (Cost $34,128,386)		34,128,386
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $619,884,764)		697,034,418
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(3,171,200)
NET ASSETS - 100%		$ 693,863,218
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
93 ICE Russell 1000 Value Index Contracts (United States)	Sept. 2014	$ 9,041,460	$ (187,469)

The face value of futures purchased as a percentage of net assets is 1.3%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $347,002 or 0.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $152,997.
(h) Amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,963
Fidelity Securities Lending Cash Central Fund	19,641
Total	$ 37,604
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 42,640,324	$ 42,640,324	$ -	$ -
Consumer Staples	46,329,375	46,329,375	-	-
Energy	92,788,452	86,450,682	6,337,770	-
Financials	182,553,496	182,553,496	-	-
Health Care	87,608,509	87,608,509	-	-
Industrials	69,408,346	69,408,346	-	-
Information Technology	62,678,032	56,847,153	5,830,879	-
Materials	22,449,025	22,449,025	-	-
Telecommunication Services	15,812,149	15,812,149	-	-
Utilities	39,421,333	39,421,333	-	-
U.S. Government and Government Agency Obligations	869,989	-	869,989	-
Preferred Securities	347,002	-	347,002	-
Money Market Funds	34,128,386	34,128,386	-	-
Total Investments in Securities:	$ 697,034,418	$ 683,648,778	$ 13,385,640	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (187,469)	$ (187,469)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (187,469)
Total Value of Derivatives	$ -	$ (187,469)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.4%
Canada	4.4%
Bermuda	1.8%
Ireland	1.5%
United Kingdom	1.2%
Switzerland	1.0%
Greece	1.0%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,572,304) - See accompanying schedule: Unaffiliated issuers (cost $585,756,378)	$ 662,906,032
Fidelity Central Funds (cost $34,128,386)	34,128,386
Total Investments (cost $619,884,764)		$ 697,034,418
Cash		44,495
Receivable for investments sold		1,741,659
Receivable for fund shares sold		816,493
Dividends receivable		605,945
Distributions receivable from Fidelity Central Funds		6,961
Receivable from investment adviser for expense reductions		577
Other receivables		109,970
Total assets		700,360,518

Liabilities
Payable for investments purchased	$ 2,191,590
Payable for fund shares redeemed	797,876
Accrued management fee	299,046
Distribution and service plan fees payable	18,636
Payable for daily variation margin for derivative instruments	177,630
Other affiliated payables	134,371
Other payables and accrued expenses	31,877
Collateral on securities loaned, at value	2,846,274
Total liabilities		6,497,300

Net Assets		$ 693,863,218
Net Assets consist of:
Paid in capital		$ 864,266,482
Undistributed net investment income		3,557,435
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(250,922,567)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		76,961,868
Net Assets		$ 693,863,218

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($24,608,612 ÷ 1,515,926 shares)	$ 16.23

Maximum offering price per share (100/94.25 of $16.23)	$ 17.22
Class T: Net Asset Value and redemption price per share ($9,618,168 ÷ 593,568 shares)	$ 16.20

Maximum offering price per share (100/96.50 of $16.20)	$ 16.79
Class B: Net Asset Value and offering price per share ($1,533,132 ÷ 94,787 shares)A	$ 16.17

Class C: Net Asset Value and offering price per share ($9,492,442 ÷ 594,523 shares)A	$ 15.97

Stock Selector Large Cap Value: Net Asset Value, offering price and redemption price per share ($639,326,834 ÷ 39,088,076 shares)	$ 16.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,284,030 ÷ 570,233 shares)	$ 16.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2014 (Unaudited)

Investment Income
Dividends		$ 6,121,717
Interest		361
Income from Fidelity Central Funds		37,604
Total income		6,159,682

Expenses
Management fee Basic fee	$ 1,746,001
Performance adjustment	(106,595)
Transfer agent fees	639,305
Distribution and service plan fees	103,634
Accounting and security lending fees	116,222
Custodian fees and expenses	10,723
Independent trustees' compensation	1,216
Registration fees	73,428
Audit	25,872
Legal	1,117
Miscellaneous	3,042
Total expenses before reductions	2,613,965
Expense reductions	(11,718)	2,602,247
Net investment income (loss)		3,557,435
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	40,575,634
Foreign currency transactions	(5,261)
Futures contracts	1,421,644
Total net realized gain (loss)		41,992,017
Change in net unrealized appreciation (depreciation) on: Investment securities	14,154,499
Assets and liabilities in foreign currencies	597
Futures contracts	(39,224)
Total change in net unrealized appreciation (depreciation)		14,115,872
Net gain (loss)		56,107,889
Net increase (decrease) in net assets resulting from operations		$ 59,665,324

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2014 (Unaudited)	Year ended January 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,557,435	$ 6,503,349
Net realized gain (loss)	41,992,017	59,610,615
Change in net unrealized appreciation (depreciation)	14,115,872	32,130,580
Net increase (decrease) in net assets resulting from operations	59,665,324	98,244,544
Distributions to shareholders from net investment income	-	(7,028,513)
Distributions to shareholders from net realized gain	-	(1,781,878)
Total distributions	-	(8,810,391)
Share transactions - net increase (decrease)	73,180,242	(28,375,927)
Total increase (decrease) in net assets	132,845,566	61,058,226

Net Assets
Beginning of period	561,017,652	499,959,426
End of period (including undistributed net investment income of $3,557,435 and undistributed net investment income of $0, respectively)	$ 693,863,218	$ 561,017,652

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.72	$ 12.43	$ 10.71	$ 10.72	$ 9.35	$ 7.53
Income from Investment Operations
Net investment income (loss) E	.07	.13	.20	.14	.09	.09
Net realized and unrealized gain (loss)	1.44	2.35	1.73	.02	1.38	1.85
Total from investment operations	1.51	2.48	1.93	.16	1.47	1.94
Distributions from net investment income	-	(.15)	(.21)	(.17)	(.10)	(.12)
Distributions from net realized gain	-	(.05)	-	-	-	-
Total distributions	-	(.19)I	(.21)	(.17)	(.10)	(.12)
Net asset value, end of period	$ 16.23	$ 14.72	$ 12.43	$ 10.71	$ 10.72	$ 9.35
Total ReturnB, C, D	10.26%	20.01%	18.15%	1.58%	15.79%	25.74%
Ratios to Average Net Assets F, H
Expenses before reductions	1.07%A	1.00%	.87%	.87%	1.00%	1.15%
Expenses net of fee waivers, if any	1.07%A	1.00%	.87%	.87%	1.00%	1.15%
Expenses net of all reductions	1.07%A	1.00%	.85%	.86%	1.00%	1.13%
Net investment income (loss)	.87%A	.95%	1.74%	1.38%	.87%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,609	$ 21,266	$ 18,234	$ 18,900	$ 20,815	$ 23,778
Portfolio turnover rateG	72% A	64%	63%	128%	120%	171%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.19 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.71	$ 12.44	$ 10.72	$ 10.74	$ 9.36	$ 7.54
Income from Investment Operations
Net investment income (loss) E	.04	.09	.17	.12	.06	.07
Net realized and unrealized gain (loss)	1.45	2.34	1.73	.01	1.39	1.84
Total from investment operations	1.49	2.43	1.90	.13	1.45	1.91
Distributions from net investment income	-	(.11)	(.18)	(.15)	(.07)	(.09)
Distributions from net realized gain	-	(.05)	-	-	-	-
Total distributions	-	(.16)	(.18)	(.15)	(.07)	(.09)
Net asset value, end of period	$ 16.20	$ 14.71	$ 12.44	$ 10.72	$ 10.74	$ 9.36
Total ReturnB, C, D	10.13%	19.54%	17.88%	1.26%	15.50%	25.30%
Ratios to Average Net Assets F, H
Expenses before reductions	1.40%A	1.32%	1.14%	1.14%	1.29%	1.45%
Expenses net of fee waivers, if any	1.40%A	1.32%	1.14%	1.14%	1.29%	1.45%
Expenses net of all reductions	1.39%A	1.31%	1.12%	1.13%	1.28%	1.44%
Net investment income (loss)	.54%A	.63%	1.48%	1.11%	.59%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,618	$ 8,244	$ 6,544	$ 5,603	$ 5,625	$ 9,101
Portfolio turnover rateG	72% A	64%	63%	128%	120%	171%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.72	$ 12.44	$ 10.72	$ 10.72	$ 9.35	$ 7.53
Income from Investment Operations
Net investment income (loss) E	- I	.02	.11	.07	.01	.02
Net realized and unrealized gain (loss)	1.45	2.34	1.73	.02	1.38	1.85
Total from investment operations	1.45	2.36	1.84	.09	1.39	1.87
Distributions from net investment income	-	(.03)	(.12)	(.09)	(.02)	(.05)
Distributions from net realized gain	-	(.05)	-	-	-	-
Total distributions	-	(.08)	(.12)	(.09)	(.02)	(.05)
Net asset value, end of period	$ 16.17	$ 14.72	$ 12.44	$ 10.72	$ 10.72	$ 9.35
Total ReturnB, C, D	9.85%	18.94%	17.24%	.86%	14.87%	24.79%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89%A	1.81%	1.63%	1.62%	1.80%	1.98%
Expenses net of fee waivers, if any	1.89%A	1.80%	1.63%	1.62%	1.80%	1.98%
Expenses net of all reductions	1.89%A	1.80%	1.60%	1.62%	1.79%	1.97%
Net investment income (loss)	.05%A	.14%	.99%	.63%	.08%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,533	$ 1,632	$ 1,645	$ 1,819	$ 2,274	$ 2,711
Portfolio turnover rateG	72% A	64%	63%	128%	120%	171%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.53	$ 12.30	$ 10.61	$ 10.63	$ 9.30	$ 7.49
Income from Investment Operations
Net investment income (loss) E	- I	.02	.11	.07	.01	.03
Net realized and unrealized gain (loss)	1.44	2.31	1.72	.01	1.36	1.84
Total from investment operations	1.44	2.33	1.83	.08	1.37	1.87
Distributions from net investment income	-	(.05)	(.14)	(.10)	(.04)	(.06)
Distributions from net realized gain	-	(.05)	-	-	-	-
Total distributions	-	(.10)	(.14)	(.10)	(.04)	(.06)
Net asset value, end of period	$ 15.97	$ 14.53	$ 12.30	$ 10.61	$ 10.63	$ 9.30
Total ReturnB, C, D	9.91%	18.94%	17.32%	.85%	14.79%	24.97%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89%A	1.81%	1.63%	1.62%	1.75%	1.89%
Expenses net of fee waivers, if any	1.89%A	1.80%	1.63%	1.62%	1.75%	1.89%
Expenses net of all reductions	1.88%A	1.80%	1.61%	1.61%	1.74%	1.88%
Net investment income (loss)	.05%A	.14%	.99%	.63%	.13%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,492	$ 7,789	$ 5,839	$ 4,979	$ 3,959	$ 3,491
Portfolio turnover rateG	72% A	64%	63%	128%	120%	171%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector Large Cap Value

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.81	$ 12.51	$ 10.77	$ 10.78	$ 9.40	$ 7.56
Income from Investment Operations
Net investment income (loss) D	.09	.17	.23	.18	.11	.12
Net realized and unrealized gain (loss)	1.46	2.37	1.75	.01	1.40	1.86
Total from investment operations	1.55	2.54	1.98	.19	1.51	1.98
Distributions from net investment income	-	(.19)	(.24)	(.20)	(.13)	(.14)
Distributions from net realized gain	-	(.05)	-	-	-	-
Total distributions	-	(.24)	(.24)	(.20)	(.13)	(.14)
Net asset value, end of period	$ 16.36	$ 14.81	$ 12.51	$ 10.77	$ 10.78	$ 9.40
Total ReturnB, C	10.47%	20.31%	18.55%	1.85%	16.09%	26.21%
Ratios to Average Net Assets E, G
Expenses before reductions	.78%A	.72%	.57%	.57%	.73%	.85%
Expenses net of fee waivers, if any	.78%A	.72%	.57%	.57%	.73%	.85%
Expenses net of all reductions	.78%A	.71%	.55%	.56%	.72%	.84%
Net investment income (loss)	1.16%A	1.23%	2.05%	1.68%	1.15%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 639,327	$ 518,206	$ 465,702	$ 482,950	$ 803,009	$ 914,828
Portfolio turnover rateF	72%A	64%	63%	128%	120%	171%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2014	Years ended January 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.74	$ 12.46	$ 10.74	$ 10.74	$ 9.37	$ 7.54
Income from Investment Operations
Net investment income (loss) D	.09	.17	.23	.17	.11	.12
Net realized and unrealized gain (loss)	1.45	2.35	1.73	.02	1.39	1.85
Total from investment operations	1.54	2.52	1.96	.19	1.50	1.97
Distributions from net investment income	-	(.19)	(.24)	(.19)	(.13)	(.14)
Distributions from net realized gain	-	(.05)	-	-	-	-
Total distributions	-	(.24)	(.24)	(.19)	(.13)	(.14)
Net asset value, end of period	$ 16.28	$ 14.74	$ 12.46	$ 10.74	$ 10.74	$ 9.37
Total ReturnB, C	10.45%	20.25%	18.42%	1.92%	16.04%	26.18%
Ratios to Average Net Assets E, G
Expenses before reductions	.83%A	.73%	.61%	.60%	.74%	.87%
Expenses net of fee waivers, if any	.83%A	.73%	.61%	.60%	.74%	.87%
Expenses net of all reductions	.83%A	.73%	.58%	.60%	.73%	.86%
Net investment income (loss)	1.11%A	1.22%	2.01%	1.65%	1.14%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,284	$ 3,881	$ 1,995	$ 1,519	$ 1,876	$ 2,279
Portfolio turnover rateF	72% A	64%	63%	128%	120%	171%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2014 (Unaudited)

1. Organization.

Fidelity® Stock Selector Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Large Cap Value, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

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3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 99,802,882
Gross unrealized depreciation	(28,596,745)
Net unrealized appreciation (depreciation) on securities	$ 71,206,137
Tax cost	$ 625,828,281

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (99,046,054)
2018	(188,104,839)
Total with expiration	$ (287,150,893)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on

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4. Derivative Instruments - continued

Futures Contracts - continued

the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,421,644 and a change in net unrealized appreciation (depreciation) of $(39,224) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $283,277,800 and $216,132,518, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Large Cap Value as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 29,124	$ 776
Class T	.25%	.25%	23,028	195
Class B	.75%	.25%	8,147	6,134
Class C	.75%	.25%	43,335	7,394
			$ 103,634	$ 14,499

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,751
Class T	2,730
Class B*	1,527
Class C*	677
$ 15,685

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 27,225.23
Class T	14,308.31
Class B	2,457.30
Class C	13,059.30
Stock Selector Large Cap Value	573,122.20
Institutional Class	9,134.25
	$ 639,305

* Annualize

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,954 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $756 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

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Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $19,641, including $558 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9,294 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,424.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2014	Year ended January 31, 2014
From net investment income
Class A	$ -	$ 211,924
Class T	-	63,275
Class B	-	3,263
Class C	-	27,297
Stock Selector Large Cap Value	-	6,677,131
Institutional Class	-	45,623
Total	$ -	$ 7,028,513
From net realized gain
Class A	$ -	$ 67,665
Class T	-	26,666
Class B	-	5,288
Class C	-	24,673
Stock Selector Large Cap Value	-	1,646,206
Institutional Class	-	11,380
Total	$ -	$ 1,781,878

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2014	Year ended January 31, 2014	Six months ended July 31, 2014	Year ended January 31, 2014
Class A
Shares sold	285,841	453,976	$ 4,554,340	$ 6,296,444
Reinvestment of distributions	-	17,878	-	258,884
Shares redeemed	(214,915)	(493,396)	(3,429,324)	(7,077,208)
Net increase (decrease)	70,926	(21,542)	$ 1,125,016	$ (521,880)
Class T
Shares sold	77,566	162,162	$ 1,217,099	$ 2,245,109
Reinvestment of distributions	-	6,114	-	88,742
Shares redeemed	(44,273)	(134,046)	(703,680)	(1,877,963)
Net increase (decrease)	33,293	34,230	$ 513,419	$ 455,888

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Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2014	Year ended January 31, 2014	Six months ended July 31, 2014	Year ended January 31, 2014
Class B
Shares sold	2,147	3,348	$ 32,690	$ 45,970
Reinvestment of distributions	-	509	-	7,427
Shares redeemed	(18,185)	(25,299)	(286,793)	(347,355)
Net increase (decrease)	(16,038)	(21,442)	$ (254,103)	$ (293,958)
Class C
Shares sold	108,856	146,694	$ 1,702,105	$ 2,029,290
Reinvestment of distributions	-	3,139	-	45,227
Shares redeemed	(50,248)	(88,666)	(774,782)	(1,208,921)
Net increase (decrease)	58,608	61,167	$ 927,323	$ 865,596
Stock Selector Large Cap Value
Shares sold	7,673,471	7,167,684	$ 123,376,936	$ 100,838,739
Reinvestment of distributions	-	556,371	-	8,100,157
Shares redeemed	(3,582,672)	(9,956,522)	(57,316,160)	(139,235,813)
Net increase (decrease)	4,090,799	(2,232,467)	$ 66,060,776	$ (30,296,917)
Institutional Class
Shares sold	352,573	206,722	$ 5,544,751	$ 2,877,195
Reinvestment of distributions	-	3,795	-	55,110
Shares redeemed	(45,566)	(107,442)	(736,940)	(1,516,961)
Net increase (decrease)	307,007	103,075	$ 4,807,811	$ 1,415,344

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Stock Selector Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for a sleeve of the fund in April 2013.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Fidelity Stock Selector Large Cap Value Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Stock Selector Large Cap Value Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

Semiannual Report

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2013 and the total expense ratio of Class T ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

LCV-USAN-0914
1.900196.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Devonshire Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 22, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 22, 2014